UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04782

HSBC INVESTOR FUNDS
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments.

HSBC INVESTOR CORE PLUS FIXED INCOME FUND
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

Value ($)
Investment in Affiliated Investment Company— 100.1%
HSBC Investor Core Plus Fixed Income Portfolio	14,510,695
TOTAL INVESTMENTS — 100.1%	14,510,695

Percentages indicated are based on net assets $14,496,916.

See notes to schedules of portfolio investments.

HSBC INVESTOR HIGH YIELD FIXED INCOME FUND
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

Value ($)
Investment in Affiliated Investment Company— 100.4%
HSBC Investor High Yield Fixed Income Portfolio	8,579,696
TOTAL INVESTMENTS — 100.4%	8,579,696
Percentages indicated are based on net assets of $8,541,568.

See notes to schedules of portfolio investments.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

Value ($)
Investment in Affiliated Investment Company— 100.1%
HSBC Investor Intermediate Duration Fixed Income Portfolio	13,533,895
TOTAL INVESTMENTS — 100.1%	13,533,895

Percentages indicated are based on net assets $13,524,986.

See notes to schedules of portfolio investments.

HSBC INVESTOR GROWTH FUND
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

Value ($)
Investment in Affiliated Investment Company— 100.1%
HSBC Investor Growth Portfolio	48,557,858
TOTAL INVESTMENTS — 100.1%	48,557,858
Percentages indicated are based on net assets of $48,523,892.

See notes to schedules of portfolio investments.

HSBC INVESTOR OPPORTUNITY FUND
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

Value ($)
Investment in Affiliated Investment Company— 100.1%
HSBC Investor Opportunity Portfolio	17,140,395
TOTAL INVESTMENTS — 100.1%	17,140,395

Percentages indicated are based on net assets $17,126,879.

See notes to schedules of portfolio investments.

HSBC INVESTOR OVERSEAS EQUITY FUND
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

Value ($)
Investment in Affiliated Investment Company— 99.4%
HSBC Investor International Equity Portfolio	11,837,609
TOTAL INVESTMENTS — 99.4%	11,837,609

Percentages indicated are based on net assets $11,911,187.

See notes to schedules of portfolio investments.

HSBC INVESTOR VALUE FUND
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

Value ($)
Investment in Affiliated Investment Company— 100.0%
HSBC Investor Value Portfolio	43,222,049
TOTAL INVESTMENTS — 100.0%	43,222,049

Percentages indicated are based on net assets of $43,241,941.

See notes to schedules of portfolio investments.

HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares	Value ($)
Investment in Affiliated Investment Companies— 100.0%
HSBC Investor Growth Portfolio		2,551,593
HSBC Investor International Equity Portfolio		2,783,904
HSBC Investor Opportunity Portfolio		4,038,233
HSBC Investor Value Portfolio		2,552,477
HSBC Investor Prime Money Market Fund – Class I Shares, 2.44%*(a)	120,509	120,509
TOTAL INVESTMENTS — 100.0%		12,046,716

Percentages indicated are based on net assets of $12,045,295.

* Cost for the HSBC Investor Prime Money Market Fund – Class I Shares is $120,509.

(a) The rate represents the annualized one-day yield that was in effect on July 31, 2008.

See notes to schedules of portfolio investments.

HSBC INVESTOR GROWTH STRATEGY FUND
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares	Value ($)
Investment in Affiliated Investment Companies— 100.2%
HSBC Investor Core Plus Fixed Income Portfolio		5,131,474
HSBC Investor High Yield Fixed Income Portfolio		682,488
HSBC Investor Growth Portfolio		7,205,505
HSBC Investor International Equity Portfolio		6,836,056
HSBC Investor Opportunity Portfolio		6,707,813
HSBC Investor Value Portfolio		7,207,992
HSBC Investor Prime Money Market Fund – Class I Shares, 2.44%*(a)	340,479	340,479
TOTAL INVESTMENTS — 100.2%		34,111,807

Percentages indicated are based on net assets of $34,058,923.

* Cost for HSBC Investor Prime Money Market Fund – Class I Shares is $340,479.

(a) The rate represents the annualized one-day yield that was in effect on July 31, 2008.

See notes to schedules of portfolio investments.

HSBC INVESTOR MODERATE GROWTH STRATEGY FUND
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares	Value ($)
Investment in Affiliated Investment Companies— 100.3%
HSBC Investor Core Plus Fixed Income Portfolio		9,687,382
HSBC Investor High Yield Fixed Income Portfolio		1,858,305
HSBC Investor Growth Portfolio		7,100,305
HSBC Investor International Equity Portfolio		5,584,014
HSBC Investor Opportunity Portfolio		4,018,165
HSBC Investor Value Portfolio		6,728,930
HSBC Investor Prime Money Market Fund – Class I Shares, 2.44%*(a)	2,228,031	2,228,031
TOTAL INVESTMENTS — 100.3%		37,205,132

Percentages indicated are based on net assets of $37,094,405.

* Cost for the HSBC Investor Prime Money Market Fund – Class I Shares is $2,228,031.

(a) The rate represents the annualized one-day yield that was in effect on July 31, 2008.

See notes to schedules of portfolio investments.

HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares	Value ($)
Investment in Affiliated Investment Companies— 100.1%
HSBC Investor Core Plus Fixed Income Portfolio		3,094,445
HSBC Investor High Yield Fixed Income Portfolio		987,749
HSBC Investor Intermediate Duration Fixed Income Portfolio		371,614
HSBC Investor Growth Portfolio		1,862,210
HSBC Investor International Equity Portfolio		1,236,711
HSBC Investor Opportunity Portfolio		485,403
HSBC Investor Value Portfolio		1,738,663
HSBC Investor Prime Money Market Fund – Class I Shares, 2.44%*(a)	2,594,799	2,594,799
TOTAL INVESTMENTS — 100.1%		12,371,594

Percentages indicated are based on net assets of $12,359,420.

*Cost for the HSBC Investor Prime Money Market Fund – Class I Shares is $2,594,799.

(a) The rate represents the annualized one-day yield that was in effect on July 31, 2008.

See notes to schedules of portfolio investments.

HSBC INVESTOR NEW YORK TAX-FREE BOND FUND
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds – 97.2%
New York – 85.2%
Buffalo, New York Fiscal Stability
Authority Sales Tax & State Aid
Revenue 5.25%, 8/15/13, (MBIA
Insured)	500,000	545,960
Long Island Power Authority
Electrical Systems Revenue 5.00%,
12/1/22, Callable 12/1/16 @ 100	500,000	508,145
Metropolitan Transportation
Authority Revenue 5.25%,
11/15/11	1,000,000	1,061,540
Metropolitan Transportation
Authority Revenue 5.75%, 7/1/13,
Escrowed to Maturity	285,000	304,973
Metropolitan Transportation
Authority Revenue 5.50%, 1/1/19,
(MBIA Insured), Callable 7/1/12 @ 100	480,000	510,499
Metropolitan Transportation
Authority Revenue 5.50%,
11/15/19, (FGIC Insured)	1,000,000	1,088,140
Metropolitan Transportation
Authority Revenue 5.00%,
11/15/32, (FSA Insured), Callable
11/15/12 @ 100	1,625,000	1,630,476
Monroe County Airport Authority
Revenue 5.63%, 1/1/10, AMT,
(MBIA Insured)	1,240,000	1,271,744
Monroe County Airport Authority
Revenue 5.75%, 1/1/14, AMT,
(MBIA Insured)	750,000	783,960
New York City GO:
5.25%, 8/1/11	1,000,000	1,067,090
5.00%, 8/1/14	200,000	215,178
5.00%, 8/1/15	325,000	349,664
Series C, 5.00%,
8/1/16, (MBIA Insured), Callable
8/1/15 @ 100	500,000	529,795
5.00%, 8/1/17	500,000	535,175
New York City Housing
Development Corp. Revenue
5.60%, 11/1/19, AMT, Callable
11/1/09 @ 101	100,000	101,362
New York City IDA Civic Facility
Revenue, USTA National Tennis
Center, 5.00%, 11/15/19, (FSA
Insured), Callable 5/1/13 @ 100	1,000,000	1,047,420
New York City IDA Revenue,
Queens Baseball Stadium, 5.00%,
1/1/18, (AMBAC Insured),
Callable 1/1/17 @ 100	550,000	565,961
New York City IDA Special Facility
Revenue, Terminal One Group
Association, 5.00%, 1/1/09, AMT	1,000,000	1,006,350
New York City Municipal Water
Finance Authority 5.00%, 6/15/34,
Callable 6/15/13 @ 100	1,250,000	1,255,825
New York City Municipal Water
Finance Authority 5.00%, 6/15/36,
Callable 12/15/14 @ 100	1,000,000	1,004,820
New York City Transitional Finance
Authority Building Aid Revenue
5.00%, 7/15/18, (FGIC Insured),
Callable 1/15/17 @ 100	550,000	581,795
New York City Transitional Finance
Authority Building Aid Revenue
5.00%, 7/15/36, (FGIC Insured),
Callable 1/15/17 @ 100	1,000,000	996,990
New York City Transitional Finance
Authority Revenue 5.25%, 5/1/17,
Callable 5/1/11 @ 100	400,000	422,200
New York City Transitional Finance
Authority Revenue 5.25%, 2/1/29,
Callable 2/1/11 @ 100	1,540,000	1,613,643
New York State Dormitory Authority
Revenue, Cooper Union 6.00%,
7/1/19, (MBIA Insured), Callable
7/1/09 @ 101	350,000	367,500
New York State Dormitory Authority
Revenue, Department of Health
5.25%, 7/1/16, Callable 7/1/14 @ 100	500,000	539,175
New York State Dormitory Authority
Revenue, Fashion Institute 5.25%,
7/1/22, (FGIC Insured)	1,250,000	1,259,775
New York State Dormitory Authority
Revenue, Master Boces PG 5.25%,
8/15/19, (FSA Insured), Callable
8/15/12 @ 100	1,000,000	1,057,640
New York State Dormitory Authority
Revenue, Mental Health 6.50%,
8/15/11	225,000	248,639
New York State Dormitory Authority
Revenue, Mental Health 5.00%,
2/15/15, (FGIC Insured)	1,245,000	1,336,283
New York State Dormitory Authority
Revenue, New York Presbyterian
Hospital 5.50%, 8/1/10, (AMBAC
Insured)	750,000	790,710
New York State Dormitory Authority
Revenue, New York University
5.50%, 7/1/18, (AMBAC Insured)	500,000	561,315
New York State Dormitory Authority
Revenue, NYSARC, Inc. 5.25%,
7/1/18, (FSA Insured), Callable
7/1/12 @ 101	1,460,000	1,554,404
New York State Dormitory Authority
Revenue, Rockefeller University
5.25%, 7/1/13, Callable 9/25/08 @ 101	500,000	506,170
New York State Dormitory Authority
Revenue, Sloan Kettering Institute
5.50%, 7/1/23, (MBIA Insured)	1,300,000	1,406,197
New York State Dormitory Authority
Revenue, St. Johns University
5.00%, 7/1/24, (MBIA Insured),
Callable 7/1/17 @ 100	1,000,000	1,005,680
New York State Dormitory Authority
Revenue, State Personal Income
Tax Revenue 5.00%, 3/15/23,
Callable 3/15/15 @ 100	1,000,000	1,031,780
New York State Dormitory Authority
Revenue, University of Rochester
5.00%, 7/1/22, Callable 1/1/17 @100	500,000	514,510
New York State Environmental
Facilities Corp. 5.70%, 1/15/14,
Callable 7/15/09 @ 101	415,000	432,754
New York State Environmental
Facilities Corp. 5.70%, 1/15/14,
Pre-refunded 7/15/09@ 101	15,000	15,737

New York State Mortgage Agency
Revenue 5.60%, 10/1/14, AMT,
Callable 5/5/08 @ 101.5	1,000,000	1,008,940
New York State Municipal Bond
Bank Revenue 5.50%, 12/1/12	850,000	927,146
New York State Thruway Authority
Revenue, Personal Income Tax
Revenue 5.00%, 3/15/19, (MBIA
Insured), Callable 3/15/13 @ 100	1,400,000	1,442,980
New York State Thruway Authority
Revenue, Personal Income Tax
Revenue 5.00%, 3/15/21, (MBIA
Insured), Callable 3/15/13 @ 100	500,000	513,030
New York State Thruway Authority
Revenue, Second General Highway
& Bridge 5.00%, 4/1/22, (MBIA
Insured), Callable 4/1/14 @ 100	1,000,000	1,028,730
New York State Thruway Authority
Revenue, Service Contract
Revenue 5.50%, 4/1/11	1,000,000	1,072,470
New York State Urban Development
Corp. Revenue 6.50%, 1/1/09,
(MBIA Insured)	500,000	509,785
New York State Urban Development
Corp. Revenue 5.75%, 4/1/12	500,000	546,110
New York State Urban Development
Corp. Revenue 5.00%, 3/15/21,
(FSA Insured), Callable 3/15/15 @100	1,000,000	1,042,800
New York State Urban Development
Corp. Revenue 5.13%, 1/1/22,
Callable 7/1/14 @ 100	885,000	913,417
New York State Urban Development
Corp. Revenue 5.13%, 1/1/25, Pre-
refunded 1/1/11 @ 100	175,000	185,705
Onondaga County, Water Authority
Revenue 5.00%, 9/15/14, (FSA
Insured), Callable 9/15/10 @ 101	300,000	316,059
Onondaga County, Water Authority
Revenue 5.00%, 9/15/15, (FSA
Insured), Callable 9/15/10 @ 101	665,000	699,188
Port Authority of New York & New
Jersey Revenue 5.00%, 9/1/27,
Callable 9/1/13 @ 100	795,000	810,153
Port Authority of New York & New
Jersey Revenue 5.38%, 3/1/28	1,100,000	1,166,946
Port Authority of New York & New
Jersey Special Obligation Revenue
5.75%, 12/1/22, AMT, (MBIA
Insured), Callable 9/25/08 @ 102	500,000	494,670
Suffolk County, New York GO
5.25%, 5/1/12, (FSA Insured)	515,000	557,745
Suffolk County, New York GO
5.25%, 5/1/15, (FSA Insured)	100,000	110,688
Syracuse Industrial Development
Agency Revenue 5.00%, 1/1/36,
AMT, (XLCA Insured), Callable
1/1/17 @ 100	1,000,000	867,440
Tobacco Settlement Financing Corp.
5.50%, 6/1/21, Callable 6/1/13 @ 100	1,000,000	1,036,350
Webster, Central School District GO
5.00%, 6/15/14, (FSA Insured)	500,000	544,270
Yonkers, New York 5.00%, 12/1/14,
(MBIA Insured)	750,000	803,467
		48,225,063
Puerto Rico – 12.0%
Puerto Rico Commonwealth,
Highway & Transportation
Authority Grant Antic Revenue
5.00%, 9/15/17, (MBIA Insured),
Callable 3/15/14 @ 100	1,000,000	1,043,820
Puerto Rico Commonwealth,
Highway & Transportation
Authority Grant Antic Revenue
5.00%, 7/1/35, Pre-refunded 7/1/15
@ 100	1,340,000	1,470,261
Puerto Rico Electric Power Authority
Power Revenue 5.25%, 7/1/22,
(MBIA Insured)	1,000,000	1,049,410
Puerto Rico Municipal Finance
Agency Revenue 5.00%, 8/1/12	995,000	1,021,447
Puerto Rico Public Buildings
Authority Revenue 5.25%, 7/1/33,
(Commonwealth Guaranteed), Pre-
refunded 7/1/14 @ 100	10,000	10,833
Puerto Rico Public Buildings
Authority Revenue 5.25%, 7/1/33,
(Commonwealth Guaranteed),
Callable 7/1/14 @ 100	690,000	677,739
Puerto Rico Public Finance Corp.
Revenue 5.25%, 8/1/29, (MBIA
Insured), Callable 7/1/10 @ 101	1,000,000	1,013,860
Puerto Rico Public Finance Corp.
Revenue 5.38%, 6/1/18, (AMBAC
Insured)	500,000	531,970
		6,819,340

TOTAL MUNICIPAL BONDS
(COST $54,372,675)		55,044,403

Investment Companies – 2.1%
BlackRock Liquidity New York
Money Fund, Institutional
Shares, 1.99% (a)	1,166,199	1,166,199
Northern Institutional Diversified
Assets Portfolio, Shares Class,
2.01% (a)	28,484	28,484

TOTAL INVESTMENT COMPANIES
(COST $1,194,683)		1,194,683

TOTAL INVESTMENTS
(COST $55,567,358) — 99.3%		56,239,086

Percentages indicated are based on net assets of $56,639,624.

(a)	The rates presented represent the annualized one day yield that was in effect on July 31, 2008.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Interest on security is subject to federal alternative minimum tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
GO	General Obligation
IDA	Industrial Development Agency
MBIA	Municipal Bond Insurance Association
XLCA	XL Capital Assurance

See notes to schedules of portfolio investments.

HSBC INVESTOR GROWTH AND INCOME FUND
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares	Value($)
Common Stocks – 97.9%
Aerospace & Defense – 3.1%
The Boeing Co.	5,000	305,550
United Technologies Corp.	12,900	825,342
		1,130,892
Automotive & Transport – 10.5%
BorgWarner, Inc.	30,000	1,209,600
DaimlerChrysler AG	9,600	553,824
Johnson Controls, Inc.	32,000	965,120
PACCAR, Inc.	25,000	1,051,500
		3,780,044
Chemicals – 4.9%
Monsanto Co.	7,800	929,058
Sigma-Aldrich Corp.	14,000	850,360
		1,779,418
Computer Software – 7.2%
Adobe Systems, Inc. (a)	20,000	827,000
Electronic Arts, Inc. (a)	19,400	837,692
Salesforce.com, Inc. (a)	14,499	924,891
		2,589,583

Computers – 9.0%
Apple, Inc. (a)	10,700	1,700,765
Hewlett-Packard Co.	20,700	927,360
Intel Corp.	27,400	608,006
		3,236,131

Consumer Products – 6.6%
Ecolab, Inc.	19,400	867,180
Nike, Inc., Class B	19,500	1,144,260
PepsiCo, Inc.	5,800	386,048
		2,397,488
Diversified Manufacturing Operations – 20.3%
Caterpillar, Inc.	12,000	834,240
Donaldson Co., Inc.	15,500	699,205
Jacobs Engineering Group, Inc. (a)	18,500	1,430,790
Kennametal, Inc.	30,000	892,800
Plum Creek Timber Co., Inc.	18,400	896,448
Precision Castparts Corp.	5,700	532,551
Tyco Electronics Ltd.	31,000	1,027,340
W. W. Grainger, Inc.	11,600	1,038,316
		7,351,690
Financial Services – 12.4%
American Express Co.	7,800	289,536
BlackRock, Inc.	4,000	866,840
CME Group, Inc.	2,000	720,260
JP Morgan Chase & Co.	13,500	548,505
T. Rowe Price Group, Inc.	18,500	1,107,225
The Charles Schwab Corp.	42,000	961,380
		4,493,746
Health Care – 2.7%
Becton, Dickinson and Co.	8,000	679,280
Hologic, Inc. (a)	17,000	313,990
		993,270
Internet Related – 3.3%
Google, Inc., Class A (a)	2,500	1,184,375
Media – 3.0%
The Walt Disney Co.	36,000	1,092,600
Oil & Gas – 2.5%
Anadarko Petroleum Corp.	8,000	463,280
Schlumberger Ltd.	4,300	436,880
		900,160

Retail – 4.7%
Amazon.com, Inc. (a)	8,000	610,720
Costco Wholesale Corp.	12,000	752,160
Nordstrom, Inc.	12,000	344,880
		1,707,760

Telecommunications – 4.6%
QUALCOMM, Inc.	9,000	498,060
Verizon Communications, Inc.	34,000	1,157,360
		1,655,420
Transportation – 3.1%
Burlington Northern Santa Fe Corp.	6,500	676,845
Expeditors International of
Washington, Inc.	12,500	443,875
		1,120,720
TOTAL COMMON STOCKS
(COST $29,604,616)		35,413,297
Investment Company – 2.5%
Northern Institutional Diversified
Assets Portfolio, Shares Class,
2.01% (b)	893,551	893,551
TOTAL INVESTMENT COMPANY
(COST $893,551)		893,551

TOTAL INVESTMENTS
(COST $30,498,167) — 100.4%		36,306,848

Percentages indicated are based on net assets of $36,156,518.

(a)	Represents non-income producing security.
(b)	The rates presented represent the annualized one day yield that was in effect on July 31, 2008.

See notes to schedules of portfolio investments.

HSBC INVESTOR MID-CAP FUND
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares	Value($)
Common Stocks – 98.8%
Aerospace & Defense – 2.0%
L-3 Communications Holdings, Inc.	5,200	513,188
Agricultural Chemicals – 3.1%
Compass Minerals International, Inc.	6,250	472,500
Syngenta AG ADR	5,275	306,425
		778,925
Banking – 1.0%
HDFC Bank Ltd. ADR	3,225	252,131
Biotechnology – 1.8%
BioMarin Pharmaceuticals, Inc. (a)	14,100	458,955
Business Services – 1.3%
Fiserv, Inc. (a)	5,400	258,228
Morningstar, Inc. (a)	1,150	72,404
		330,632
Chemicals – 6.4%
Airgas, Inc.	9,650	552,752
FMC Corp.	9,550	710,233
Praxair, Inc.	3,675	344,458
		1,607,443

Commercial Services – 2.8%
IHS, Inc., Class A (a)	6,000	373,380
Ritchie Brothers Auctioneers, Inc. ADR	12,975	338,777
		712,157
Communications – 2.6%
CommScope, Inc. (a)	9,800	436,982
Discovery Holding Co., Class A (a)	11,200	222,656
		659,638
Computer Services – 1.6%
Cognizant Technology Solutions
Corp. (a)	9,325	261,753
FactSet Research Systems, Inc.	2,650	152,825
		414,578
Computer Software – 3.9%
Akamai Technologies, Inc. (a)	5,350	124,869
Blackbaud, Inc.	5,700	101,802
MICROS Systems, Inc. (a)	7,800	247,104
Solera Holdings, Inc. (a)	9,600	278,304
Sybase, Inc. (a)	6,550	220,146
		972,225

Computers – 1.1%
Logitech International S.A. (a)	11,000	288,530
Construction & Engineering – 1.3%
McDermott International, Inc. (a)	6,925	330,115
Consumer Products – 3.2%
Church & Dwight Co., Inc.	6,450	353,911
Gildan Activewear, Inc. (a)	7,125	179,764
Tupperware Brands Corp.	6,800	265,200
		798,875

Correctional Institutions – 1.7%
Corrections Corp. of America (a)	15,075	422,552
Distribution & Wholesale – 1.8%
LKQ Corp. (a)	22,075	452,538
Education – 1.0%
New Oriental Education &
Technology Group, Inc. ADR (a)	3,600	252,000
Electronic Components & Semiconductors – 4.4%
American Superconductor Corp. (a)	5,150	203,373
Diodes, Inc. (a)	7,700	199,969
Itron, Inc. (a)	4,300	397,019
Microchip Technology, Inc.	9,600	306,528
		1,106,889
Energy – 2.2%
Core Laboratories N.V.	3,125	405,031
Foundation Coal Holdings, Inc.	2,350	139,590
		544,621
Environmental Services – 1.5%
Stericycle, Inc. (a)	6,425	383,894
Financial Services – 5.6%
Affiliated Managers Group, Inc. (a)	4,150	358,560
Alliance Data Systems Corp. (a)	200	12,830
Annaly Capital Management, Inc.	25,400	382,778
BlackRock, Inc.	850	184,204
CME Group, Inc.	500	180,065
Eaton Vance Corp.	7,525	279,478
		1,397,915
Food & Beverage – 3.5%
Central European Distribution Corp. (a)	5,475	399,456
Flowers Foods, Inc.	15,875	477,361
		876,817
Health Care – 9.1%
Cepheid, Inc. (a)	10,600	181,472
DaVita, Inc. (a)	3,950	220,608
Express Scripts, Inc. (a)	3,025	213,384
Hologic, Inc. (a)	6,276	115,918
Laboratory Corp. of America
Holdings (a)	3,975	268,630
Psychiatric Solutions, Inc. (a)	6,925	242,513
ResMed, Inc. (a)	6,400	242,048
Techne Corp. (a)	1,075	85,484
VCA Antech, Inc. (a)	13,275	386,833
West Pharmaceutical Services, Inc.	7,150	328,328
		2,285,218

Industrial Manufacturing – 3.2%
Interface, Inc., Class A	8,625	102,206
Oshkosh Corp.	4,600	82,984
Snap-on, Inc.	2,600	146,354
Valmont Industries, Inc.	4,450	475,750
		807,294
Insurance – 3.7%
Assurant, Inc.	5,100	306,612
Axis Capital Holdings Ltd.	10,700	338,976
Proassurance Corp. (a)	5,850	286,299
		931,887

Leisure – 0.7%
Penn National Gaming, Inc. (a)	6,400	182,592
Machinery – 0.4%
Flowserve Corp.	800	106,672
Metal Processors & Fabrication – 0.8%
Carpenter Technology Corp.	5,200	201,240
Oil & Gas – 7.1%
Atlas America, Inc.	7,962	294,912
Enbridge, Inc.	3,300	144,804
FMC Technologies, Inc. (a)	8,875	548,298
Oil States International, Inc. (a)	4,725	259,308
Southwestern Energy Co. (a)	9,500	344,945
XTO Energy, Inc.	4,041	190,856
		1,783,123
Real Estate – 3.6%
Alexandria Real Estate Equities, Inc.	2,850	294,291
Digital Realty Trust, Inc.	7,000	300,370

HSBC INVESTOR MID-CAP FUND
Schedule of Portfolio Investments (continued)
July 31, 2008
(Unaudited)

Essex Property Trust, Inc.	2,500	303,375
		898,036
Retail – 1.6%
Burger King Holdings, Inc.	8,000	214,640
Hanesbrands, Inc. (a)	8,300	177,952
		392,592
Specialty Retail – 2.0%
GameStop Corp., Class A (a)	6,675	270,404
Penske Automotive Group, Inc.	7,975	106,068
Tiffany & Co.	3,050	115,259
		491,731
Telecommunications – 1.6%
American Tower Corp., Class A (a)	6,100	255,590
NII Holdings, Inc. (a)	2,850	155,781
		411,371
Transportation – 0.7%
Expeditors International of
Washington, Inc.	5,050	179,326
Utilities – 7.4%
Equitable Resources, Inc.	10,025	523,806
ITC Holdings Corp.	8,125	423,475
Northeast Utilities	18,375	462,315
NorthWestern Corp.	5,000	123,850
Wisconsin Energy Corp.	7,150	322,608
		1,856,054
Wire & Cable Products – 3.1%
Belden, Inc.	6,725	248,287
General Cable Corp. (a)	9,200	530,196
		778,483
TOTAL COMMON STOCKS
(COST $21,056,073)		24,860,237

Investment Companies – 1.4%
MidCap S&P Depositary Receipt
Trust Series I	760	110,808
Northern Institutional Diversified
Assets Portfolio, Shares Class,
2.01% (b)	233,693	233,693

TOTAL INVESTMENT COMPANIES
(COST $341,885)		344,501

TOTAL INVESTMENTS
(COST $21,397,958) — 100.2%		25,204,738

Percentages indicated are based on net assets of $25,159,194.

(a)	Represents non-income producing security.
Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2008. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	The rates presented represent the annualized one day yield that was in effect on July 31, 2008.

ADR	American Depositary Receipt

See notes to schedules of portfolio investments.

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares or
	Principal
	Amount ($)	Value ($)
Variable Rate Demand Notes – 53.4%
California – 53.4%
ABAG Finance Authority for
Nonprofit Corps. Multi-family
Revenue, Series A, 2.20%,
12/15/32, (Credit Support FNMA) (a)	1,975,000	1,975,000
ABAG Finance Authority for Nonprofit
Corps. Revenue:
2.00%, 9/1/23, (LOC Bank of
America N.A.) (a)	615,000	615,000
2.05%, 8/1/31, (LOC Allied Irish
Bank plc) (a)	490,000	490,000
2.05%, 8/1/34, (LOC Allied Irish
Bank plc) (a)	1,150,000	1,150,000
Series A, 2.05% , 4/1/35, (LOC
Allied Irish Bank plc) (a)	1,670,000	1,670,000
2.05%, 7/1/35, (LOC Wells Fargo
Bank N.A., U.S. Bank N.A.) (a)	1,455,000	1,455,000
2.05%, 9/1/35, (LOC Bank of New
York) (a)	775,000	775,000
2.05%, 9/1/36, (LOC Allied Irish
Bank plc) (a)	1,525,000	1,525,000
2.05%, 3/1/37, (LOC Bank of
America N.A.) (a)	1,500,000	1,500,000
Affordable Housing Agency Multi-
family Revenue 1.94%, 9/15/33,
(Credit Support FNMA) (a)	3,900,000	3,900,000
Alameda Public Financing Authority
Multi-family Revenue, Series A,
2.05%, 5/15/35, (Credit Support
FNMA) (a)	2,165,000	2,165,000
Alameda-Contra Costa Schools
Financing Authority Certificates of
Participation, Series A, 1.98%,
7/1/16, (LOC Bank of Nova Scotia) (a)	1,190,000	1,190,000
California Economic Development
Financing Authority IDR 2.45%,
5/1/23, AMT, (LOC Wells Fargo
Bank N.A.) (a)	1,430,000	1,430,000
California Infrastructure & Economic
Development Bank Revenue
2.05%, 11/15/37, (LOC Bank of
New York, California State
Teacher's Retirement) (a)	1,500,000	1,500,000
California Municipal Finance
Authority Revenue 2.05%, 9/1/36,
(LOC Allied Irish Bank plc) (a)	2,675,000	2,675,000
California School Facilities Financing
Corp. Certificates of Participation,
Series C, 2.05%, 7/1/22, (LOC
KBC Bank NV) (a)	375,000	375,000
California State Department of Water
Resources Power Supply Revenue:
2.03%, 5/1/11, (LOC Lloyds TSB
Bank plc) (a)	600,000	600,000
Subseries G-7, 3.40% , 5/1/17,
(Credit Support FSA, SpA Societe
Generale) (a)	3,700,000	3,700,000
California State GO:
Series B-3, 1.85% , 5/1/33, (LOC
BNP Paribas, Bank of New York,
California State Teacher's
Retirement) (a)	1,400,000	1,400,000
Series A-1, 2.40% , 5/1/40, (LOC
Fortis Bank SA/NV) (a)	800,000	800,000
California Statewide Communities
Development Authority Multi-
family Revenue, Series J, 2.09%,
9/1/29, (LOC Wells Fargo Bank
N.A.) (a)	1,375,000	1,375,000
California Statewide Communities
Development Authority Revenue:
2.05%, 5/1/35, (LOC Allied Irish
Bank plc) (a)	900,000	900,000
2.05%, 7/1/36, (LOC Allied Irish
Bank plc) (a)	250,000	250,000
Concord California Multi-family
Mortgage Revenue 2.40%, 7/15/18,
(Credit Support FNMA) (a)	1,450,000	1,450,000
Grant Joint Union High School
District Certificates of Participation
2.40%, 12/1/30, (Credit Support
FSA, SpA Dexia Credit Local) (a)	1,000,000	1,000,000
Irvine Public Facilities &
Infrastructure Authority Lease
Revenue 2.95%, 11/1/10, (LOC
State Street B&T Co.) (a)	1,085,000	1,085,000
Los Angeles California Certificates of
Participation, Series A, 2.05%,
7/1/37, (LOC Allied Irish Bank
PLC) (a)	250,000	250,000
Los Angeles Community
Redevelopment Agency
Certificates of Participation 2.05%,
12/1/14, (LOC Wells Fargo Bank
N.A.) (a)	1,000,000	1,000,000
Los Angeles Community
Redevelopment Agency Multi-
family Housing Revenue 2.00%,
4/1/30, (Credit Support FHLMC) (a)	1,520,000	1,520,000
Los Angeles County Housing
Authority Multi-family Housing
Revenue 2.00%, 5/1/33, (Credit
Support FHLMC) (a)	1,625,000	1,625,000
Los Angeles Unified School District
Certificates of Participation, Series
A, 1.90%, 12/1/17, (LOC Bank of
New York) (a)	1,000,000	1,000,000
Modesto California Multi-family
Housing Revenue 2.05%, 5/15/31,
(Credit Support FNMA) (a)	1,470,000	1,470,000
Moorpark Unified School District
Certificates of Participation, Series
A, 3.40%, 11/1/28, (Credit Support
FSA, SpA Wachovia Bank N.A.) (a)	2,700,000	2,700,000
Morgan Hill Redevelopment Agency
Tax Allocation 1.95%, 9/1/33,
(LOC Scotiabank) (a)	2,600,000	2,600,000
Northern California Transmission
Agency Revenue 2.50%, 5/1/24,
(LOC FSA, SpA Dexia Credit
Local) (a)	1,500,000	1,500,000

Oceanside California Multi-family
Revenue 1.94%, 8/1/17, (Credit
Support FHLMC) (a)	1,680,000	1,680,000
Palmdale School District Certificates
of Participation 3.40%, 9/1/13,
(Credit Support FSA, SpA
Wachovia Bank N.A.) (a)	1,000,000	1,000,000
Redondo Beach Public Financing
Authority Revenue 1.98%, 9/1/22,
(LOC Allied Irish Bank plc) (a)	485,000	485,000
Redwood City California Certificates
of Participation 2.05%, 7/1/21,
(LOC KBC Bank NV) (a)	1,995,000	1,995,000
Riverside County California
Certificates of Participation 2.23%,
12/1/15, (LOC State Street B&T
Co.) (a)(b)	2,000,000	2,000,000
Sacramento County California
Certificates of Participation 1.85%,
6/1/20, (LOC Bayerische
Landesbank) (a)	3,200,000	3,200,000
San Diego County California
Certificates of Participation 2.00%,
11/1/30, (LOC Bank of America
N.A.) (a)	515,000	515,000
San Jacinto Unified School District
Certificates of Participation 3.40%,
10/1/10, (Credit Support FSA, SpA
First Union National Bank) (a)	800,000	800,000
San Mateo County Joint Powers
Financing Authority Lease
Revenue 2.00%, 4/1/39, (LOC
Depfa Bank) (a)	1,950,000	1,950,000
Santa Ana Housing Authority Multi-
family Housing Revenue 1.95%,
12/1/15, (Credit Support FNMA) (a)	555,000	555,000
Santa Ana Unified School District
Certificates of Participation 1.95%,
7/1/15, (LOC BNP Paribas) (a)	1,700,000	1,700,000
Santa Clara County Financing
Authority Lease Revenue 1.96%,
9/1/29, (LOC U.S. Bank N.A.) (a)	1,100,000	1,100,000
Triunfo County Sanitation District
Revenue 1.98%, 6/1/19, (LOC
BNP Paribas) (a)	1,500,000	1,500,000

TOTAL VARIABLE RATE DEMAND NOTES
(COST $69,095,000)		69,095,000

Tax-Free Notes And Commercial Paper – 12.7%
California – 12.7%
Los Angeles Municipal Improvement
Corp., Series A-2, 0.85%, 8/5/08,
(LOC Bank Of America N.A.)	2,200,000	2,200,000
Orange County Local Transportation
Authority, Series A, 1.00%, 8/5/08,
(LOC Dexia Credit Local, Bank of
America N.A., BNP Paribas, JP
Morgan)	3,275,000	3,275,000
San Gabriel Valley Council of
Governments Alameda Corridor-
East Construction Project 0.85%,
8/6/08, (LOC Bayerische
Landesbank)	10,000,000	10,000,000
Turlock Irrigation District, Series A,
1.20%, 8/7/08, (LOC Citibank
N.A.)	1,000,000	1,000,000

TOTAL TAX-FREE NOTES AND
COMMERCIAL PAPER
(COST $16,475,000)		16,475,000

Municipal Bonds – 24.7%
California – 23.4%
Anaheim California Union High
School District Certificates of
Participation 3.40%, 9/1/29, (Credit
Support FSA, SpA First Union
National Bank) (a)	1,400,000	1,400,000
Big Bear Lake California Industrial
Revenue, Series A, 2.18%, 12/1/28,
AMT, (LOC KBC Bank NV) (a)	7,000,000	7,000,000
California Infrastructure & Economic
Development Bank Revenue
1.95%, 7/1/34, (LOC Allied Irish
Bank) (a)	1,000,000	1,000,000
California Infrastructure & Economic
Development Bank Revenue
1.95%, 7/1/35, (LOC Bank Of
America N.A.) (a)	770,000	770,000
California Municipal Finance
Authority Revenue 2.00%, 7/1/38,
(LOC U.S. Bank N.A.) (a)	1,500,000	1,500,000
California State, Series C-2, 2.40%,
5/1/33, (LOC Landesbank Hessen -
Thuringen, Bank of America N.A.,
Bank of Nova Scotia LOC
Landesbank Hessen - Thuringen) (a)	2,000,000	2,000,000
California State Economic
Development Financing Authority
IDR 2.40%, 4/1/16, AMT, (LOC
Wells Fargo Bank N.A.) (a)	800,000	800,000
Castaic Lake Water Agency
California Revenue Certificates of
Participation, Series A, 1.90%,
8/1/20, (LOC Wells Fargo Bank
N.A.) (a)	2,600,000	2,600,000
Corona-Norco California Unified
School District Certificates of
Participation 3.40%, 11/1/21,
(Credit Support FSA, SpA Dexia
Credit Local) (a)	1,100,000	1,100,000
Grant California Joint Union High
School District Certificates of
Participation 2.40%, 6/1/35, (Credit
Support FSA, SpA Dexia Credit
Local) (a)	2,600,000	2,600,000
Huntington Beach California Union
High School District Certificates of
Participation 3.40%, 9/1/28, (Credit
Support FSA, SpA Dexia Credit
Local) (a)	800,000	800,000
Oakland-Alameda County California
Coliseum Authority Lease
Revenue, Series C-1, 1.98%,
2/1/25, (LOC Bank Of New York,
California State Teacher’s
RetirementRetirement) (a)	1,300,000	1,300,000
Orange County California
Improvement Bond 1.90%, 9/2/18,
(LOC KBC Bank NV) (a)	500,000	500,000
Riverside County California
Industrial Development Authority
IDR, Series II, 2.38%, 9/1/17,
AMT, (LOC Royal Bank of
Canada) (b)(a)	900,000	900,000

Sacramento California Suburban
Water District Certificates of
Participation, Series A-2, 1.90%,
11/1/28, (LOC Allied Irish Bank
plc) (a)	600,000	600,000
Sacramento California Suburban
Water District Certificates of
Participation, Series A-1, 1.90%,
11/1/28, (LOC Dexia Credit Local) (a)	2,300,000	2,300,000
Sacramento County California
Sanitation District Financing
Authority Revenue 2.00%, 12/1/30,
(LOC Bank of America N.A.) (a)	1,060,000	1,060,000
San Bernardino County California
Certificates of Participation 2.20%,
7/1/15, (LOC BNP Paribas) (a)	500,000	500,000
Santa Clara California Electric
Revenue, Sub-series B, 1.98%,
7/1/27, (LOC Dexia Credit Local) (a)	1,600,000	1,600,000
		30,330,000
Puerto Rico – 1.3%
Puerto Rico Commonwealth GO,
Series A7, 2.20%, 7/1/33, (LOC
UBS AG) (a)	1,600,000	1,600,000

TOTAL MUNICIPAL BONDS
(COST $31,930,000)		31,930,000

Commercial Paper And Notes – 31.9%
California – 31.9%
California State University, Series A,
1.45%, 9/3/08, (LOC State Street
Bank, JP Morgan Chase)	3,850,000	3,850,000
Imperial Irrigation District Water
System Project Revenue, Series A,
1.60%, 8/11/08, (LOC Citigroup)	6,500,000	6,500,000
Los Angeles County Capital Asset
Leasing Corp. 1.50%, 8/7/08, (LOC
Westdeutsche Landesbank,
Bayerische Landesbank, Morgan
Guaranty Trust Co.)	1,250,000	1,250,000
Los Angeles Department of Airports, Series A:
1.50%, 9/9/08, (LOC Citibank,
State Street)	4,000,000	4,000,000
1.48%, 9/10/08, (LOC Citibank,
State Street)	6,000,000	6,000,000
Los Angeles Municipal Improvement
Corp., Series A-2, 1.56%, 11/5/08,
(LOC Bank Of America N.A.)	1,000,000	1,000,000
Riverside County of California Teeter
Finance, Series B:
1.43%, 8/6/08, (LOC Bank of
Nova Scotia)	3,522,000	3,522,000
1.45%, 10/2/08, (LOC Bank of
Nova Scotia)	3,500,000	3,500,000
San Francisco Public Utilities
Commission:
1.40%, 9/4/08, (LOC Bank Of
America N.A.)	3,000,000	3,000,000
1.42%, 9/22/08, (LOC Bank Of
America N.A.)	1,000,000	1,000,000
San Joaquin County Transportation
Authority Sales Tax Revenue
1.45%, 10/9/08, (LOC Citibank
N.A.)	3,000,000	3,000,000
Ventura County California Public
Financing Authority Lease Revenue
Notes:
1.52%, 10/7/08, (LOC Bank of
Nova Scotia)	3,550,000	3,550,000
1.48%, 11/6/08, (LOC Bank of
Nova Scotia)	1,200,000	1,200,000

TOTAL COMMERCIAL PAPER AND NOTES
(COST $41,372,000)		41,372,000

TOTAL INVESTMENTS
(COST $158,872,000) — 122.7%		158,872,000

Percentages indicated are based on net assets of $129,510,269.

(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2008. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

AMT	Interest on security is subject to federal alternative minimum tax
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GO	General Obligation
IDR	Industrial Development Revenue
LOC	Letter of Credit
PLC	Public Limited Co.
SPA	Standby Purchase Agreement

See notes to schedules of portfolio investments.

HSBC INVESTOR PRIME MONEY MARKET FUND
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares or
	Principal
	Amount ($)	Value ($)*
Corporate Obligations – 24.8%
Asset Backed – 2.6%
Stanfield Victoria Funding LLC:
0.00%, 1/25/08(a)(b)(c)(d)	21,000,000	18,559,800
0.00%, 3/3/08(a)(b)(c)(d)	40,000,000	35,352,000
0.00%, 7/15/08(a)(b)(c)(d)	42,000,000	37,119,600
Whistlejacket Capital LLC:
0.00%, 5/15/08(a)(b)(c)(e)	50,000,000	47,495,000
0.00%, 6/23/08(a)(b)(c)(e)	75,000,000	71,242,500
		209,768,900

Banking – 15.6%
ANZ Banking Group 2.89%, 7/31/09,
Callable 3/2/09 @ 100 (a)(b)	75,000,000	75,000,000
Bank of America Corp. 2.99%, 8/3/09 (b)	80,000,000	80,000,000
BNP Paribas 2.90%, 5/13/09 (b)	65,000,000	65,000,000
Credit Agricole 3.03%, 7/22/09 (a)(b)	75,000,000	75,000,000
Lloyds TSB Group plc 2.63%, 9/5/08 (b)	200,000,000	199,994,533
National Australia Bank 2.88%,
2/6/09 (a)(b)	60,000,000	60,000,000
Rabobank Nederland NV 2.66%,
11/14/08 (a)(b)	190,000,000	190,000,000
Royal Bank of Canada 3.23%,
5/15/09 (a)(b)	50,000,000	50,000,000
Santander U.S. Debt S.A. 2.86%,
9/19/08 (a)(b)	148,000,000	148,005,819
Svenska Handelsbanken 2.45%,
9/12/08 (b)	75,000,000	75,000,000
Wells Fargo & Co. 2.61%, 5/15/09 (b)	50,000,000	50,013,723
Westpac Banking Corp.:
2.93%, 2/6/09(a) (b)	100,000,000	99,979,604
2.46%, 9/15/08 (b)	75,000,000	75,000,000
		1,242,993,679
Brokerage Services – 1.9%
Merrill Lynch & Co. 2.54%, 10/3/08 (b)	150,000,000	150,000,000
Finance – 4.7%
Citigroup Funding, Inc. , 2.11%,
10/3/08 (b)	50,000,000	49,927,271
Citigroup, Inc. , 2.84%, 1/30/09 (b)	77,990,000	77,872,219
JP Morgan Chase & Co.:
2.46%, 9/11/08 (b)	150,000,000	150,000,000
Series C, 2.83% , 4/3/09(b)	75,000,000	75,001,502
Morgan Stanley, 2.55%, 9/26/08 (b)	25,000,000	24,981,524
		377,782,516

TOTAL CORPORATE OBLIGATIONS
(COST $1,998,766,777)		1,980,545,095

U.S. Government and Government Agency
Obligations – 3.2%
Federal Home Loan Bank – 2.1%
3.00%, 6/18/09, Callable 9/18/08 @ 100	43,000,000	43,000,000
2.95%, 7/28/09, Callable 10/28/08 @ 100	50,000,000	50,000,000
Series 1, 2.38% , 12/28/09(b)	75,000,000	74,951,751
		167,951,751
Federal Home Loan Mortgage Corp. – 1.1%
2.90%, 6/12/09, Callable 9/12/08
@ 100	43,000,000	43,000,000
2.80%, 6/16/09, Callable 9/16/08
@ 100	43,000,000	43,000,000
		86,000,000

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(COST $253,951,751)		253,951,751

Commercial Paper And Notes – 46.7%
Banking – 18.7%
Allied Irish Banks N.A. 2.89%,
12/1/08, (LOC Allied Irish Banks) (a)(f)	100,000,000	99,034,167
ANZ Banking Group 2.81%, 8/4/08 (a)(f)	75,000,000	74,982,812
Bank of America Corp. 2.82%,
11/17/08 (f)	75,000,000	74,371,125
Bank of Scotland plc 2.71%, 9/2/08 (f)	50,000,000	49,882,667
Bayerische Landesbank 2.45%,
8/8/08 (f)	75,000,000	74,964,271
Deutsche Bank Financial LLC 2.38%,
8/11/08, (LOC Deutsche Bank AG) (f)	50,000,000	49,967,083
Dexia Delaware LLC 2.85%,
10/14/08, (LOC Dexia Credit
Local) (f)	75,000,000	74,569,875
Fortis Banque Luxembourg 2.77%,
9/12/08, (Credit Support Fortis
Bank S.A./N.V.) (f)	75,000,000	74,759,375
Intesa Funding LLC:
2.66%, 9/2/08, (LOC Intesa
Sanpaolo SpA) (f)	75,000,000	74,824,000
2.83%, 12/5/08, (LOC Intesa
Sanpaolo S.p.A) (f)	75,000,000	74,267,625
KBC Financial Products International
Ltd. 2.46%, 8/1/08, (LOC KBC
Bank NV) (a)(f)	100,000,000	100,000,000
Lloyds TSB Bank plc, N.Y. 2.16%,
8/7/08 (f)	100,000	99,964
National Australia Funding 3.02%,
1/15/09, (LOC National Australia
Bank Ltd.) (a)(f)	50,000,000	49,311,125
Royal Bank of Scotland Group plc
2.84%, 12/1/08 (a)(f)	50,000,000	49,525,556
Scotiabanc, Inc.:
2.40%, 8/11/08(a), (LOC Bank of
Nova Scotia) (f)	78,000,000	77,948,000
2.41%, 8/1/08(a), (LOC Bank of
Nova Scotia) (f)	72,000,000	72,000,000
Skandinaviska Enskilda Banken AB
2.45%, 8/26/08 (a)(f)	75,000,000	74,872,396
Svenska Handelsbanken 2.71%,
10/15/08, (LOC Svenska
Handelsbanken) (f)	75,000,000	74,579,687
U.S. Bank N.A. 2.72%, 11/3/08	75,000,000	75,000,000
UBS Finance Delaware LLC 2.93%,
8/5/08, (LOC UBS AG) (f)	100,000,000	99,968,278
Wells Fargo & Co. 2.42%, 8/15/08 (f)	100,000,000	99,905,889
		1,494,833,895

Diversified – 1.9%
General Electric Co. 2.59%, 8/7/08 (f)	150,000,000	149,936,750

Finance – 26.1%
American Express Credit Corp.
2.85%, 9/2/08 (f)	75,000,000	74,812,666
ASB Finance Ltd. 3.18%, 12/15/08,
(LOC ASB Bank Ltd.) (a)(f)	75,000,000	74,113,167
Cafco LLC:

2.45%, 8/15/08(a) (f)	75,000,000	74,928,542
2.51%, 8/8/08(a) (f)	75,000,000	74,963,542
Calyon N.A., Inc. 2.81%, 12/8/08,
(LOC Calyon) (f)	75,000,000	74,255,562
CBA Delaware Finance 2.42%,
8/18/08, (LOC Commonwealth
Bank Australia) (f)	75,000,000	74,914,646
Chariot Funding LLC 2.47%,
8/15/08, (LOC JP Morgan Chase
Bank) (a)(f)	75,000,000	74,927,958
Ciesco LLC 2.46%, 8/15/08 (a)(f)	75,000,000	74,928,542
CRC Funding LLC 2.45%, 8/8/08
(a)(f)	74,000,000	73,964,747
Danske Corp. 2.49%, 8/25/08, (LOC
Danske Bank AS) (a)(f)	75,000,000	74,875,750
Falcon Asset Securitization Co. LLC
2.46%, 8/21/08 (a)(f)	100,000,000	99,863,889
Fortis Funding LLC 2.47%, 8/8/08,
(LOC Fortis Bank) (a)(f)	75,000,000	74,964,125
Gotham Funding Corp.:
2.56%, 8/14/08(a) (f)	75,000,000	74,930,937
2.53%, 8/18/08(a) (f)	50,000,000	49,940,500
2.56%, 8/20/08 (f)	25,000,000	24,966,354
ING Funding LLC:
2.92%, 12/11/08, (LOC ING Bank
NV) (f)	75,000,000	74,208,000
2.70%, 10/9/08, (LOC ING Bank
NV) (f)	75,000,000	74,614,031
Jupiter Securitization Co. LLC
2.46%, 8/13/08 (a)(f)	50,000,000	49,959,167
Morgan Stanley 2.44%, 8/18/08 (f)	100,000,000	99,884,778
Old Line Funding LLC:
2.53%, 8/20/08(a) (f)	45,000,000	44,940,150
2.47%, 8/8/08(a) (f)	30,000,000	29,985,592
2.53%, 8/6/08(a) (f)	76,739,000	76,712,141
Park Avenue Receivables Corp.:
2.46%, 8/21/08, (LOC JP Morgan
Chase Bank) (f)	80,000,000	79,891,111
2.46%, 8/25/08(a), (LOC JP
Morgan Chase Bank) (f)	70,000,000	69,885,667
Ranger Funding Co. LLC:
2.49%, 8/18/08(a), (LOC Bank of
America) (f)	49,986,000	49,927,461
2.45%, 8/20/08(a), (LOC Bank of
America) (f)	34,617,000	34,572,238
Sheffield Receivables Corp.:
2.50%, 8/21/08(a), (LOC Barclays
Bank plc, N.Y.) (f)	90,000,000	89,875,000
2.50%, 8/19/08(a), (LOC Barclays
Bank plc, N.Y.) (f)	50,000,000	49,937,500
Thames Asset Global Securitization No. 1, Inc.:
2.56%, 8/18/08(a) (f)	30,000,000	29,963,875
2.59%, 8/15/08(a) (f)	121,983,000	121,860,610
Yorktown Capital LLC:
2.45%, 8/14/08(a) (f)	19,800,000	19,782,483
2.45%, 8/8/08(a) (f)	12,865,000	12,858,871
		2,080,209,602

TOTAL COMMERCIAL PAPER AND NOTES
(COST $3,724,980,247)		3,724,980,247

Certificates of Deposit – 19.1%
Banking – 19.1%
ABN AMRO Bank NV 2.83%,
9/5/08	75,000,000	75,000,000
American Express Centurion 2.45%,
9/2/08	100,000,000	100,000,000
Bank of Scotland plc, N.Y.:
2.77%, 9/15/08	50,000,000	50,000,000
2.99%, 5/6/09 (b)	125,000,000	125,000,000
Barclays Bank plc, N.Y. 2.94%,
1/16/09 (b)	100,000,000	100,000,000
BNP Paribas, N.Y.:
2.69%, 9/15/08	50,000,000	50,000,000
2.85%, 12/9/08	50,000,000	50,000,000
Canadian Imperial Bank of
Commerce, N.Y. 2.40%, 8/7/08	75,000,000	75,000,000
Deutsche Bank, N.Y. 3.01%, 7/21/09 (b)	100,000,000	100,000,000
Norinchukin Bank, N.Y.:
2.45%, 8/8/08	50,000,000	50,000,000
2.63%, 9/5/08	100,000,000	100,000,000
Royal Bank of Canada, N.Y. 2.25%,
8/4/08 (b)	100,000,000	100,000,000
Royal Bank of Scotland plc, N.Y.
2.70%, 9/8/08	100,000,000	100,000,000
SunTrust Bank:
2.55%, 8/5/08	150,000,000	150,003,232
3.05%, 1/15/09	100,000,000	100,000,000
Toronto Dominion Bank, N.Y.:
2.40%, 8/25/08	75,000,000	75,000,436
2.84%, 8/6/08	75,000,000	75,000,000
Wachovia Bank N.A. 2.76%, 9/25/08	50,000,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT
(COST $1,525,003,668)		1,525,003,668

Time Deposits – 5.9%
KBC Bank Nevada Brussels 2.06%,
8/1/08	150,000,000	150,000,000
Societe Generale Cayman 2.13%,
8/1/08	318,347,000	318,347,000

TOTAL TIME DEPOSITS
(COST $468,347,000)		468,347,000

TOTAL INVESTMENTS
(COST $7,971,049,443) — 99.7%		7,952,827,761

Percentages indicated are based on net assets of $7,979,884,016.

Capital Support Agreement –
See note 3 to the notes to schedules of portfolio investments

Issuer	Expiration Date	Value ($)
HSBC Group Investment Businesses	December 31, 2008	$5,122,822
Limited

* Value represents amortized cost except for securities noted with footnote (c).

(a)	Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2008. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(c)	Security is covered by a Capital Support Agreement with HSBC Group Investment Businesses Limited as discussed more fully in note 3 to the notes to schedules of portfolio investments. The value presented reflects fair value, and in total, these securities are 2.63% of net assets at July 31, 2008.
(d)	The Fund did not receive any interest payments during the quarter related to the Stanfield Victoria Funding LLC holdings scheduled to mature on 1/25/08 and 7/15/08. The Stanfield Victoria Funding LLC holding scheduled to mature on 1/25/08 and 3/3/08 defaulted on the principal and interest payment on such dates. Consequently, the Fund stopped accruing prospective interest amounts effective January 28, 2008.
(e)	The fund did not receive any interest payments related to the Whistlejacket Capital LLC holding scheduled to mature on 5/15/08 and 6/23/08. Consequently, the Fund stopped accruing prospective interest amounts effective March 27, 2008.

(f)	Discount note. Rate presented represents the effective yield at time of purchase.

LLC	Limited Liability Co.
LOC	Letter of Credit
PLC	Public Limited Co.
SPA	Standby Purchase Agreement

See notes to schedules of portfolio investments.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares or
	Principal
	Amount ($)	Value ($)
Variable Rate Demand Notes – 60.2%
New York – 60.2%
Albany IDA Civic Facility Revenue
2.25%, 5/1/27, (LOC KeyBank
N.A.) (a)	1,650,000	1,650,000
Columbia County IDA Civic Facility
Revenue, Series A, 2.25%, 7/1/33,
(LOC KeyBank N.A.) (a)	5,785,000	5,785,000
Dutchess County IDA Civic Facility
Revenue, Series A, 2.05%, 7/1/38,
(LOC KeyBank N.A.) (a)	7,000,000	7,000,000
Franklin County IDA Civic Facility
Revenue 2.10%, 5/1/19, (LOC
Fleet National Bank) (a)	1,000,000	1,000,000
Guilderland IDA Revenue, Series A,
2.10%, 12/1/08, (LOC Fleet Bank
of New York) (a)(b)	1,500,000	1,500,000
Long Island Power Authority Electrical
Systems Revenue:
2.58%, 12/1/29, (Credit Support
FSA, SpA Dexia Credit Local) (a)	8,930,000	8,930,000
2.40%, 5/1/33, (LOC
Westdeutsche Landesbank) (a)	3,050,000	3,050,000
Series H, 3.40% , 12/1/29, (Credit
Support FSA, SpA Dexia Credit
Local) (a)	9,595,000	9,595,000
Metropolitan Transportation Authority
Revenue:
Sub-series E1, 2.18% , 11/1/35,
(LOC Fortis Bank) (a)	10,000,000	10,000,000
Sub-series E2, 2.16% , 11/1/35,
(LOC Fortis Bank S.A./N.V.) (a)	7,800,000	7,800,000
Monroe County IDA Civic Facility
Revenue:
2.14%, 1/15/32, (LOC JP Morgan
Chase Bank) (a)	4,000,000	4,000,000
2.10%, 4/1/35, (LOC JP Morgan
Chase Bank) (a)	4,050,000	4,050,000
2.14%, 6/1/36, (LOC JP Morgan
Chase Bank) (a)	3,800,000	3,800,000
2.25%, 2/1/38, (LOC JP Morgan
Chase Bank) (a)	2,000,000	2,000,000
2.40%, 4/1/38, (LOC JP Morgan
Chase Bank) (a)	2,200,000	2,200,000
Nassau County Interim Finance Authority
Revenue:
2.50%, 11/15/22, (Credit Support
FSA, SpA BNP Paribas) (a)	12,895,000	12,895,000
Series A, 2.50% , 11/15/22, (Credit
Support FSA, SpA Dexia Credit
Local) (a)	1,380,000	1,380,000
Nassau Health Care Corp. Revenue,
Sub-series 2004-C2, 2.25%, 8/1/29,
(Credit Support FSA County
Guaranteed, SpA Dexia Credit
Local) (a)	2,800,000	2,800,000
New York City Capital Resources
Corp. Revenue, Series B1, 2.10%,
7/1/37, (LOC Bank of America
N.A.) (a)	5,920,000	5,920,000
New York City GO:
2.18%, 9/1/35, (LOC Royal Bank
of Scotland) (a)	11,475,000	11,475,000
2.08%, 2/15/16, (LOC Bayerische
Landesbank) (a)	4,580,000	4,580,000
Series B, Sub-series B8, 2.08% ,
8/15/24, (LOC Bayerische
Landesbank) (a)	7,370,000	7,370,000
Series F2, 2.00% , 2/15/12, (LOC
Depfa Bank plc) (a)	10,000,000	10,000,000
Series J, Sub-series J2, 2.13% ,
2/15/16, (LOC Westdeutsche
Landesbank) (a)	4,800,000	4,800,000
New York City Housing
Development Corp. Multi-family
Housing Revenue, Series A, 2.28%,
4/1/31, (Credit Support FHLMC) (a)	1,135,000	1,135,000
New York City Housing Development
Corp. Multi-family Mortgage Revenue:
2.10%, 6/15/32, (Credit Support
FNMA) (a)	8,965,000	8,965,000
2.03%, 12/1/36, (LOC Landesbank
Hessen) (a)	17,035,000	17,035,000
2.03%, 6/1/39, (LOC Landesbank
Hessen) (a)	13,000,000	13,000,000
New York City IDA Civic Facility
Revenue:
2.10%, 5/1/21, (LOC JP Morgan
Chase Bank) (a)	2,500,000	2,500,000
2.27%, 12/30/21, (LOC Allied
Irish Bank plc) (a)	1,400,000	1,400,000
2.34%, 7/1/30, (LOC KeyBank
N.A.) (a)	1,385,000	1,385,000
2.27%, 9/30/31, (LOC Allied Irish
Bank plc) (a)	1,450,000	1,450,000
2.20%, 4/1/32, (LOC Allied Irish
Bank plc) (a)	3,000,000	3,000,000
2.17%, 11/1/32, (LOC Wachovia
Bank) (a)	7,300,000	7,300,000
2.27%, 12/1/34, (LOC Allied Irish
Bank plc) (a)	4,610,000	4,610,000
2.27%, 12/1/34, (LOC Allied Irish
Bank plc) (a)	6,200,000	6,200,000
2.17%, 6/1/36, (LOC Wachovia
Bank N.A.) (a)	5,000,000	5,000,000
2.24%, 12/1/36, (LOC JP Morgan
Chase Bank) (a)	4,515,000	4,515,000
2.10%, 11/1/39, (LOC Bank of
America, Citibank N.A.) (a)	15,000,000	15,000,000
New York City IDA Special Facility
Revenue, Series B, 2.10%, 5/1/33,
(LOC Bank of America N.A.) (a)	2,960,000	2,960,000
New York City Municipal Water Finance
Authority Revenue
2.18%, 6/15/33, (SpA JP Morgan
Chase Bank) (a)	5,000,000	5,000,000
2.00%, 6/15/18, (SpA Depfa Bank
plc) (a)	5,000,000	5,000,000
New York City Municipal Water
Finance Authority Water & Sewer
System Revenue, Sub-series B4,
2.03%, 6/15/23, (SpA BNP
Paribas) (a)	2,000,000	2,000,000
New York City Transitional Finance
Authority Revenue:
1.95%, 11/1/22, (Liquidity Facility
Landesbank Hessen) (a)	7,000,000	7,000,000
2.35%, 11/1/22, (SpA Citigroup) (a)	6,725,000	6,725,000
2.05%, 8/1/31, (SpA Citibank) (a)	6,700,000	6,700,000

Series 1, Sub-series 1A, 2.10% ,
11/1/22, (Liquidity Facility
Landesbank Hessen - Thuringen) (a)	1,800,000	1,800,000
Series 3, Sub-series 3C, 2.05% ,
11/1/22, (SpA Dexia Credit Local) (a)	6,145,000	6,145,000
Series 3, Sub-series 3D, 2.05% ,
11/1/22, (SpA Dexia Credit Local) (a)	12,910,000	12,910,000
Series 3, Sub-series 3G, 2.15% ,
11/1/22, (SpA Bank of New York) (a)	2,085,000	2,085,000
Series A1, 2.11% , 11/15/28, (SpA
Westlandesbank AG) (a)	2,000,000	2,000,000
Series A2, 2.05% , 11/15/27, (SpA
Bank of Nova Scotia) (a)	6,100,000	6,100,000
New York City Trust for Cultural
Resources Revenue 2.10%, 7/1/36,
(LOC Wachovia Bank N.A.) (a)	2,695,000	2,695,000
New York Local Government Assistance Corp.:
2.75%, 4/1/18, (Credit Support
FSA, SpA KBC Bank) (a)	2,000,000	2,000,000
2.10%, 4/1/25, (LOC Bank of
Nova Scotia) (a)	20,200,000	20,200,000
1.95%, 4/1/25, (LOC Societe
Generale) (a)	11,850,000	11,850,000
New York State Dormitory Authority
Revenue:
2.46%, 2/15/21, (Credit Support
FSA, SpA Dexia Credit Local) (a)	7,900,000	7,900,000
2.05%, 7/1/25, (LOC Fleet
National Bank) (a)	2,900,000	2,900,000
2.10%, 7/1/30(b), (SpA JP
Morgan Chase Bank) (a)	7,700,000	7,700,000
New York State Dormitory Authority
Revenue, Non State Supported
Debt, Series B, 2.03%, 5/15/39,
(LOC Bayerische Landesbank) (a)	19,500,000	19,500,000
New York State Dormitory
Authority, Cornell University
Revenue 1.95%, 7/1/25, (SpA JP
Morgan Chase Bank) (a)	7,700,000	7,700,000
New York State Energy Research &
Development Authority Facilities
Revenue
2.16%, 11/1/39, AMT, (LOC
Citibank N.A.) (a)	4,300,000	4,300,000
2.23%, 11/1/39, AMT, (LOC
Citibank N.A.) (a)	1,000,000	1,000,000
Sub-series A1, 2.04% , 5/1/39,
(LOC Wachovia Bank N.A.) (a)	2,500,000	2,500,000
New York State GO:
2.10%, 8/1/19, (LOC Bayerische
Helaba) (a)	2,740,000	2,740,000
1.67%, 3/15/30, (LOC Dexia
Credit Local) (a)	8,450,000	8,450,000
2.10%, 8/1/34, (LOC Bank of
America) (a)	10,000,000	10,000,000
Series G, 1.90% , 11/30/18, (LOC
Westdeutsche Landesbank) (a)	12,900,000	12,900,000
New York State Housing Finance Agency
Revenue:
2.20%, 5/15/31, AMT, (Credit
Support FNMA) (a)	1,700,000	1,700,000
2.23%, 5/15/33, AMT, (Credit
Support FNMA) (a)	2,000,000	2,000,000
2.10%, 5/15/34, (Credit Support
FNMA) (a)	19,700,000	19,700,000
2.08%, 11/15/37, (Credit Support
FNMA) (a)	15,000,000	15,000,000
2.10%, 11/15/36, (Credit Support
FNMA) (a)	16,850,000	16,850,000
2.25%, 11/1/41, AMT, (LOC Bank
of New York) (a)	10,000,000	10,000,000
Series A:
2.25%, 5/15/32, AMT, (Credit
Support FNMA) (a)	1,600,000	1,600,000
2.10%, 5/15/34, (Credit Support
FNMA) (a)	1,400,000	1,400,000
2.40%, 5/1/35, (Credit Support
FHLMC) (a)	9,365,000	9,365,000
2.10%, 11/1/36, (LOC Landesbank
Hessen - Thuringen) (a)	16,255,000	16,255,000
2.05%, 11/1/37, (LOC Landesbank
Hessen - Thuringen) (a)	3,200,000	3,200,000
2.23%, 11/1/39, AMT, (LOC
Citibank N.A.) (a)	9,700,000	9,700,000
New York State Local Government
Assistance Corp. Revenue:
Series 4V, 2.45% , 4/1/22, (Credit
Support FSA, SpA
Westlandesbank AG)(a)	8,300,000	8,300,000
Series A, 2.10% , 4/1/22, (Credit
Support GO of Corp., LOC
Bayerische Landesbank,
Westdeutsche Landesbank) (a)	37,000,000	37,000,000
New York State Power Authority,
Finance & Administration 2.10%,
3/1/20, (Liquidity Facility Bank of
Novia Scotia) (a)	11,000,000	11,000,000
Newburgh IDA Civic Facility
Revenue 2.25%, 10/1/30, (LOC
KeyBank N.A.) (a)	3,500,000	3,500,000
Oneida County IDA Civic Facility
Revenue:
2.22%, 11/1/37, (LOC KeyBank
N.A.) (a)	7,420,000	7,420,000
2.22%, 11/1/37, (LOC KeyBank
N.A.) (a)	3,000,000	3,000,000
Onondaga County IDA Civic Facility
Revenue,Series A:
2.28%, 1/1/23, (LOC KeyBank
N.A.) (a)	7,510,000	7,510,000
2.28%, 7/1/33, (LOC KeyBank
N.A.) (a)	4,000,000	4,000,000
Orange County IDA Civic Facility
Revenue 2.25%, 7/1/32, (LOC
KeyBank N.A.) (a)	3,900,000	3,900,000
Otsego County IDA Civic Facility
Revenue, Series A, 2.24%, 5/1/27,
(LOC KeyBank N.A.) (a)	4,375,000	4,375,000
Saratoga County IDA Civic Facility
Revenue, Series A, 2.25%, 12/1/32,
(LOC KeyBank N.A.) (a)	3,945,000	3,945,000
Schenectady County IDA Civic
Facility Revenue, Series B, 2.25%,
8/1/33, (LOC KeyBank N.A.) (a)	2,205,000	2,205,000
Schenectady County IDA Revenue,
Series A, 2.10%, 6/1/09, (LOC
Fleet Bank of New York) (b)(a)	900,000	900,000
St. Lawrence County IDA 2.25%,
12/1/31, (LOC KeyBank N.A.) (a)	3,800,000	3,800,000
Suffolk County Water Authority
1.95%, 12/1/09, (SpA Bank of
Nova Scotia) (a)	1,200,000	1,200,000
Syracuse IDA Civic Facility Revenue, Series A:
2.23%, 1/1/23, (LOC Fleet
National Bank) (a)	10,950,000	10,950,000
2.28%, 1/1/23, (LOC KeyBank
N.A.) (a)	20,000,000	20,000,000
2.28%, 1/1/33, (LOC KeyBank
N.A.) (a)	5,000,000	5,000,000
Series B, 2.28% , 1/1/23, (LOC
KeyBank N.A.) (a)	3,925,000	3,925,000

Triborough Bridge & Tunnel
Authority Revenue, Sub-series CD,
2.67%, 1/1/19, (Credit Support
FSA, SpA Lloyds TSB Bank plc) (a)	15,000,000	15,000,000
Westchester County IDA Civic Facility
Revenue:
2.34%, 7/1/30, (LOC KeyBank
N.A.) (a)	2,660,000	2,660,000
2.27%, 12/1/32, (LOC Allied Irish
Bank plc) (a)	5,980,000	5,980,000

TOTAL VARIABLE RATE DEMAND NOTES
(COST $689,175,000)		689,175,000

Commercial Paper And Notes – 9.0%
New York – 9.0%
Metropolitan Transportation Authority:
Series 1B, Sub-series B:
1.45%, 8/12/08, (LOC ABN
AMRO Bank N.V.)	15,000,000	15,000,000
1.60%, 9/10/08, (LOC ABN
AMRO Bank N.V.)	16,500,000	16,500,000
Series 1C, Sub-series C, 1.65%,
11/5/08, (LOC ABN AMRO Bank
N.V.)	20,000,000	20,000,000
New York City Municipal Water Regional
Authority:
Series 5B, 1.70%, 8/5/08, (LOC
Bayerische Landesbank,
Westdeutsche Landesbank)	15,000,000	15,000,000
Series 5A, 1.67%, 8/7/08, (LOC
Landesbank Hessen-Thuringen,
Bayerische Landesbank,
Westdeutsche Landesbank)	20,000,000	20,000,000
New York State, Series 98A, 1.80%,
9/3/08, (LOC Morgan Guaranty,
Bayerische Landesbank,
Landesbank Hessen-Thuringen)	14,600,000	14,600,000
New York State GO, Series N,
1.60%, 8/5/08, (LOC Westdeutsche
Landesbank)	2,500,000	2,500,000

TOTAL COMMERCIAL PAPER AND NOTES
(COST $103,600,000)		103,600,000

Tax-Free Notes And Commercial Paper – 12.7%

New York – 12.7%
Long Island Power Authority, Series
CP1, 1.55%, 9/4/08, (LOC JP
Morgan Chase Bank)	16,800,000	16,800,000
Metropolitan Transportation Authority:
Series 1C, Sub-series C, 0.95%,
8/6/08, (LOC ABN AMRO Bank
N.V.)	25,000,000	25,000,000
Series 1B, Sub-series B, 1.25%,
8/8/08, (LOC ABN AMRO Bank
N.V.)	13,000,000	13,000,000
Nassau County Sewer & Storm Water
Finance Authority 1.35%, 8/4/08,
(LOC Bank of America)	20,000,000	20,000,000
New York State GO, Series 97A,
1.38%, 8/7/08, (LOC Bayerische
Landesbank, Helaba)	21,350,000	21,350,000
Suffolk County GO 3.50%, 8/14/08	50,000,000	50,012,246

TOTAL TAX-FREE NOTES AND COMMERCIAL PAPER
(COST $146,162,246)		146,162,246

Municipal Bonds – 14.7%
New York – 14.0%
Albany IDA Civic Facility Revenue,
Series A, 2.10%, 7/1/37, (Credit
Support MBIA, LOC Bank of
America N.A.) (a)	8,350,000	8,350,000
Bethlehem IDA Civic Facility
Revenue, Series A, 2.14%, 12/1/36,
(LOC Citizens Bank N.A.) (a)	740,000	740,000
Buffalo Municipal Water Finance
Authority Water Systems Revenue
2.02%, 7/1/35, (LOC JP Morgan
Chase Bank) (a)	7,125,000	7,125,000
Long Island Power Authority
Electrical Systems Revenue, Series
N, 2.35%, 12/1/29, (Credit Support
FSA, SpA Dexia Credit Local) (a)	7,000,000	7,000,000
Long Island Power Authority
Electrical Systems Revenue, Series
G, 2.67%, 12/1/29, (Credit Support
FSA, SpA Dexia Credit Local) (a)	5,550,000	5,550,000
Long Island Power Authority
Electrical Systems Revenue, Sub-
series 3A, 1.99%, 5/1/33, (LOC
JP Morgan Chase Bank,
Landesbank Baden - Wurttm) (a)	4,000,000	4,000,000
New York City GO, Sub-series E4,
2.10%, 8/1/21, (LOC Fortis Bank
S.A./N.V.) (a)	8,220,000	8,220,000
New York City Housing
Development Corp. Multi-family
Housing Revenue, Series A, 2.20%,
9/15/28, AMT, (Credit Support
FNMA, Liquidity Facility FNMA) (a)	9,500,000	9,500,000
New York City Housing
Development Corp. Multi-family
Housing Revenue, Series A, 2.20%,
4/15/29, AMT, (Credit Support
FNMA, Liquidity Facility FNMA) (a)	15,000,000	15,000,000
New York City IDA Civic Facility
Revenue 2.03%, 1/1/31, (LOC JP
Morgan Chase Bank) (a)	2,000,000	2,000,000
New York City Municipal Water
Finance Authority Water & Sewer
System Revenue, Series AA1,
1.90%, 6/15/32 (a)	5,000,000	5,000,000
New York City Trust for Cultural
Resources Revenue, Series A1,
2.05%, 12/1/35, (LOC Bank of
America N.A.) (a)	15,000,000	15,000,000
New York State Dormitory Authority
Revenue, Series D, 2.14%, 7/1/34,
(LOC TD Banknorth N.A.) (a)	4,875,000	4,875,000
New York State Dormitory Authority
Revenue, Non State Supported
Debt 2.14%, 7/1/36, (Credit
Support XLCA, LOC TD
Banknorth N.A.) (a)	1,975,000	1,975,000
New York State Dormitory Authority
Revenue, Non State Supported
Debt, Series A, 2.05%, 11/15/36,
(Credit Support FNMA, Liquidity
Facility FNMA) (a)	15,000,000	15,000,000
New York State Dormitory Authority
Revenue, Non State Supported
Debt 2.14%, 7/1/38, (LOC RBS
Citizens N.A.) (a)	4,000,000	4,000,000

New York State Energy Research &
Development Authority Facilities
Revenue, Series C2, 2.25%,
11/1/39, AMT, (LOC Citibank
N.A.) (a)	3,000,000	3,000,000
New York State Housing Finance
Agency Revenue 2.04%, 5/15/15,
(LOC Landesbank Hessen -
Thuringen) (a)	800,000	800,000
New York State Housing Finance
Agency Revenue, Series A, 2.20%,
11/1/32, AMT, (Credit Support
FHLMC, Liquidity Facility
FHLMC) (a)	2,050,000	2,050,000
New York State Local Government
Assistance Corp. Revenue, Series
G, 2.01%, 4/1/25, (LOC Bank of
Nova Scotia) (a)	1,600,000	1,600,000
New York State Urban Development
Corp. Revenue, Series A5, 2.10%,
1/1/30, (LOC TD Banknorth N.A.) (a)	2,000,000	2,000,000
New York State Urban Development
Corp. Revenue, Series A1, 2.15%,
1/1/30, (LOC Wachovia Bank
N.A.) (a)	2,000,000	2,000,000
Saratoga County IDA Civic Facility
Revenue, Series A, 2.14%, 12/1/36,
(LOC Citizens Bank N.A.) (a)	4,045,000	4,045,000
Syracuse IDA Civic Facility
Revenue, Series A2, 1.90%,
12/1/37, (LOC JP Morgan Chase
Bank) (a)	5,000,000	5,000,000
Triborough Bridge & Tunnel
Authority Revenue, Series AB,
2.41%, 1/1/19, (Credit Support
FSA, SpA JP Morgan Chase
Bank) (a)	5,260,000	5,260,000
Troy IDA Civic Facility Revenue,
Series B, 2.05%, 9/1/42, (LOC JP
Morgan Chase & Co.) (a)	21,000,000	21,000,000
		160,090,000
Puerto Rico – 0.7%
Puerto Rico Commonwealth GO,
Series A7, 2.20%, 7/1/33, (LOC
UBS AG) (a)	8,000,000	8,000,000

TOTAL MUNICIPAL BONDS
(COST $168,090,000)		168,090,000

Investment Companies – 2.4%
BlackRock Liquidity New York
Money Fund, Institutional
Shares 1.99% (c)	16,395	16,395
Northern Institutional Tax Exempt
Portfolio 1.98% (c)	27,352,874	27,352,874

TOTAL INVESTMENT COMPANIES
(COST $27,369,269)		27,369,269

TOTAL INVESTMENTS (COST $1,134,396,515) — 99.0%		1,134,396,515

Percentages indicated are based on net assets of $1,145,560,476.

(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2008. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(c)	The rates presented represent the annualized one day yield that was in effect on July 31, 2008.

AMT	Interest on security is subject to federal alternative minimum tax
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GO	General Obligation
IDA	Industrial Development Agency
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PLC	Public Limited Co.
SPA	Standby Purchase Agreement
XLCA	XL Capital Assurance

See notes to schedules of portfolio investments.

HSBC INVESTOR TAX-FREE MONEY MARKET FUND
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares or
	Principal
	Amount ($)	Value ($)
Variable Rate Demand Notes – 39.0%
Alabama – 1.1%
Birmingham Alabama Medical Clinic
Board Revenue 2.20%, 12/1/26,
(LOC SunTrust Bank) (a)	2,000,000	2,000,000
Arizona – 1.1%
Yavapai County Arizona Highway
Construction Advancement
Revenue 2.25%, 7/1/18, (LOC
Landesbank Hessen - Thuringen) (a)	1,000,000	1,000,000
Yuma Arizona Industrial
Development Authority Multi-
family Revenue 2.19%, 4/15/33,
(Credit Support FNMA) (a)	1,050,000	1,050,000
		2,050,000
California – 1.7%
Northern California Transmission
Agency Revenue 2.50%, 5/1/24,
(LOC FSA, SpA Dexia Credit
Local) (a)	3,000,000	3,000,000
Florida – 2.9%
Broward County Florida Housing
Finance Authority Multi-family
Housing Revenue 2.20%, 12/1/29,
(Credit Support Freddie Mac) (a)	2,000,000	1,999,981
Florida Housing Finance Agency
Revenue 2.40%, 9/15/26, (Credit
Support FNMA) (a)	1,600,000	1,600,000
Orange County Florida Housing
Finance Authority Multi-family
Revenue 2.20%, 7/1/32, (Credit
Support Freddie Mac) (a)	1,000,000	999,981
Volusia County Florida Housing
Finance Authority Multi-family
Revenue 2.20%, 10/15/32, (Credit
Support FNMA) (a)	700,000	699,998
		5,299,960
Georgia – 6.7%
Conyers-Rockdale-Big Haynes
Georgia Impoundment Authority
Revenue 2.73%, 7/1/22, (Credit
Support FSA County Guaranteed,
SpA Wachovia Bank N.A.) (a)	2,690,000	2,690,000
De Kalb County Georgia Housing
Authority Multi-family Housing
Revenue 2.19%, 12/1/25, (Credit
Support Freddie Mac) (a)	1,000,000	1,000,000
De Kalb Private Hospital Authority
Georgia Revenue, Series A, 2.17%,
12/1/17, (LOC SunTrust Bank,
Atlanta) (a)	2,200,000	2,200,000
Fulton County Georgia Development
Authority Educational Facilities
Revenue 2.14%, 4/1/24, (LOC
Wachovia Bank N.A.) (a)(b)	1,000,000	1,000,000
Georgia State Ports Authority
Revenue 2.20%, 8/1/11, (LOC
SunTrust Bank) (a)	1,300,000	1,300,000
Gwinnett County Georgia
Development Authority Revenue
2.20%, 3/1/21, (LOC SunTrust
Bank) (a)	1,000,000	1,000,000
Roswell Georgia Housing Authority Multi-family Revenue:
2.19%, 6/15/25, (Credit Support
FNMA) (a)	1,400,000	1,400,000
2.19%, 11/15/32, (Credit Support
FNMA) (a)	1,300,000	1,300,000
		11,890,000
Illinois – 2.7%
Illinois Development Finance
Authority Revenue 2.35%, 6/1/37,
(LOC Bank One N.A.) (a)	2,000,000	2,000,000
Illinois Finance Authority Revenue:
2.20%, 3/1/36, (LOC JP Morgan
Chase Bank) (a)	1,300,000	1,300,000
2.20%, 4/1/37, (LOC JP Morgan
Chase Bank) (a)	600,000	600,000
2.20%, 12/1/37, (LOC JP Morgan
Chase Bank) (a)	1,000,000	1,000,000
		4,900,000
Indiana – 0.6%
Indiana Municipal Power Agency
Power Supply System Revenue
2.17%, 1/1/18, (LOC Dexia Credit) (a)	1,040,000	1,040,000
Iowa – 2.2%
Hills Iowa Health Facilities Revenue
2.25%, 8/1/35, (LOC Allied Irish
Bank plc) (a)	1,000,000	1,000,000
Iowa Finance Authority Private
College Revenue 2.22%, 4/1/31,
(LOC Wells Fargo Bank N.A.) (a)	3,000,000	3,000,000
		4,000,000
Louisiana – 2.2%
Louisiana Housing Finance Agency
Revenue 2.25%, 12/1/25, (LOC
Societe Generale) (a)	4,000,000	4,000,000
Michigan – 1.4%
Michigan State Hospital Finance
Authority Revenue, Series B,
2.16%, 11/15/40, (LOC
Landesbank Hessen - Thuringen) (a)	2,440,000	2,440,000
New Mexico – 0.3%
Farmington New Mexico Hospital
Revenue 2.27%, 6/1/28, (LOC
Bank of Nova Scotia) (a)	500,000	500,000
North Carolina – 2.2%
North Carolina Capital Facilities
Finance Agency Solid Waste
Disposal Revenue, Series B,
2.25%, 11/1/40, AMT, (LOC Wells
Fargo Bank N.A.) (a)	2,000,000	2,000,000
North Carolina Educational Facilities
Finance Agency Revenue 2.17%,
3/1/19, (LOC Wachovia Bank
N.A.) (a)	1,375,000	1,375,000
North Carolina Housing Finance
Agency Revenue, Series A, 2.25%,
7/1/31, (LOC Wachovia Bank
N.A.) (a)	670,000	670,000
		4,045,000

Ohio – 1.1%
Hamilton County Ohio Health Care
Facilities Revenue, Series B,
2.40%, 6/1/35, (LOC KeyBank
N.A.) (a)	1,000,000	1,000,000

Ohio State Air Quality Development
Authority Revenue, Series A,
2.19%, 12/1/23, (LOC KeyBank
N.A.) (a)	1,000,000	1,000,000
		2,000,000
Oregon – 0.6%
Oregon State Health Housing
Educational & Cultural Facilities
Authority Revenue 2.34%, 3/1/33,
(LOC KeyBank N.A.) (a)	1,000,000	1,000,000

Pennsylvania – 3.2%
Beaver County Pennsylvania
Industrial Development Authority
Pollution Control Revenue, Series
A, 2.13%, 1/1/35, (LOC Barclays
Bank plc) (a)	1,500,000	1,500,000
Dauphin County Pennsylvania
General Authority Revenue,
Subseries S, 3.00%, 6/1/26, (Credit
Support FSA, SpA Bank of Nova
Scotia, KBC Bank N.V.) (a)	1,160,000	1,160,000
Emmaus Pennsylvania General Authority Revenue:
Subseries E-20, 2.15% , 3/1/24,
(LOC Depfa Bank plc)(a)	500,000	500,000
Subseries G-19, 2.15% , 3/1/24,
(LOC Depfa Bank plc)(a)	460,000	460,000
Philadelphia Pennsylvania Gas
Works Revenue, Series A-2,
2.13%, 9/1/34, (LOC JP Morgan
Chase Bank, Bank of Nova Scotia) (a)	2,150,000	2,150,000
		5,770,000
Tennessee – 1.2%
Jackson Tennessee Health
Educational & Housing Facility
Board Multi-family Revenue
2.20%, 5/15/31, (Credit Support
FNMA) (a)	1,375,000	1,375,000
Metropolitan Government Nashville
& Davidson County IDR 2.20%,
2/15/34, (Credit Support FNMA) (a)	800,000	800,000
		2,175,000
Texas – 3.9%
Garland Texas Industrial
Development Authority Revenue
2.33%, 12/1/14, (LOC Wells Fargo
Bank N.A.) (a)(b)	1,625,000	1,625,000
Tarrant County Texas Housing
Finance Corp. Revenue 2.19%,
2/15/36, (Credit Support FNMA) (a)	1,400,000	1,400,000
Texas Small Business Industrial
Development Corp. Revenue
2.23%, 7/1/26, (LOC Bank of
America N.A.) (a)	4,050,000	4,050,000
		7,075,000

Virginia – 0.6%
Prince Williams County Certificates
of Participation, Series B, 2.40%,
9/1/26, (LOC Wachovia Bank
N.A.) (a)	1,150,000	1,150,000
Washington – 2.2%
Washington State Health Care
Facilities Authority Lease Revenue
2.20%, 1/1/32, (LOC BNP Paribas) (a)	1,000,000	1,000,000

Washington State Health Care
Facilities Authority Revenue
2.28%, 11/15/26, (LOC Citibank
N.A.) (a)(b)	1,500,000	1,500,000
Washington State Housing Finance
Commission Nonprofit Revenue
2.25%, 4/1/43, (LOC KeyBank
N.A.) (a)	1,500,000	1,500,000
		4,000,000
Wyoming – 1.1%
Sweetwater County Wyoming
Hospital Revenue, Series B, 2.21%,
9/1/37, (LOC KeyBank N.A.) (a)	2,000,000	2,000,000

TOTAL VARIABLE RATE DEMAND NOTES
(COST $70,334,960)		70,334,960

Commercial Paper And Notes – 18.4%
Connecticut – 2.0%
City of New Haven Connecticut,
Series 02-A, 1.50%, 8/12/08, (LOC
Landesbank Hessen)	3,680,000	3,680,000
Florida – 1.3%
Florida Local Government Finance
Commission, Series A, 1.50%,
9/3/08, (LOC First Union National
Bank)	435,000	435,000
Greater Orlando Aviation Airport,
Series B, 1.65%, 10/9/08, AMT,
(LOC Bayerische Landesbank,
State Street B&T Co.)	2,000,000	2,000,000
		2,435,000
Georgia – 2.4%
Municipal Electric Authority
Georgia, Series TE-A, 1.65%,
8/11/08, (LOC Bayerische
Landesbank Girozen, Wachovia
Bank, Westlandesbank Girozen)	4,320,000	4,320,000
Hawaii – 1.7%
Honolulu City & County GO, Series H:
1.70%, 9/4/08, (LOC Helaba)	1,500,000	1,500,000
1.70%, 10/1/08, (LOC Helaba)	1,500,000	1,500,000
		3,000,000
Nevada – 1.7%
Las Vegas Convention & Visitors
Authority Revenue, Series 06-A,
1.65%, 8/4/08, (LOC Fortis Bank
S.V./N.A., Bank of Nova Scotia,
State Street B&T Co.)	3,000,000	3,000,000
Pennsylvania – 2.2%
Montgomery County Pennsylvania
Industrial Pollution Control, Series
94-A, 1.60%, 8/14/08, (LOC BNP
Paribas)	4,000,000	4,000,000
Texas – 4.2%
County of Bexar, Texas Metropolitan
Water District, Series 97, 1.55%,
10/2/08, (LOC Bank of America)	2,000,000	2,000,000
Houston Texas, Series A:
1.68%, 11/5/08, (LOC Bank of
New York)	4,000,000	4,000,000
1.50%, 10/1/08, (LOC Bank of
New York)	1,500,000	1,500,000
		7,500,000

Washington – 2.9%
Port of Seattle Washington, Series A-
2, 1.65%, 10/7/08, (LOC
Bayerische Landesbank N.Y.)	5,300,000	5,300,000

TOTAL COMMERCIAL PAPER AND NOTES
(COST $33,235,000)		33,235,000

Tax-Free Notes And Commercial Paper – 8.1%
Florida – 2.7%
City of Cape Coral Florida 1.55%,
9/25/08, (LOC Bank of America)	3,000,000	3,000,000

Hillsborough County Capital
Improvement Program, Series A,
1.40%, 8/28/08, (LOC State Street
B&T Co.)	2,000,000	2,000,000
		5,000,000
New York – 2.2%
Suffolk County GO 3.50%, 8/14/08	4,000,000	4,000,980
Texas – 1.8%
Harris TX 1.85% 10/31/08	3,190,000	3,190,000
Wisconsin – 0.6%
City of Milwaukee, Series 8-C2,
0.95%, 8/8/08, (LOC State Street
B&T Co.)	1,000,000	1,000,000
Wyoming – 0.8%
Sweetwater County Wyoming, Series
88-A, 1.35%, 8/7/08, (LOC
Barclays Bank plc)	1,500,000	1,500,000

TOTAL TAX-FREE NOTES AND
COMMERCIAL PAPER
(COST $14,690,980)		14,690,980

Municipal Bonds – 34.3%
Alabama – 0.7%
Mobile Alabama Individual
Development Board Dock & Wharf
Revenue, Series B, 2.18%, 6/1/32,
(LOC Wachovia Bank N.A.) (a)	1,200,000	1,200,000
California – 2.2%
Azusa California Unified School
District Certificates of Participation
3.40%, 6/1/21, (Credit Support
FSA, SpA Dexia Credit Local) (a)	1,000,000	1,000,000
California State Department of Water
Resources Power Supply Revenue,
Series C-13, 2.55%, 5/1/22, (Credit
Support FSA, SpA Dexia Credit
Local) (a)	3,000,000	3,000,000
		4,000,000
Colorado – 1.1%
Denver Colorado City & County
Airport Revenue, Series B, 2.30%,
11/15/25, AMT, (LOC Wachovia
Bank N.A.) (a)	2,000,000	2,000,000
Florida – 2.3%
Broward County Florida School
Board Certificates of Participation
2.50%, 7/1/21, (Credit Support
FSA, SpA Bank of America N.A.) (a)	2,000,000	2,000,000
Orlando & Orange County
Expressway Authority Florida
Expressway Revenue, Subseries B-
1, 2.10%, 7/1/40, (LOC Bank of
America N.A.) (a)	2,100,000	2,100,000
		4,100,000
Georgia – 1.6%
De Kalb Private Hospital Authority
Georgia Revenue, Series A, 2.17%,
3/1/24, (LOC SunTrust Bank,
Atlanta) (a)	940,000	940,000
Gwinnett County Georgia Hospital
Authority Revenue, Series B,
2.17%, 7/1/42, (LOC SunTrust
Bank) (a)	2,000,000	2,000,000
		2,940,000
Illinois – 1.7%
Chicago Illinois O'Hare International
Airport Revenue, Series C, 2.10%,
1/1/18, (LOC Societe Generale) (a)	1,000,000	1,000,000
Chicago Illinois O'Hare International
Airport Revenue, Series B, 2.25%,
1/1/18, (LOC Societe Generale) (a)	2,000,000	2,000,000
		3,000,000
Maryland – 1.0%
Baltimore Maryland Industrial
Development Authority 2.25%,
8/1/16, (LOC Bayerische
Landesbank) (a)	1,725,000	1,725,000

Massachusetts – 1.7%
Massachusetts State Health &
Educational Facilities Authority
Revenue, Series C, 2.22%, 7/1/38,
(LOC TD Banknorth N.A.) (a)	3,000,000	3,000,000
Michigan – 0.9%
Michigan State Strategic Fund Ltd.
Obligation Revenue, Series KT,
2.19%, 7/1/20, (LOC KeyBank
N.A.) (a)	1,575,000	1,575,000
Minnesota – 3.4%
Bloomington Minnesota Housing
Revenue 2.35%, 7/1/38, (LOC
Freddie Mac) (a)	2,000,000	2,000,000
Oakdale Minnesota Multifamily
Revenue 2.40%, 6/1/45, AMT,
(LOC Freddie Mac) (a)	2,000,000	2,000,000
Robbinsdale Minnesota Revenue,
Series A-1, 2.20%, 5/1/23, (LOC
Wells Fargo Bank N.A.) (a)	2,400,000	2,400,000
		6,400,000
Missouri – 2.1%
Missouri State Health & Educational
Facilities Authority Health
Facilities Revenue 2.18%, 12/1/15,
(LOC JP Morgan Chase Bank) (a)	800,000	800,000
Missouri State Health & Educational
Facilities Authority Health
Facilities Revenue 2.25%, 8/1/37,
(LOC U.S. Bank N.A.) (a)	3,000,000	3,000,000
		3,800,000
Nebraska – 2.0%
Lancaster County Nebraska Hospital
Authority No. 1 Hospital Revenue,
Series B-2, 2.20%, 6/1/31, (LOC
U.S. Bank N.A.) (a)	2,500,000	2,500,000
Lancaster County Nebraska Hospital
Authority No. 1 Hospital Revenue,
Series B-1, 2.22%, 6/1/31, (LOC
U.S. Bank N.A.) (a)	5,000	5,000
Saline County Nebraska Hospital
Authority No. 1 Hospital Revenue,
Series C, 2.20%, 6/1/31, (LOC U.S.
Bank N.A.) (a)	1,075,000	1,075,000
		3,580,000

New Jersey – 1.7%
New Jersey State Educational
Facilities Authority Revenue,
Series F, 2.00%, 7/1/36, (LOC RBS
Citizens N.A.) (a)	3,000,000	3,000,000
Ohio – 1.1%
Lorain County Ohio Hospital
Revenue 2.29%, 11/1/21, (LOC
JP Morgan Chase Bank) (a)	1,000,000	1,000,000

Ohio State Water Development
Authority Pollution Control
Facilities Revenue, Series A,
2.18%, 8/1/29, (LOC Barclays
Bank plc) (a)	1,000,000	1,000,000
		2,000,000
Pennsylvania – 0.9%
Beaver County Pennsylvania
Industrial Development Authority
Pollution Control Revenue, Series
A, 2.18%, 3/1/17, (LOC KeyBank
N.A.) (a)	1,000,000	1,000,000
Montgomery County Pennsylvania
Industrial Development Authority
Revenue, Series B, 2.14%, 7/1/15,
(LOC Wachovia Bank N.A.) (a)	600,000	600,000
		1,600,000
Tennessee – 0.6%
Hamilton County Tennessee
Industrial Development Board IDR
2.20%, 3/1/15, (LOC Bank of
America N.A.) (a)(b)	1,050,000	1,050,000
Texas – 0.6%
Austin Texas Airport System
Revenue, Series A, 2.29%,
11/15/17, AMT, (LOC JP Morgan
Chase Bank) (a)	1,000,000	1,000,000
Vermont – 2.5%
Vermont Housing Finance Agency
Single Family Revenue, Series
21A, 3.40%, 11/1/34, AMT,
(Credit Support FSA, SpA Dexia
Credit Local) (a)	940,000	940,000
Vermont Housing Finance Agency
Single Family Revenue, Series 22,
3.40%, 11/1/34, AMT, (Credit
Support FSA, SpA Depfa Bank
plc) (a)	1,500,000	1,500,000
Vermont State Student Assistance
Corp. Education Loan Revenue,
Series A-1, 2.48%, 12/15/42, AMT,
(Credit Support Guaranteed
Student Loans, LOC KeyBank
N.A.) (a)	2,000,000	2,000,000
		4,440,000

Washington – 1.9%
Washington State Health Care
Facilities Authority Revenue
2.32%, 7/1/30, (Credit Support
Radian, LOC KeyBank N.A.) (a)	2,000,000	2,000,000
Washington State Housing Finance
Commission Nonprofit Housing
Revenue 2.30%, 1/1/27, (LOC
KeyBank N.A.) (a)	1,480,000	1,480,000
		3,480,000
Wisconsin – 4.3%
Wisconsin State Health &
Educational Facilities Authority
Revenue, Series B, 2.17%, 8/15/33,
(LOC U.S. Bank N.A.) (a)	1,990,000	1,990,000
Wisconsin State Health &
Educational Facilities Authority
Revenue, Series C, 2.22%, 12/1/35,
(LOC U.S. Bank N.A.) (a)	4,500,000	4,500,000
Wisconsin State Health &
Educational Facilities Authority
Revenue 2.25%, 4/1/36, (Credit
Support Radian, LOC JP Morgan
Chase Bank) (a)	1,500,000	1,500,000
		7,990,000

TOTAL MUNICIPAL BONDS
(COST $61,880,000)		61,880,000

Investment Companies – 1.8%
BlackRock Liquidity Funds
MuniFund, Institutional
Shares 2.14% (c)	67,660	67,660
Northern Institutional Tax Exempt
Portfolio 1.98% (c)	3,213,830	3,213,830
TOTAL INVESTMENT COMPANIES
(COST $3,281,490)		3,281,490

TOTAL INVESTMENTS
(COST $183,422,430) — 101.6%		183,422,430

Percentages indicated are based on net assets of $180,514,738.

(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2008. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(c)	The rates presented represent the annualized one day yield that was in effect on July 31, 2008.

AMT	Interest on security is subject to federal alternative minimum tax
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GO	General Obligation
IDR	Industrial Development Revenue
LOC	Letter of Credit
PLC	Public Limited Co.
SPA	Standby Purchase Agreement

See notes to schedules of portfolio investments.

HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares or
	Principal
	Amount ($)	Value ($)
U.S. Government and Government Agency
Obligations – 85.8%
Federal Farm Credit Bank – 16.0%
1.90%, 8/1/08 (a)	100,000,000	100,000,000
2.20%, 8/7/08 (a)	50,000,000	49,982,000
2.20%, 8/8/08 (a)	30,000,000	29,987,400
2.19%, 8/11/08 (a)	25,000,000	24,985,069
2.18%, 8/15/08 (a)	25,000,000	24,979,194
2.17%, 8/19/08 (a)	25,000,000	24,973,375
2.17%, 8/20/08 (a)	30,000,000	29,966,275
2.13%, 8/21/08 (a)	75,000,000	74,913,472
2.19%, 8/22/08 (a)	25,000,000	24,968,646
2.20%, 8/25/08 (a)	50,000,000	49,928,000
2.20%, 8/26/08 (a)	30,000,000	29,955,000
2.21%, 8/27/08 (a)	25,000,000	24,960,819
2.22%, 8/28/08 (a)	40,000,000	39,934,600
2.22%, 8/29/08 (a)	35,000,000	34,940,656
2.29%, 9/2/08 (a)	59,000,000	58,882,000
2.29%, 9/3/08 (a)	35,000,000	34,927,813
2.29%, 9/4/08 (a)	40,000,000	39,915,000
2.22%, 9/5/08 (a)	15,000,000	14,968,208
2.22%, 9/8/08 (a)	20,000,000	19,953,978
5.15%, 9/8/08	25,000,000	25,072,103
2.22%, 9/9/08 (a)	40,000,000	39,905,533
2.21%, 9/10/08 (a)	50,000,000	49,879,444
2.14%, 9/11/08 (a)	10,000,000	9,976,083
2.13%, 9/12/08 (a)	25,000,000	24,939,042
2.22%, 9/15/08 (a)	25,000,000	24,931,875
2.22%, 9/16/08 (a)	25,000,000	24,930,361
2.29%, 9/18/08 (a)	20,000,000	19,940,000
2.21%, 9/19/08 (a)	73,000,000	72,787,326
2.29%, 9/22/08 (a)	25,000,000	24,918,750
2.29%, 9/23/08 (a)	25,000,000	24,917,188
2.25%, 9/24/08 (a)	50,000,000	49,834,250
2.25%, 9/25/08 (a)	50,000,000	49,831,181
2.25%, 9/26/08 (a)	50,000,000	49,828,111
2.25%, 9/29/08 (a)	50,000,000	49,818,903
2.32%, 10/1/08 (a)	25,000,000	24,903,417
2.32%, 10/2/08 (a)	30,000,000	29,882,200
2.11%, 11/12/08 (a)	50,000,000	49,705,306
1.97%, 11/24/08 (b)	50,000,000	49,997,668
2.32%, 12/3/08 (a)	20,000,000	19,844,311
2.31%, 12/4/08 (a)	20,000,000	19,843,750
2.07%, 1/7/09 (b)	300,000,000	300,000,000
2.07%, 1/14/09 (b)	26,000,000	25,996,427
2.74%, 1/16/09 (a)	50,000,000	49,377,000
1.96%, 1/23/09 (b)	21,000,000	20,985,874
2.20%, 3/25/09	200,000,000	200,000,000
1.96%, 5/11/09 (b)	150,000,000	149,988,879
2.10%, 5/15/09 (b)	300,000,000	300,000,000
1.96%, 6/8/09 (b)	100,000,000	99,991,853
2.81%, 7/13/09 (a)	74,000,000	72,079,700
2.07%, 7/22/09 (b)	25,000,000	24,990,215
2.37%, 10/14/09 (b)	68,000,000	68,000,000
2.36%, 10/21/09 (b)	150,000,000	149,981,822
2.06%, 11/16/09 (b)	200,000,000	200,000,000
		3,130,200,077

Federal Home Loan Bank – 69.8%
2.18%, 8/1/08 (a)	800,000,000	800,000,000
2.23%, 8/4/08 (a)	665,000,000	664,880,375
2.14%, 8/5/08 (a)	781,065,000	780,883,652
2.08%, 8/6/08 (a)	650,000,000	649,812,778
2.10%, 8/7/08 (a)	400,000,000	399,860,000
2.20%, 8/8/08 (a)	1,350,000,000	1,349,424,493
5.13%, 8/8/08	426,925,000	427,142,712
2.20%, 8/11/08 (a)	298,423,000	298,240,630
2.32%, 8/13/08 (a)	600,000,000	599,544,000
2.29%, 8/20/08 (a)	756,362,000	755,466,795
2.32%, 8/22/08 (a)	325,000,000	324,567,750
2.34%, 8/25/08 (a)	150,000,000	149,770,000
2.20%, 8/27/08 (a)	190,200,000	189,903,288
2.48%, 9/10/08	460,000,000	460,082,946
2.09%, 9/12/08 (a)	100,000,000	99,758,500
5.00%, 9/12/08	100,000,000	100,260,153
2.26%, 9/17/08 (a)	145,934,000	145,511,035
2.66%, 9/17/08 (b)	150,000,000	149,991,454
2.47%, 9/26/08 (a)	400,000,000	398,494,222
2.40%, 10/1/08 (a)	200,000,000	199,203,611
2.39%, 10/3/08 (a)	455,000,000	453,136,775
2.40%, 10/10/08 (a)	600,000,000	597,260,278
2.63%, 10/10/08 (b)	50,000,000	49,996,907
2.46%, 10/15/08 (a)	97,000,000	96,512,979
2.60%, 10/17/08 (a)	100,000,000	99,454,583
2.69%, 10/22/08 (a)	100,000,000	99,398,667
2.64%, 10/24/08 (b)	100,000,000	99,992,828
2.52%, 11/14/08 (b)	100,000,000	99,991,589
2.11%, 12/3/08 (b)	200,000,000	200,000,000
5.25%, 1/16/09	209,000,000	212,138,135
2.60%, 2/18/09 (b)	200,000,000	200,000,000
2.85%, 2/27/09	39,000,000	39,000,000
3.00%, 2/27/09	100,000,000	100,000,000
2.63%, 3/12/09	200,000,000	200,000,000
2.85%, 3/17/09	200,000,000	200,000,000
2.65%, 5/6/09	50,000,000	50,000,000
2.52%, 5/20/09 (b)	45,000,000	44,990,888
2.95%, 7/28/09,
Callable 10/28/08 @ 100	100,000,000	100,000,000
2.64%, 8/5/09 (b)	300,000,000	300,061,092
2.71%, 8/5/09 (b)	100,000,000	99,970,075
2.63%, 8/7/09 (b)	300,000,000	300,046,912
2.41%, 9/4/09 (b)	470,000,000	470,000,000
2.38%, 10/16/09 (b)	300,000,000	299,927,573
2.41%, 4/16/10 (b)	300,000,000	300,000,000
		13,654,677,675

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(COST $16,784,877,752)		16,784,877,752

Repurchase Agreements – 14.1%
Goldman Sachs, purchased on
7/31/08, 2.10%, due 8/1/08 with a
maturity value of $500,029,167
(Collateralized fully by various
U.S. Government and Government
Agency Obligations)	500,000,000	500,000,000
Lehman Brothers, purchased on
7/31/08, 2.00%, due 8/1/08 with a
maturity value of $1,500,083,333
(Collateralized fully by various
U.S. Government and Government
Agency Obligations)	1,500,000,000	1,500,000,000
Lehman Brothers, purchased on
7/31/08, 2.20%, due 8/1/08 with a
maturity value of $250,915,333
(Collateralized fully by various
U.S. Government and Government
Agency Obligations)	250,900,000	250,900,000

Morgan Stanley Dean Witter,
purchased on 7/31/08, 2.17%, due
8/1/08 with a maturity value of
$500,030,139 (Collateralized fully
by various U.S. Government and
Government Agency Obligations)	500,000,000	500,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $2,750,900,000)		2,750,900,000

TOTAL INVESTMENTS
(COST $19,535,777,752) — 99.9%		19,535,777,752

Percentages indicated are based on net assets of $19,556,830,113.

(a)	Discount note. Rate presented represents the effective yield at time of purchase.

(b)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2008. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

See notes to schedules of portfolio investments.

HSBC INVESTOR U.S. TREASURY MARKET FUND
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Principal
	Amount ($)	Value($)
U.S. Treasury Obligations— 100.0%(a)
1.43%, 8/7/08	303,800,000	303,726,145
1.51%, 8/14/08	454,900,000	454,671,102
4.13%, 8/15/08	100,000,000	100,079,200
1.60%, 8/21/08	455,050,000	454,643,075
1.74%, 8/28/08	275,050,000	274,703,180
1.66%, 9/4/08	275,000,000	274,575,390
1.27%, 9/11/08	142,500,000	142,300,694
1.77%, 9/18/08	195,000,000	194,542,850
4.63%, 9/30/08	50,000,000	50,237,513
1.39%, 10/2/08	25,000,000	24,940,433
1.48%, 10/9/08	118,000,000	117,648,814
1.52%, 10/16/08	33,000,000	32,889,768
1.65%, 10/30/08	175,000,000	174,282,969
1.78%, 11/6/08	125,000,000	124,429,889
1.79%, 11/13/08	100,000,000	99,502,137
1.90%, 11/20/08	25,000,000	24,855,083
1.95%, 12/4/08	25,000,000	24,832,726
2.19%, 12/11/08	25,000,000	24,801,542
1.79%, 12/18/08	25,000,000	24,828,229
2.08%, 12/26/08	34,600,000	34,309,892
1.86%, 1/22/09	25,000,000	24,777,727
1.83%, 1/29/09	14,000,000	13,872,596
4.75%, 2/28/09	25,000,000	25,399,226

TOTAL INVESTMENTS (COST $3,020,850,180) — 100.0%		3,020,850,180

Percentages indicated are based on net assets of $3,022,187,032.

(a) Discount note. Rate presented represents the effective yield at time of purchase.

See notes to schedules of portfolio investments.

HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares or
	Principal
	Amount ($)	Value ($)
Certificates of Deposit – 0.1%
Banking – 0.1%
First Tennessee Bank 2.95%,
12/17/09 (a)	100,000	99,535

TOTAL CERTIFICATES OF DEPOSIT
(COST $93,915)		99,535

U.S. Government and Government Agency
Obligations – 45.9%
Federal Home Loan Mortgage Corp. – 12.2%
5.13%, 11/17/17	3,100,000	3,213,010
Pool #C00368, 8.50%, 10/1/24	24,524	27,054
Pool #D62926, 6.50%, 8/1/25	19,201	19,939
Pool #C80387, 6.50%, 4/1/26	24,109	25,031
Pool #C00922, 8.00%, 2/1/30	148,439	160,427
Pool #C54447, 7.00%, 7/1/31	32,387	34,107
Pool #G01317, 7.00%, 10/1/31	119,404	125,743
Pool #C60712, 6.50%, 11/1/31	520,651	538,928
Pool #847557, 6.04% , 7/1/34(a)(c)	633,387	640,592
Pool #1B2655, 6.19% , 12/1/34(a)(c)	535,453	541,725
Pool #1J1313, 6.38% , 6/1/36(a)	1,224,819	1,248,260
Pool #G02981, 6.00%, 6/1/37	1,052,289	1,058,833
TBA August:
5.00%, 8/15/22	3,865,000	3,788,906
5.50%, 8/15/22	960,000	961,499
		12,384,054
Federal National Mortgage Association – 25.2%
Pool #398958, 6.50%, 10/1/12	40,747	42,307
Pool #329655, 7.00%, 11/1/25	37,470	39,681
Pool #329530, 7.00%, 12/1/25	79,613	84,312
Pool #535332, 8.50%, 4/1/30	35,324	38,781
Pool #548965, 8.50%, 7/1/30	38,589	42,376
Pool #535440, 8.50%, 8/1/30	39,592	43,478
Pool #253438, 8.50%, 9/1/30	32,880	36,107
Pool #568486, 7.00%, 1/1/31	38,310	40,378
Pool #573752, 8.50%, 2/1/31	29,475	32,367
Pool #575328, 6.50%, 4/1/31	48,520	50,208
Pool #356905, 7.14% , 10/1/36(a)	149,128	150,503
Pool #922090, 5.84% , 3/1/37(a)	1,681,757	1,707,700
Pool #256723, 6.50%, 5/1/37	1,021,324	1,049,938
TBA August:
5.00%, 8/1/33	3,100,000	2,943,062
5.50%, 8/15/37	14,800,000	14,480,882
6.00%, 8/15/36	4,800,000	4,821,000
		25,603,080
Government National Mortgage Association – 5.1%
Pool #346406, 7.50%, 2/15/23	42,252	45,402
Pool #412530, 7.50%, 12/15/25	69,677	74,944
Pool #781300, 7.00%, 6/15/31	116,917	124,841
TBA August:
5.00%, 8/1/34	2,800,000	2,703,750
5.50%, 8/15/36	610,000	604,472
6.00%, 8/15/36	1,680,000	1,697,850
		5,251,259
U.S. Treasury Bonds – 1.8%
5.00%, 5/15/37	1,685,000	1,790,181

U.S. Treasury Notes – 1.6%
2.63%, 5/31/10	207,000	207,615
4.25%, 11/15/17	290,000	296,502
3.50%, 2/15/18	275,000	264,967
3.88%, 5/15/18	835,000	827,824
		1,596,908

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(COST $46,697,920)		46,625,482

Corporate Obligations – 39.9%
Agricultural Chemicals – 0.6%
Cargill, Inc. 5.60%, 9/15/12(d)	600,000	602,798
Banking – 0.7%
American Express Centurion Bank
5.95%, 6/12/17	700,000	660,247

Building & Construction Products – 1.1%
Martin Marietta Materials, Inc.
2.95%, 4/30/10 (a)(c)	600,000	583,372
Masco Corp. 3.09%, 3/12/10 (a)(c)	550,000	507,472
		1,090,844
Cable Television – 0.6%
Time Warner Cable, Inc. 7.30%,
7/1/38	625,000	624,862
Chemicals – 0.1%
Chemtura Corp. 6.88%, 6/1/16	175,000	147,875
Consumer Products – 0.9%
Clorox Co. (The) 5.45%, 10/15/12	900,000	903,264
Electric – 6.3%
Commonwealth Edison Co. 6.45%,
1/15/38	700,000	671,019
Dominion Resources, Inc. 6.40%,
6/15/18	250,000	253,974
Duke Energy Corp. 5.65%, 6/15/13	450,000	453,326
Florida Power Corp. 5.65%, 6/15/18	550,000	555,714
MidAmerican Energy Co. 5.95%,
7/15/17	2,900,000	2,943,845
Progress Energy, Inc. 3.08%,
11/14/08, Callable 8/14/08 @ 100
(a)(c)	1,000,000	999,782
Puget Sound Energy, Inc. 6.97%,
6/1/67, Callable 6/1/17 @ 100	600,000	521,250
		6,398,910

Finance – 9.3%
American Honda Finance Corp.
4.63%, 4/2/13, MTN (b)(d)	250,000	240,830
Bear Stearns Co., Inc.:
4.50%, 10/28/10	600,000	592,417
Series B, 6.95%, 8/10/12, MTN	950,000	979,264
Countrywide Home Loans, Series L,
4.00%, 3/22/11, MTN	1,150,000	1,069,514
Covidien International Finance SA
5.45%, 10/15/12	550,000	547,453
Duane Street CLO, Series 2007-4A,
Class C, 3.68%, 11/14/21 (a)(b)(d)	850,000	534,990
Ford Motor Credit Co., LLC:
9.75%, 9/15/10	1,550,000	1,338,244
7.25%, 10/25/11	150,000	113,396
Lehman Brothers Holdings, Series I,
6.88%, 5/2/18, MTN	500,000	469,391
MetLife Global Funding I 5.13%,
4/10/13 (b)(d)	350,000	345,110
Morgan Stanley, Series F, 6.00%,
4/28/15, MTN	565,000	530,583
Pacific Life Global Funding 5.15%,
4/15/13 (b)(d)	250,000	248,036
Preferred Term Securities Ltd.
8.79%, 9/15/30, Callable 9/15/10
@ 104.395 (b)(d)	778,066	787,792
Wells Fargo Financial 5.50%, 8/1/12	850,000	859,964

XTRA Finance Corp. 5.15%, 4/1/17	750,000	739,830
		9,396,814
Forestry/Paper – 0.2%
Georgia-Pacific Corp. 7.70%, 6/15/15	250,000	232,500
Gaming – 0.1%
MGM MIRAGE, Inc. 6.75%, 4/1/13	175,000	146,125
Health Services – 0.2%
Community Health Systems, Inc.
8.88%, 7/15/15, Callable 7/15/11
@ 104.44	175,000	176,313
Hospitals – 0.6%
HCA, Inc. 5.75%, 3/15/14	750,000	624,375
Insurance – 1.5%
New York Life Global Funding
4.65%, 5/9/13 (b)(d)	1,500,000	1,486,681
Media – 2.0%
AOL Time Warner, Inc.:
6.88%, 5/1/12	600,000	612,794
7.70%, 5/1/32	550,000	549,543
News America Holdings 7.90%,
12/1/95	500,000	527,243
Vivendi 5.75%, 4/4/13 (b)(d)	350,000	341,973
		2,031,553

Media - Cable – 1.0%
Cablevision Systems Corp., Series B,
8.00%, 4/15/12	175,000	167,563
Time Warner Entertainment Co.
8.38%, 3/15/23	800,000	853,600
		1,021,163
Medical – 1.3%
AstraZeneca PLC 5.90%, 9/15/17	1,000,000	1,028,224
Glaxosmithkline Capital, Inc. 4.85%,
5/15/13	300,000	299,977
		1,328,201
Office Equipment & Services – 0.5%
Xerox Corp. 3.56%, 12/18/09 (a)(c)	550,000	546,764
Oil & Gas – 0.2%
Pioneer Natural Resources Co.
5.88%, 7/15/16	175,000	156,933
Pipelines – 0.6%
Dynegy Holdings, Inc. 7.75%, 6/1/19	175,000	161,000
Transcontinental Gas Pipeline Corp.
6.05%, 6/15/18 (b)(d)	450,000	441,562
		602,562
Retail – 2.2%
Kohl's Corp. 6.25%, 12/15/17	550,000	524,495
Kroger Co. (The) 5.00%, 4/15/13	250,000	245,673
Wal-Mart Stores, Inc. 6.50%, 8/15/37	1,500,000	1,507,780
		2,277,948

Support - Services – 0.3%
Aramark Services, Inc. 8.50%,
2/1/15, Callable 2/1/11 @104.25	175,000	174,344
Iron Mountain, Inc. 8.00%, 6/15/20,
Callable 6/15/13 @ 104	175,000	170,187
		344,531
Telecom - Integrated/Services – 0.2%
Qwest Corp. 7.63%, 6/15/15	175,000	159,688
Telecommunications – 3.8%
AT&T, Inc. 5.50%, 2/1/18	750,000	732,096
BellSouth Telecommunications
7.00%, 12/1/95	700,000	648,467
GTE Corp. 6.84%, 4/15/18	750,000	755,651
Sprint Nextel Corp. 6.00%, 12/1/16	1,110,000	935,175
Verizon Communications, Inc.
6.10%, 4/15/18	750,000	748,237
		3,819,626

Transportation – 5.6%
American Airlines, Inc.:
Series 2001-2, Class A1, 6.98%,
4/1/11	525,512	496,608
Series 2001-2, Class A2, 7.86%,
10/1/11	1,250,000	1,150,000
Burlington North Santa Fe:
5.65%, 5/1/17	600,000	582,644
7.57%, 1/2/21	277,493	297,211
Continental Airlines, Inc. 5.98%,
4/19/22	750,000	603,750
Norfolk Southern Corp. 5.75%,
4/1/18	250,000	244,257
Union Pacific Corp.:
5.75%, 11/15/17	1,200,000	1,165,492
6.85%, 1/2/19	1,104,592	1,174,225
		5,714,187

TOTAL CORPORATE OBLIGATIONS
(COST $41,086,244)		40,494,764

Asset Backed Securities – 21.9%
Arizona Educational Loan Marketing
Corp. Educational Loan Revenue
2.97%, 1/25/10 (a)(c)	1,133,965	1,132,604
Asset Backed Funding Certificates,
Series 2003-AHL1, Class A1,
3.68%, 3/25/33	738,743	598,086
Cairn Mezzanine plc, Series 2007-
3A, Class B1, 3.59%, 8/13/47
(d)(h)	905,000	0
Capital Auto Receivables Asset Trust:
Series 2006-SN1A, Class A3,
5.31%, 10/20/09(a)(c)(d)	1,041,976	1,043,433
Series 2005-1, Class A5, 2.56% ,
1/15/10(a)(c)	923,398	923,347
Series 2007-SN1, Class A3B,
2.52% , 7/15/10(a)(c)	860,000	856,822
Series 2007-SN1, Class A3A,
5.47%, 7/15/10(c)	740,000	750,406
Carmax Auto Owner Trust, Series
2008-2, Class A2B, 3.43%, 9/15/11 (a)(c)	1,400,000	1,400,029
Countrywide Asset-Backed Certificates:
Series 2006-S2, Class A5, 5.75%,
7/25/27(a)	1,023,000	473,491
Series 2006-S4, Class A3, 5.80%,
7/25/34	1,060,000	488,715
Daimler Chrysler Auto Trust, Series
2005-A, Class A4, 3.74%, 2/8/10	316,578	316,623
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2, 5.26%,
4/25/37 (b)(d)	1,200,000	1,023,528
GE Business Loan Trust, Series
2006-2A, Class A, 2.64%, 11/15/34
(a)(b)(c)(d)	1,396,582	1,242,249
GE Equipment Small Ticket LLC,
Series 2005-2A, Class A3, 4.88%,
10/22/09 (c)(d)	391,860	391,125
GMAC Mortgage Corp., Loan Trust,
Series 2006-HE3, Class A3, 5.81%,
10/25/36	900,000	463,906
Hyundai Auto Receivables Trust,
Series 2008-A, Class A2, 4.16%,
5/16/11(c)	1,020,000	1,026,440
IOWA Student Loan Liquidity Corp.,
Series 2005-1, Class A1, 2.83%,
6/25/14 (a)(c)	576,408	575,535
MBNA Credit Card Master Note
Trust, Series 2005-A7, Class A7,
4.30%, 2/15/11(c)	930,000	931,669
National Collegiate Student Loan
Trust, Series 2006-3, Class A1,
2.49%, 9/25/19 (a)(c)	997,008	969,214
Nissan Auto Receivables Owner
Trust, Series 2006-B, Class A3,
5.16%, 2/15/10 (c)	738,262	742,727
Preferred Term Securities XXII Ltd.
3.12%, 9/22/36, Callable 6/22/11
@ 100 (a)(b)(c)(d)	1,083,822	925,584
Residential Funding Mortgage
Securities, Series 2006-HSA1,
Class A5, 5.31%, 2/25/36	490,000	232,730

SLM Student Loan Trust:
Series 2006-7, Class A2, 2.79% ,
10/25/16(a)(c)	1,420,069	1,416,737
Series 2006-9, Class A2, 2.80% ,
4/25/17(a)(c)	295,242	294,061
Series 2006-B, Class A1, 2.79% ,
9/15/20(a)(c)	1,144,875	1,120,656
Series 2005-4, Class A2, 2.88% ,
4/26/21(a)(c)	490,000	483,500
Series 2005-9, Class A4, 2.90% ,
1/25/23(a)(c)	1,360,000	1,345,850
South Carolina Student Loan Corp.,
Series 2008-1, Class A1, 3.21%,
9/2/14 (a)(c)	984,000	984,000

TOTAL ASSET BACKED SECURITIES
(COST $24,197,308)		22,153,067

Collateralized Mortgage Obligations – 5.0%
Banc of America Mortgage
Securities, Series 2005-D, Class
2A4, 4.79%, 5/25/35 (a)	1,053,257	1,027,878
Deutsche Mortgage Securities, Inc.,
Series 2006-WF1, Class 1A1,
5.09%, 6/26/35 (a)(b)(d)	897,825	892,792
Fannie Mae IO:
Series 270, Class 2, 8.50% ,
9/1/23(b)	39,271	8,769
Series 296, Class 2, 8.00% ,
4/1/24(b)	47,122	10,185
Series 2000-16, Class PS, 6.14% ,
10/25/29(a)(b)	26,492	697
Series 306, Class IO, 8.00% ,
5/1/30(b)	54,589	14,493
Series 2001-4, Class SA, 5.09% ,
2/17/31(a)(b)	188,146	19,362
FHA Weyerhauser 7.43%, 1/1/24 (e)(f)	26,392	26,392
Freddie Mac:
Series 2988, Class AF, 2.76% ,
6/15/35(a)(c)	1,009,444	968,738
Series 3212, Class BK, 5.40%,
9/15/36	900,000	849,599
Freddie Mac IO:
Series 1534, Class K, 4.90% ,
6/15/23(a)(b)	124,858	11,387
Series 2141, Class SD, 5.69% ,
4/15/29(a)(b)	104,077	12,533
Series 2247, Class SC, 5.04% ,
8/15/30(a)(b)	52,413	4,217
Government National Mortgage Association IO:
Series 1999-30, Class SA, 5.54% ,
4/16/29(a)(b)	64,709	5,041
Series 1999-30, Class S, 6.14% ,
8/16/29(a)(b)	46,225	5,217
Residential Asset Securitization
Trust, Series 2003-A15, Class
1A2, 2.91%, 2/25/34 (a)(c)	1,371,567	1,223,201

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(COST $5,266,277)		5,080,501

Commercial Mortgage Backed Securities – 10.5%
Citigroup Commercial Mortgage
Trust, Series 2006-C5, Class A2,
5.38%, 10/15/49	1,100,000	1,082,572
Citigroup/Deutsche Bank
Commercial Mortgage Trust, Series
2007-CD4, Class A2B, 5.21%,
12/11/49	1,300,000	1,258,516
Commercial Mortgage Pass - Through Certificate:
Series 2006-FL12, Class A2,
2.56% , 12/15/20(a)(c)(d)	1,492,033	1,412,677
Series 2005-LP5, Class AJ,
5.05%, 5/10/43	1,550,000	1,338,211
CWCapital Cobalt, Series 2006-C1,
Class A2, 5.17%, 8/15/48	1,232,000	1,204,415
DLJ Mortgage Acceptance Corp., IO,
Series 1997-CF1, Class S, 1.18%,
5/15/30 (a)(b)(d)(e)	18,532	0
Greenwich Capital Commercial
Funding Corp, Series 2006-GG7,
Class A2, 5.91%, 7/10/38 (a)	640,000	642,606
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class A4, 5.91%, 7/10/38 (a)	1,040,000	1,007,170
GS Mortgage Securities Corp., IO,
Series 1997-GL, Class X2, 0.29%,
7/13/30 (a)(b)(e)	35,896	465
LB-UBS Commercial Mortgage
Trust, Series 2006-C6, Class A2,
5.35%, 9/15/39	480,000	472,589
Morgan Stanley Capital I, Series
2007-IQ14, Class A2, 5.61%,
4/15/49	1,380,000	1,345,837
Washington Mutual Commercial
Mortgage Securities Trust, Series
2006-SL1, Class A, 5.30%,
11/23/43 (a)(d)	968,431	828,318

TOTAL COMMERCIAL MORTGAGE
BACKED SECURITIES
(COST $11,128,024)		10,593,376

Foreign Bonds – 0.7%
United Kingdom – 0.7%
Barclays Bank plc 5.93%, 12/31/49
(d)	850,000	671,862

TOTAL FOREIGN BONDS
(COST $862,304)		671,862

Municipal Bonds – 1.5%
Chicago Transit Authority Sales
& Transfer Tax Receipts Revenue
6.90%, 12/1/40	800,000	811,896
Connecticut State, GO 5.00%,
4/15/18	650,000	706,673

TOTAL MUNICIPAL BONDS
(COST $2,635,389)		1,518,569

Investment Company – 5.9%
Northern Institutional Diversified
Assets Portfolio, Shares class,
2.01% (c)(g)	5,930,191	5,930,191

TOTAL INVESTMENT COMPANY
(COST $5,930,191)		5,930,191

TOTAL INVESTMENTS
(COST $137,897,572) — 131.4%		133,167,347

Percentages indicated are based on net assets of $101,314,168.

(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2008. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	Interest-Only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-Only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate adjusts periodically based on the pay off of the underlying mortgage. The interest rate presented represents the rates in effect on July 31, 2008. The principal amount shown is the notional amount of the underlying mortgages.
(c)	Security held as collateral for to be announced securities and futures contracts.
(d)	Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(e)	Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using Board approved procedures, has deemed these securities to be illiquid. Represents 0.03% of total net assets.
(f)	Security was fair valued as of July 31, 2008. Represents 0.03% of net assets.
(g)	The rates presented represent the annualized one day yield that was in effect on July 31, 2008.
(h)	Non-income producing; Defaulted Bond.

FHA	Federal Housing Administration
GO	General Obligation
IO	Interest-Only security. Represents 0.09% of net assets.
LLC	Limited Liability Co.
MTN	Medium Term Note
PLC	Public Limited Co.
TBA	Security was traded on a "to be announced" basis. Represents
31.59% of net assets.

See notes to schedules of portfolio investments.

HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stock – 0.0%
Consumer Discretionary – 0.0%
Tembec, Inc. *	937	3,212

TOTAL COMMON STOCK
(COST $18,548)		3,212

Corporate Obligations – 97.0%
Aerospace & Defense – 3.1%
BE Aerospace, Inc. 8.50%, 7/1/18,
Callable 7/1/13 @ 104.25	25,000	25,812
Bombardier, Inc. 8.00%, 11/15/14,
Callable 11/15/10 @ 104.00 (a)	25,000	25,500
DRS Technologies, Inc. 7.63%,
2/1/18, Callable 2/1/11 @ 103.81	100,000	104,000
Hawker Beechcraft Acquisition Co.:
9.75%, 4/1/17, Callable 4/1/12 @
104.88	25,000	24,688
8.50%, 4/1/15, Callable 4/1/11 @
104.25	50,000	50,000
L-3 Communications Holdings, Inc.
5.88%, 1/15/15, Callable 1/15/10
@ 102.94	100,000	92,750
Sequa Corp. 11.75%, 12/1/15,
Callable 12/1/11 @ 105.88 (a)	50,000	43,500
TransDigm Group, Inc. 7.75%,
7/15/14, Callable 7/15/09 @ 105.81	50,000	48,750
		415,000
Airlines – 0.4%
DAE Aviation Holdings, Inc.
11.25%, 8/1/15, Callable 8/1/11 @
105.62 (a)	50,000	48,750
Apparel/Textiles – 1.6%
AGY Holding Corp. 11.00%,
11/15/14, Callable 11/15/10 @
105.50 (a)	50,000	44,750
Levi Strauss & Co. 8.88%, 4/1/16,
Callable 4/1/11 @ 104.44	50,000	45,000
Quiksilver, Inc. 6.88%, 4/15/15,
Callable 4/15/10 @ 103.44	150,000	117,750
		207,500
Auto Loans – 3.2%
Ford Motor Credit Co.:
7.38%, 2/1/11	50,000	40,303
7.38%, 10/28/09	250,000	227,716
General Motors Acceptance Corp.
6.88%, 8/28/12	250,000	156,900
		424,919
Auto Parts & Equipment – 1.9%
Altra Industrial Motion, Inc. 9.00%,
12/1/11, Callable 12/1/08 @ 104.50	50,000	50,500
Cooper Tire & Rubber Co. 8.00%,
12/15/19	50,000	40,500
Cooper-Standard Automotive, Inc.
8.38%, 12/15/14, Callable 12/15/09
@ 104.19	50,000	35,500
MSX International 12.50%, 4/1/12,
Callable 4/1/09 @ 110.00 (a)	25,000	17,000
The Goodyear Tire & Rubber Co.
8.63%, 12/1/11, Callable 12/1/09
@ 104.31	17,000	17,213
TRW Automotive, Inc. 7.25%,
3/15/17 (a)	50,000	43,000
UCI Holdco, Inc. 10.28%, 12/15/13,
Callable 9/15/08 @ 100.00 (b)	59,681	47,446
		251,159

Automotive – 0.9%
General Motors Corp.:
7.13%, 7/15/13	175,000	99,750
7.70%, 4/15/16	50,000	25,750
		125,500
Beverages – 0.7%
Beverages & More, Inc. 9.25%,
3/1/12, Callable 9/1/09 @ 104.63 (a)	50,000	48,750
Constellation Brands, Inc. 8.38%,
12/15/14	50,000	51,125
		99,875

Building Materials – 3.0%
Belden, Inc. 7.00%, 3/15/17, Callable
3/15/12 @ 103.50	50,000	47,375
Coleman Cable, Inc. 9.88%, 10/1/12,
Callable 10/1/08 @ 104.94	50,000	45,875
General Cable Technologies Corp.
7.13%, 4/1/17, Callable 4/1/12 @
103.56	50,000	47,250
Gibraltar Industries, Inc. 8.00%,
12/1/15, Callable 12/1/10 @ 104.00	150,000	124,500
Interline Brands, Inc. 8.13%, 6/15/14,
Callable 6/15/10 @ 104.06	50,000	47,750
Maax Corp. 9.75%, 6/15/12, Callable
6/15/09 @ 102.44 (c)	50,000	1,250
Ply Gem Industries, Inc. 11.75%,
6/15/13, Callable 4/1/11 @ 105.88 (a)	50,000	44,750
U.S. Concrete, Inc. 8.38%, 4/1/14,
Callable 4/1/09 @ 104.19	50,000	41,500
		400,250
Chemicals – 3.8%
Airgas, Inc. 7.13%, 10/1/18, Callable
10/1/13 @ 103.56 (a)	50,000	50,250
Chemtura Corp. 6.88%, 6/1/16	25,000	21,125
Georgia Gulf Corp. 9.50%, 10/15/14,
Callable 10/15/10 @ 104.75	75,000	56,625
Huntsman International LLC 7.88%,
11/15/14, Callable 11/15/10 @
103.94	35,000	32,812
Innophos, Inc. 8.88%, 8/15/14,
Callable 8/16/09 @ 104.44	50,000	50,000
Koppers Holdings, Inc. 9.88%,
11/15/14, Callable 11/15/09 @
104.94	25,000	22,500
LyondellBasell Industries AF 8.38%,
8/15/15, Callable 8/15/10 @ 104.19 (a)	75,000	46,125
Momentive Performance Materials,
Inc. 9.75%, 12/1/14, Callable
12/1/10 @ 104.88	50,000	44,250
Mosaic Co. 7.63%, 12/1/16, Callable
12/1/11 @ 103.81 (a)	25,000	26,250
Nalco Finance Holdings, Inc. 9.00%,
2/1/14, Callable 2/1/09 @ 104.50	75,000	67,500
Nova Chemicals Corp. 6.50%,
1/15/12	50,000	45,500

Terra Capital, Inc. 7.00%, 2/1/17,
Callable 2/1/12 @ 103.50	50,000	49,375
		512,312
Computer Hardware – 0.3%
Activant Solutions, Inc. 9.50%,
5/1/16, Callable 5/1/11 @ 104.75	50,000	38,000
Consumer Products – 2.3%
Central Garden & Pet Co. 9.13%,
2/1/13, Callable 9/15/08 @ 104.56	50,000	41,000
Chattem, Inc. 7.00%, 3/1/14, Callable
3/1/09 @ 103.50	50,000	48,875
Jarden Corp. 7.50%, 5/1/17, Callable
5/1/12 @ 103.75	25,000	21,750
JohnsonDiversey, Inc. 9.63%,
5/15/12, Callable 9/15/08 @ 103.21	100,000	101,750
MCBC Holdings, Inc. 9.09%,
10/15/14, Callable 10/15/09 @
103.00 (a)(b)	25,000	20,000
Spectrum Brands, Inc. 7.38%, 2/1/15,
Callable 2/1/10 @ 103.69	75,000	44,625
True Temper Sports, Inc. 8.38%,
9/15/11, Callable 9/15/08 @ 104.19	50,000	31,000
		309,000

Diversified Capital Goods – 1.8%
Greenbrier Cos., Inc. 8.38%, 5/15/15,
Callable 5/15/10 @ 104.19	50,000	45,313
Mueller Water Products, Inc. 7.38%,
6/1/17, Callable 6/1/12 @ 103.69	50,000	41,000
Sensata Technologies 8.00%, 5/1/14,
Callable 5/1/10 @ 104.00	50,000	42,500
TriMas Corp. 9.88%, 6/15/12,
Callable 9/15/08 @ 103.29	77,000	67,952
Trinity Industries, Inc. 6.50%,
3/15/14, Callable 3/15/09 @ 103.25	50,000	47,875
		244,640
Electric - Generation – 5.3%
AES Corp.:
7.75%, 3/1/14	60,000	59,550
7.75%, 10/15/15	50,000	49,375
Dynegy Holdings, Inc. 8.38%, 5/1/16	150,000	148,875
Edison Mission Energy:
7.00%, 5/15/17	25,000	23,625
7.20%, 5/15/19	50,000	47,000
Energy Future Holdings 10.88%,
11/1/17, Callable 11/1/12 @ 105.44 (a)	225,000	231,750
Mirant North America LLC 7.38%,
12/31/13, Callable 12/31/09 @
103.69	50,000	50,000
NRG Energy, Inc. 7.38%, 2/1/16,
Callable 2/1/11 @ 103.69	50,000	48,500
Reliant Energy, Inc. 7.63%, 6/15/14	50,000	48,250
		706,925

Electric - Integrated – 0.7%
CMS Energy Corp. 6.88%, 12/15/15	100,000	99,104
Electronics – 0.3%
Freescale Semiconductor, Inc.
10.13%, 12/15/16, Callable
12/15/11 @ 105.06	50,000	39,250
Energy - Exploration & Production – 6.2%
Chaparral Energy, Inc. 8.50%,
12/1/15, Callable 12/1/10 @ 104.25	100,000	86,250
Chesapeake Energy Corp. 6.88%,
1/15/16, Callable 1/15/09 @ 103.44	100,000	96,125
Cimarex Energy Co. 7.13%, 5/1/17,
Callable 5/1/12 @ 103.56	75,000	73,875
Clayton Williams Energy, Inc.
7.75%, 8/1/13, Callable 8/1/09 @
103.88	100,000	94,500
Compton Petroleum Finance Corp.
7.63%, 12/1/13, Callable 12/1/09
@ 103.81	100,000	97,500
Energy Partners Ltd. 9.75%, 4/15/14,
Callable 4/15/11 @ 104.88	50,000	46,000
Forest Oil Corp. 7.25%, 6/15/19,
Callable 6/15/12 @ 103.63	50,000	47,000
Linn Energy LLC 9.88%, 7/1/18,
Callable 7/1/13 @ 104.94 (a)	50,000	49,125
Newfield Exploration Co. 6.63%,
9/1/14, Callable 9/1/09 @ 103.31	100,000	94,500
Opti Canada, Inc. 7.88%, 12/15/14,
Callable 12/15/10 @ 104.13	50,000	49,625
Plains Exploration & Production Co.
7.75%, 6/15/15, Callable 6/15/11
@ 103.88	50,000	49,125
Swift Energy Co. 7.63%, 7/15/11,
Callable 9/22/08 @ 103.81	50,000	49,750
		833,375
Environmental – 1.5%
Allied Waste North America, Inc.
7.38%, 4/15/14, Callable 4/15/09
@ 103.69	100,000	99,750
Waste Services, Inc. 9.50%, 4/15/14,
Callable 4/15/09 @ 104.75	50,000	50,250
WCA Waste Corp. 9.25%, 6/15/14,
Callable 6/15/10 @ 104.63	50,000	49,500
		199,500

Food & Drug Retailers – 0.4%
Stater Bros. Holdings, Inc. 7.75%,
4/15/15, Callable 4/15/11 @ 103.88	50,000	47,750
Food - Wholesale – 0.3%
Smithfield Foods, Inc. 7.75%, 7/1/17	50,000	42,750
Forestry/Paper – 3.1%
Catalyst Paper Corp., Series D,
8.63%, 6/15/11, Callable 9/15/08
@ 101.44	50,000	41,000
Cellu Tissue Holdings, Inc. 9.75%,
3/15/10, Callable 9/15/08 @ 103.66	50,000	46,000
Georgia-Pacific Corp. 7.70%, 6/15/15	50,000	46,500
NewPage Corp. 10.00%, 5/1/12,
Callable 5/1/09 @ 106.00	25,000	23,937
Norampac, Inc. 6.75%, 6/1/13,
Callable 9/15/08 @ 103.38	100,000	84,000
Stone Container Finance Co. of
Canada 7.38%, 7/15/14, Callable
7/15/09 @ 103.69	150,000	121,875
Verso Paper Holdings LLC, Series B,
9.13%, 8/1/14, Callable 8/1/10 @
104.56	50,000	44,750
		408,062
Gaming – 8.8%
Buffalo Thunder Development
Authority 9.38%, 12/15/14,
Callable 12/15/10 @ 104.69 (a)	25,000	14,500
CCM Merger, Inc. 8.00%, 8/1/13,
Callable 8/1/09 @ 104.00 (a)	100,000	81,250
Choctaw Resort Development
Entertainment 7.25%, 11/15/19,
Callable 11/15/11 @ 103.63 (a)	46,000	36,570
Chukchansi Economic Development
Authority 8.00%, 11/15/13,
Callable 11/15/09 @ 104.00 (a)	25,000	20,500

Fontainebleau Las Vegas 10.25%,
6/15/15, Callable 6/15/11 @ 105.13 (a)	100,000	53,000
Great Canadian Gaming Co. 7.25%,
2/15/15, Callable 2/15/11 @ 103.63 (a)	50,000	47,750
Greektown Holdings, Inc. 10.75%,
12/1/13, Callable 12/1/10 @ 105.38 (a)(c)	125,000	90,000
Herbst Gaming, Inc. 7.00%,
11/15/14, Callable 11/15/09 @
103.50 (c)	50,000	5,000
Indianapolis Downs LLC 11.00%,
11/1/12, Callable 11/1/10 @ 105.50	25,000	20,250
Inn of the Mountain Gods 12.00%,
11/15/10, Callable 10/10/08 @
106.00	50,000	36,500
Isle of Capri Casinos, Inc. 7.00%,
3/1/14, Callable 3/1/09 @ 103.50	150,000	104,250
Mashantucket Pequot Tribal Nation,
Series A, 8.50%, 11/15/15, Callable
11/15/11 @ 104.25 (a)	50,000	38,500
MGM MIRAGE, Inc. 6.75%, 4/1/13	100,000	83,500
Mohegan Tribal Gaming 7.13%,
8/15/14, Callable 8/15/09 @ 103.56	50,000	36,250
MTR Gaming Group, Inc. 9.00%,
6/1/12, Callable 6/1/09 @ 104.50	100,000	81,250
Pokagon Gaming Authority 10.38%,
6/15/14, Callable 6/15/10 @ 105.19 (a)	69,000	71,070
San Pasqual Casino 8.00%, 9/15/13,
Callable 9/15/09 @ 104.00 (a)	25,000	22,750
Scientific Games Corp. 6.25%,
12/15/12, Callable 12/15/08 @
103.13	50,000	46,875
Seminole Hard Rock Entertainment
5.28%, 3/15/14, Callable 3/15/09
@ 102.00 (a)(b)	50,000	40,500
Seneca Gaming Corp. 7.25%, 5/1/12,
Callable 10/10/08 @ 103.63	50,000	45,625
Shingle Springs 9.38%, 6/15/15,
Callable 6/15/11@ 104.69 (a)	50,000	40,500
Snoqualmie Entertainment Authority
6.94%, 2/1/14, Callable 2/1/09 @
103.00 (a)(b)	25,000	18,250
Turning Stone Resort Casino 9.13%,
9/15/14, Callable 9/15/10 @ 104.56 (a)	75,000	71,250
Waterford Gaming LLC 8.63%,
9/15/14 (a)	23,000	21,620
Wynn Las Vegas LLC 6.63%,
12/1/14, Callable 12/1/09 @ 103.31	50,000	45,250
		1,172,760
Gas Distribution – 5.6%
Atlas Pipeline Partners LP 8.13%,
12/15/15, Callable 12/15/10 @
104.06	50,000	48,875
Colorado Interstate Gas Co. 6.80%,
11/15/15	150,000	153,157
Copano Energy LLC 8.13%, 3/1/16,
Callable 3/1/11 @ 104.06	50,000	48,750
El Paso Corp. 7.00%, 6/15/17	100,000	100,112
Ferrellgas Partners LP 6.75%, 5/1/14,
Callable 5/1/09 @ 103.38	50,000	42,500
Inergy LP/Inergy Finance 8.25%,
3/1/16, Callable 3/1/11 @ 104.13	100,000	96,250
Regency Energy Partners LP 8.38%,
12/15/13, Callable 12/15/10 @
104.19	17,000	17,340
Southern Star Central Corp., Inc.
6.75%, 3/1/16, Callable 3/1/11 @
103.38	50,000	47,000
Suburban Propane Partners LP
6.88%, 12/15/13, Callable 12/15/08
@ 103.44	50,000	46,125
Williams Cos., Inc. 6.38%, 10/1/10 (a)	100,000	102,500
Williams Partners LP 7.25%, 2/1/17	50,000	49,875
		752,484

Health Services – 2.9%
Advanced Medical Optics 7.50%,
5/1/17, Callable 5/1/12 @ 103.75	50,000	45,000
Carriage Services, Inc. 7.88%,
1/15/15, Callable 1/15/10 @ 103.94	50,000	47,625
Community Health Systems, Inc.
8.88%, 7/15/15, Callable 7/15/11
@ 104.44	50,000	50,375
HCA, Inc. 9.25%, 11/15/16, Callable
11/15/11 @ 104.63	25,000	25,750
MultiPlan, Inc. 10.38%, 4/15/16,
Callable 4/15/11 @ 105.19 (a)	100,000	98,000
Omnicare, Inc. 6.75%, 12/15/13,
Callable 12/15/09 @ 103.38	100,000	93,000
ReAble Therapeutics Finance LLC
10.88%, 11/15/14, Callable
11/15/11 @ 105.44 (a)	25,000	25,000
		384,750

Hotels & Lodging – 0.3%
Gaylord Entertainment Co. 8.00%,
11/15/13, Callable 11/15/08 @
104.00	50,000	46,500
Household & Leisure Products – 0.3%
Sealy Mattress Co. 8.25%, 6/15/14,
Callable 6/15/09 @ 104.13	50,000	41,500
Integrated Energy – 0.6%
Aventine Renewable Energy, Inc.
10.00%, 4/1/17, Callable 4/1/12 @
105.00	50,000	32,000
Verasun Energy Corp. 9.88%,
12/15/12, Callable 12/15/09 @
104.94	50,000	42,500
		74,500
Investments & Miscellaneous Financial Services – 0.3%
Nuveen Investments, Inc. 10.50%,
11/15/15, Callable 11/15/11 @
105.25 (a)	50,000	45,000
Machinery – 0.9%
Baldor Electic Co. 8.63%, 2/15/17,
Callable 2/15/12 @ 104.31	50,000	50,125
Case New Holland, Inc. 7.13%,
3/1/14, Callable 3/1/10 @ 103.56	50,000	48,375
Terex Corp. 8.00%, 11/15/17,
Callable 11/15/12 @ 104.00	25,000	24,438
		122,938

Media - Broadcast – 1.6%
Barrington Broadcasting Group LLC
10.50%, 8/15/14, Callable 8/15/10
@ 105.25	50,000	42,250
Bonten Media Acquisition 9.00%,
6/1/15, Callable 6/1/11@ 104.50 (a)	75,000	57,000
Local TV Finance LLC 9.25%,
6/15/15, Callable 6/15/11 @ 104.63 (a)	50,000	38,000

Newport Television LLC 13.00%,
3/15/17, Callable 3/15/12 @ 106.50 (a)	50,000	42,750
Radio One, Inc. 6.38%, 2/15/13,
Callable 2/15/09 @ 103.19	50,000	36,500
		216,500
Media - Cable – 3.2%
Atlantic Broadband Finance LLC
9.38%, 1/15/14, Callable 1/15/09
@104.69	50,000	44,312
Cablevision Systems Corp., Series B,
8.00%, 4/15/12	25,000	23,938
Charter Communications Operating
LLC 10.88%, 9/15/14, Callable
3/15/12 @ 105.44 (a)	50,000	52,000
DIRECTV Holdings LLC 7.63%,
5/15/16, Callable 5/15/12 @ 103.81 (a)	50,000	49,625
Mediacom LLC 7.88%, 2/15/11,
Callable 10/10/08 @ 100.00	100,000	93,000
Videotron Ltd. 9.13%, 4/15/18,
Callable 4/15/13 @ 104.56 (a)	50,000	52,125
Virgin Media Finance PLC 9.13%,
8/15/16, Callable 8/15/11 @ 104.56	125,000	115,625
		430,625

Media - Diversified – 0.8%
Block Communications, Inc. 8.25%,
12/15/15, Callable 12/15/10 @
104.13 (a)	50,000	46,625
Canwest Mediaworks LP 9.25%,
8/1/15, Callable 8/1/11 @ 104.63 (a)	50,000	38,750
Quebecor Media, Inc. 7.75%,
3/15/16, Callable 3/15/11 @ 103.88	25,000	23,063
		108,438

Media - Services – 1.0%
Baker & Taylor, Inc. 11.50%, 7/1/13,
Callable 7/1/10 @ 105.75 (a)	100,000	85,000
Lamar Media Corp. 6.63%, 8/15/15,
Callable 8/15/10 @ 103.31	50,000	45,000
		130,000
Metals/Mining Excluding Steel – 1.8%
Freeport-McMoran Copper & Gold,
Inc. 8.25%, 4/1/15, Callable 4/1/11
@ 104.13	50,000	52,125
International Coal Group, Inc.
10.25%, 7/15/14, Callable 7/15/10
@ 105.13	50,000	50,875
Massey Energy Co. 6.88%, 12/15/13,
Callable 12/15/09 @ 103.44	100,000	97,875
Noranda Aluminium Acquisition
6.83%, 5/15/15, Callable 10/10/08
@ 102.00 (b)	50,000	43,250
		244,125
Non-Food & Drug Retailers – 2.9%
ACE Hardware Corp. 9.13%, 6/1/16,
Callable 6/1/12 @ 104.56 (a)	25,000	22,750
AutoNation, Inc. 7.00%, 4/15/14,
Callable 4/15/09 @ 105.25	50,000	43,062
Claire's Stores, Inc. 9.63%, 6/1/15,
Callable 6/1/11 @ 104.81	50,000	16,250
Hanesbrands, Inc. 6.51%, 12/15/14,
Callable 12/15/08 @ 102.00 (b)	50,000	44,500
Libbey Glass, Inc. 9.93%, 6/1/11,
Callable 10/10/08 @ 107.50 (b)	25,000	25,125
Penske Automotive Group, Inc.
7.75%, 12/15/16, Callable 12/15/11
@ 103.88	50,000	41,250
Pep Boys 7.50%, 12/15/14, Callable
12/15/09 @ 103.75	50,000	41,500
Susser Holdings LLC 10.63%,
12/15/13, Callable 12/15/09 @
105.31	122,000	120,170
Yankee Acquisition Corp. 9.75%,
2/15/17, Callable 2/15/12 @ 104.88	50,000	28,750
		383,357

Oil Field Equipment & Services – 0.9%
Bristow Group, Inc. 7.50%, 9/15/17,
Callable 9/15/12 @ 103.75	50,000	49,250
CIE Gener de Geophysique 7.50%,
5/15/15, Callable 5/15/10 @ 103.75	50,000	49,500
National Oilwell Varco, Inc., Series
B, 6.13%, 8/15/15, Callable
8/15/10 @ 103.06	25,000	24,806
		123,556

Oil Refining & Marketing – 1.0%
Petroplus Finance Ltd. 7.00%, 5/1/17,
Callable 5/1/12 @ 103.50 (a)	50,000	43,250
Tesoro Corp.:
6.63%, 11/1/15, Callable 11/1/10
@ 103.31	50,000	44,000
6.50%, 6/1/17, Callable 6/1/12 @
103.25	50,000	42,500
		129,750

Packaging – 2.5%
Exopack Holding Corp. 11.25%,
2/1/14, Callable 2/1/10 @ 105.62	50,000	44,500
Intertape Polymer U.S., Inc. 8.50%,
8/1/14, Callable 8/1/09 @ 104.25	75,000	66,750
Owens-Brockway Glass Containers
6.75%, 12/1/14, Callable 12/1/09
@ 103.38	50,000	49,125
Solo Cup Co. 8.50%, 2/15/14,
Callable 2/15/09 @ 104.25	200,000	171,000
		331,375
Printing & Publishing – 2.5%
Cenveo Corp. 10.50%, 8/15/16,
Callable 8/15/12 @ 105.25 (a)	50,000	49,250
Idearc, Inc. 8.00%, 11/15/16, Callable
11/15/11 @ 104.00	50,000	22,750
Morris Publishing 7.00%, 8/1/13,
Callable 10/10/08 @ 103.50	100,000	52,000
R.H. Donnelley Corp. 6.88%,
1/15/13, Callable 1/15/09 @ 103.44	2,000	990
R.H. Donnelley, Inc. 11.75%,
5/15/15, Callable 5/15/12 @ 105.88	127,000	93,980
Sheridan Group, Inc. 10.25%,
8/15/11, Callable 10/10/08 @
102.56	100,000	92,000
Valassis Communications, Inc.
8.25%, 3/1/15, Callable 3/1/11 @
104.13	25,000	21,000
		331,970

Restaurants – 2.0%
Buffets, Inc. 12.50%, 11/1/14,
Callable 11/1/10 @ 106.25 (c)	50,000	750
Dave & Buster's, Inc. 11.25%,
3/15/14, Callable 3/15/10 @ 105.62	50,000	50,062
Landry's Restaurants, Inc. 9.45%,
12/15/14, Callable 2/28/09 @
101.00	100,000	96,750

NPC International, Inc. 9.50%,
5/1/14, Callable 5/1/10 @ 104.75	50,000	42,500
Rare Restaurant Group LLC 9.25%,
5/15/14, Callable 5/15/11 @ 104.63 (a)	50,000	41,500
Sbarro, Inc. 10.38%, 2/1/15, Callable
2/1/10 @ 107.78	50,000	41,000
		272,562

Software/Services – 0.6%
CompuCom Systems, Inc. 12.50%,
10/1/15, Callable 10/1/11 @ 106.25	50,000	45,750
Unisys Corp. 12.50%, 1/15/16,
Callable 1/15/12 @ 106.25	35,000	34,388
		80,138
Steel Producers/Products – 1.5%
AK Steel Corp. 7.75%, 6/15/12,
Callable 9/15/08 @ 102.58	100,000	102,500
Ryerson, Inc. 12.00%, 11/1/15,
Callable 11/1/11 @ 106.00 (a)	50,000	48,750
Tube City IMS Corp. 9.75%, 2/1/15,
Callable 2/1/11 @ 104.88	50,000	46,500
		197,750

Support - Services – 5.3%
Aramark Services, Inc. 8.50%,
2/1/15, Callable 2/1/11 @104.25	75,000	74,719
Avis Budget Car Rental, Inc. 7.63%,
5/15/14, Callable 5/15/10 @ 103.81	100,000	71,000
Education Management LLC – 0.4%
10.25%, 6/1/16, Callable 6/1/11
@ 105.13	25,000	21,688
8.75%, 6/1/14, Callable 6/1/10
@ 104.38	25,000	22,500
H&E Equipment Services, Inc.
8.38%, 7/15/16, Callable 7/15/11
@ 104.19	75,000	64,500
Hertz Corp. 8.88%, 1/1/14, Callable
1/1/10 @104.44	100,000	91,750
Iron Mountain, Inc. 8.63%, 4/1/13,
Callable 10/10/08 @ 101.44	100,000	100,375
KAR Holdings, Inc. 8.75%, 5/1/14,
Callable 5/1/10 @ 104.38	50,000	43,125
Medimedia USA, Inc. 11.38%,
11/15/14, Callable 11/15/09 @
105.69 (a)	50,000	50,000
Pegasus Solutions, Inc. 10.50%,
4/15/15, Callable 4/15/11 @ 105.25 (a)	50,000	37,500
RSC Equipment Rental, Inc. 9.50%,
12/1/14, Callable 12/1/10 @ 104.75	50,000	41,000
Sotheby's 7.75%, 6/15/15 (a)	50,000	48,500
United Rentals, Inc. 6.50%, 2/15/12,
Callable 9/15/08 @ 103.25	25,000	22,562
West Corp. 11.00%, 10/15/16,
Callable 10/15/11 @ 105.50	25,000	19,875
		709,094

Telecom - Integrated/Services – 3.5%
Broadview Networks Holdings, Inc.
11.38%, 9/1/12, Callable 9/1/09 @
105.69	25,000	22,250
Cincinnati Bell, Inc. 8.38%, 1/15/14,
Callable 1/15/09 @ 104.19	85,000	80,962
Citizens Communications Co. 7.13%,
3/15/19	50,000	44,000
Fairpoint Communications, Inc.
13.13%, 4/1/18, Callable 4/1/13 @
106.56 (a)	25,000	24,875
Level 3 Financing, Inc. 9.25%,
11/1/14, Callable 11/1/10 @ 104.63	50,000	45,500
Nordic Telephone Co., Holdings
8.88%, 5/1/16, Callable 5/1/11 @
104.44 (a)	50,000	48,250
PAETEC Holding Corp. 9.50%,
7/15/15, Callable 7/15/11 @ 104.75	50,000	45,562
Qwest Corp. 7.63%, 6/15/15	150,000	136,875
Windstream Corp. 8.63%, 8/1/16,
Callable 8/1/11 @ 104.31	25,000	25,313
		473,587

Telecom - Wireless – 4.0%
Centennial Communications Corp.
10.00%, 1/1/13, Callable 1/1/09 @
107.50	100,000	104,000
Cricket Communications 9.38%,
11/1/14, Callable 11/1/10 @ 104.69	50,000	49,000
iPCS, Inc. 6.12%, 5/1/14, Callable
10/10/08 @ 102.00 (b)	100,000	84,000
MetroPCS Wireless, Inc. 9.25%,
11/1/14, Callable 11/1/10 @ 104.63	100,000	97,000
Sprint Capital Corp. 8.38%, 3/15/12	100,000	98,250
Wind Acquisition Financial SA
10.75%, 12/1/15, Callable 12/1/10
@ 105.38	100,000	103,500
		535,750
Theaters & Entertainment – 0.8%
AMC Entertainment, Inc. 11.00%,
2/1/16, Callable 2/1/11@ 105.50	100,000	101,250
Tobacco – 0.2%
Alliance One International, Inc.
8.50%, 5/15/12	25,000	23,438
Transportation Excluding Air/Rail – 0.4%
Navios Maritime Holdings, Inc.
9.50%, 12/15/14, Callable 12/15/10
@ 104.75	30,000	29,325
Swift Transportation Co., Inc.
10.43%, 5/15/15, Callable 5/15/09
@ 102.00 (a)(b)	50,000	18,000
		47,325

TOTAL CORPORATE OBLIGATIONS
(COST $14,504,226)		12,964,643

Investment Company – 0.8%
Northern Institutional Diversified
Assets Portfolio, Shares Class,
2.01% (d)	113,138	113,138

TOTAL INVESTMENT COMPANY
(COST $113,138)		113,138

TOTAL INVESTMENTS
(COST $14,635,912) — 97.8%		13,080,993

Percentages indicated are based on net assets of $13,367,394.

*	Represents non-income producing security.
(a)	Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2008. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(c)	Non-Income Producing; Defaulted Bond.
(d)	The rates presented represent the annualized one day yield that was in effect on July 31, 2008.

LLC	Limited Liability Co.
LP	Limited Partnership
PLC	Public Limited Co.

See notes to schedules of portfolio investments.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares or
	Principal
	Amount ($)	Value ($)
Certificates of Deposit – 0.7%
Banking – 0.7%
First Tennessee Bank 2.95%,
12/17/09 (a)	100,000	99,535

TOTAL CERTIFICATES OF DEPOSIT
(COST $93,915)		99,535

U.S. Government and Government Agency
Obligations – 53.0%
Federal Home Loan Mortgage Corp. – 12.6%
5.13%, 11/17/17	400,000	414,582
Pool #1B2655, 6.19% , 12/1/34(a)(c)	99,158	100,319
Pool #1J1313, 6.38% , 6/1/36(a)	227,873	232,235
Pool #847557, 6.04% , 7/1/34(a)(c)	100,778	101,925
Pool #G02981, 6.00%, 6/1/37	169,724	170,779
TBA August:
5.00%, 8/15/22	660,000	647,006
5.50%, 8/15/22	150,000	150,234
		1,817,080
Federal National Mortgage Association – 29.9%
Pool #922090, 5.84% , 3/1/37(a)	269,367	273,522
TBA August:
5.00%, 8/1/33	350,000	332,281
6.00%, 8/15/36	975,000	979,266
5.50%, 8/15/37	2,175,000	2,128,103
6.50%, 8/15/37	550,000	564,609
		4,277,781
Government National Mortgage Association – 4.4%
Pool #19389, 5.00%, 8/1/34	300,000	289,688
TBA August:
5.50%, 8/15/36	90,000	89,184
6.00%, 8/15/36	250,000	252,656
		631,528
U.S. Treasury Notes – 6.1%
4.75%, 2/15/10	340,000	352,405
2.63%, 5/31/10	68,000	68,202
4.75%, 1/31/12	35,000	37,070
2.88%, 1/31/13	382,000	377,404
3.88%, 5/15/18	45,000	44,613
		879,694

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(COST $7,635,635)		7,606,083

Corporate Obligations – 35.2%
Banking – 0.7%
American Express Centurion Bank
5.95%, 6/12/17	100,000	94,321
Building & Construction Products – 1.3%
Martin Marietta Materials, Inc.
2.95%, 4/30/10 (a)(c)	100,000	97,228
Masco Corp. 3.09%, 3/12/10 (a)(c)	100,000	92,268
		189,496
Chemicals – 0.1%
Chemtura Corp. 6.88%, 6/1/16	25,000	21,125
Electric – 6.6%
Duke Energy Corp. 5.65%, 6/15/13	75,000	75,554
Florida Power Corp. 5.65%, 6/15/18	75,000	75,779
MidAmerican Energy Co. 5.95%,
7/15/17	450,000	456,804
Puget Sound Energy, Inc. 6.97%,
6/1/67, Callable 6/1/17 @ 100	100,000	86,875
Progress Energy, Inc. 3.08%,
11/14/08, Callable 8/14/08 @ 100 (a)(c)	250,000	249,946
		944,958
Finance – 7.4%
Bear Stearns Co., Inc.:
4.50%, 10/28/10	75,000	74,052
Series B, 6.95%, 8/10/12, MTN	150,000	154,621
Countrywide Home Loans, Series L,
4.00%, 3/22/11, MTN	150,000	139,502
Ford Motor Credit Co., LLC:
9.75%, 9/15/10	300,000	259,015
7.25%, 10/25/11	25,000	18,899
Lehman Brothers Holdings, Series I,
6.88%, 5/2/18, MTN	75,000	70,409
Morgan Stanley, Series F, 6.00%,
4/28/15, MTN	75,000	70,431
Pacific Life Global Funding 5.15%,
4/15/13 (b)	125,000	124,018
XTRA Finance Corp. 5.15%, 4/1/17	150,000	147,966
		1,058,913
Forestry/Paper – 0.2%
Georgia-Pacific Corp. 7.70%, 6/15/15	25,000	23,250
Gaming – 0.1%
MGM MIRAGE, Inc. 6.75%, 4/1/13	25,000	20,875
Health Services – 0.1%
Community Health Systems, Inc.
8.88%, 7/15/15, Callable 7/15/11
@ 104.44	25,000	25,187
Hospitals – 0.6%
HCA, Inc. 5.75%, 3/15/14	100,000	83,250
Insurance – 1.4%
New York Life Global Funding
4.65%, 5/9/13 (b)	200,000	198,224
Media – 3.0%
Vivendi 5.75%, 4/4/13 (b)	50,000	48,853
Time Warner Entertainment 8.88%,
10/1/12	350,000	380,817
		429,670
Media - Cable – 0.2%
Cablevision Systems Corp., Series B,
8.00%, 4/15/12	25,000	23,938
Medical – 1.2%
Glaxosmithkline Capital, Inc. 4.85%,
5/15/13	25,000	24,998
AstraZeneca PLC 5.90%, 9/15/17	150,000	154,234
		179,232
Office Equipment & Services – 0.7%
Xerox Corp. 3.56%, 12/18/09 (a)	100,000	99,412
Oil & Gas – 0.2%
Pioneer Natural Resources Co.
5.88%, 7/15/16	25,000	22,419
Pipelines – 0.8%
Transcontinental Gas Pipeline Corp.
6.05%, 6/15/18 (b)	100,000	98,125
Dynegy Holdings, Inc. 7.75%, 6/1/19	25,000	23,000
		121,125
Retail – 0.2%
Kroger Co. (The) 5.00%, 4/15/13	25,000	24,567
Support - Services – 0.3%
Iron Mountain, Inc. 8.00%, 6/15/20,
Callable 6/15/13 @ 104	25,000	24,313

Aramark Services, Inc. 8.50%,
2/1/15, Callable 2/1/11 @104.25	25,000	24,906
		49,219
Telecom - Integrated/Services – 0.2%
Qwest Corp. 7.63%, 6/15/15	25,000	22,813
Telecommunications – 2.7%
Verizon Pennsylvania, Inc. 5.65%,
11/15/11	275,000	276,417
Sprint Nextel Corp. 6.00%, 12/1/16	135,000	113,737
		390,154
Transportation – 7.2%
Norfolk Southern Corp. 5.75%,
4/1/18	50,000	48,851
Union Pacific Corp. 5.75%, 11/15/17	150,000	145,686
Union Pacific Railroad 5.08%, 1/2/29	293,571	272,143
Continental Airlines, Inc. 5.98%,
4/19/22	100,000	80,500
American Airlines, Inc.:
Series 2001-2, Class A1, 6.98%,
4/1/11	77,281	73,031
Series 2001-2, Class A2, 7.86%,
10/1/11	200,000	184,000
Burlington Northern Santa Fe
Railway Co. 4.83%, 1/15/23	230,919	229,963
		1,034,174
TOTAL CORPORATE OBLIGATIONS
(COST $5,203,733)		5,056,322

Asset Backed Securities – 20.0%
Asset Backed Funding Certificates,
Series 2003-AHL1, Class A1,
3.68%, 3/25/33	210,318	170,274
Cairn Mezzanine plc, Series 2007-
3A, Class B1, 3.59%, 8/13/47 (b)(e)	145,000	0
Capital Auto Receivables Asset Trust:
Series 2006-SN1A, Class A3,
5.31%, 10/20/09(b)(c)	144,719	144,921
Series 2005-1, Class A5, 2.56% ,
1/15/10(a)(c)	128,574	128,567
Series 2007-SN1, Class A3B,
2.52% , 7/15/10(a)(c)	110,000	109,594
Series 2007-SN1, Class A3A,
5.47%, 7/15/10(c)	100,000	101,406
Carmax Auto Owner Trust, Series
2008-2, Class A2B, 3.43%, 9/15/11 (a)(c)	190,000	190,004
Countrywide Asset-Backed Certificates:
Series 2006-S2, Class A5, 5.75% ,
7/25/27(a)	134,000	62,021
Series 2006-S4, Class A3, 5.80%,
7/25/34	210,000	96,821
Daimler Chrysler Auto Trust, Series
2005-A, Class A4, 3.74%, 2/8/10	43,452	43,458
GE Business Loan Trust, Series
2006-2A, Class A, 2.64%, 11/15/34
(a)(b) (c)	238,889	212,490
GMAC Mortgage Corp., Loan Trust,
Series 2006-HE3, Class A3, 5.81%,
10/25/36	170,000	87,627
Hyundai Auto Receivables Trust,
Series 2008-A, Class A2, 4.16%,
5/16/11 (c)	140,000	140,884
IOWA Student Loan Liquidity Corp.,
Series 2005-1, Class A1, 2.83%,
6/25/14 (a)(c)	75,012	74,899
MBNA Credit Card Master Note
Trust, Series 2005-A7, Class A7,
4.30%, 2/15/11 (c)	120,000	120,215
National Collegiate Student Loan
Trust, Series 2006-3, Class A1,
2.49%, 9/25/19 (a)(c)	137,518	133,685
Nissan Auto Receivables Owner
Trust, Series 2006-B, Class A3,
5.16%, 2/15/10 (c)	96,295	96,877
Preferred Term Securities XXII Ltd.
3.12%, 9/22/36, Callable 6/22/11
@ 100 (a)(b)(c)	197,058	168,288
Residential Funding Mortgage
Securities, Series 2006-HSA1,
Class A5, 5.31%, 2/25/36	65,000	30,872
SLM Student Loan Trust:
Series 2006-7, Class A2, 2.79% ,
10/25/16(a)(c)	195,922	195,463
Series 2006-9, Class A2, 2.80% ,
4/25/17(a)(c)	37,491	37,341
Series 2006-B, Class A1, 2.79% ,
9/15/20(a)(c)	155,477	152,188
Series 2005-4, Class A2, 2.88% ,
4/26/21(a)(c)	60,000	59,204
Series 2005-9, Class A4, 2.90% ,
1/25/23(a)(c)	190,000	188,023
South Carolina Student Loan Corp.,
Series 2008-1, Class A1, 3.21%,
9/2/14 (a)(c)	132,000	132,000

TOTAL ASSET BACKED SECURITIES
(COST $3,295,682)		2,877,122

Collateralized Mortgage Obligations – 5.6%
Banc of America Mortgage
Securities, Series 2005-D, Class
2A4, 4.79%, 5/25/35 (a)	191,501	186,887
Deutsche Mortgage Securities, Inc.,
Series 2006-WF1, Class 1A1,
5.09%, 6/26/35 (a)(b)	136,626	135,859
Freddie Mac:
Series 2988, Class AF, 2.76% ,
6/15/35(a)(c)	151,417	145,311
Series 3212, Class BK, 5.40%,
9/15/36	150,000	141,600
Residential Asset Securitization
Trust, Series 2003-A15, Class 1A2,
2.91%, 2/25/34 (a)(c)	222,416	198,357

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(COST $844,624)		808,014

Commercial Mortgage Backed Securities – 8.6%
Citigroup/Deutsche Bank
Commercial Mortgage Trust, Series
2007-CD4, Class A2B, 5.21%,
12/11/49	200,000	193,618
Commercial Mortgage Pass - Through Certificate:
Series 2006-FL12, Class A2,
2.56% , 12/15/20(a)(b)(c)	247,542	234,376
Series 2005-LP5, Class AJ,
5.05%, 5/10/43	200,000	172,672
Greenwich Capital Commercial
Funding Corp, Series 2006-GG7,
Class A2, 5.91%, 7/10/38 (a)	90,000	90,366
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class A4, 5.91%, 7/10/38 (a)	140,000	135,581

LB-UBS Commercial Mortgage
Trust, Series 2006-C6, Class A2,
5.35%, 9/15/39	70,000	68,919
Morgan Stanley Capital I, Series
2007-IQ14, Class A2, 5.61%,
4/15/49	220,000	214,554
Washington Mutual Commercial
Mortgage Securities Trust, Series
2006-SL1, Class A, 5.30%,
11/23/43 (a)(b)	145,265	124,248
TOTAL COMMERCIAL MORTGAGE
BACKED SECURITIES
(COST $1,303,820)		1,234,334

Foreign Bonds – 0.8%
United Kingdom – 0.8%
Barclays Bank plc 5.93%, 12/31/49 (b)	150,000	118,564

TOTAL FOREIGN BONDS
(COST $151,090)		118,564

Municipal Bonds – 1.1%
Arizona Educational Loan Marketing
Corp. Educational Loan Revenue
2.97%, 1/25/10 (a)(c)	157,141	156,952
TOTAL MUNICIPAL BONDS
(COST $157,000)		156,952

Investment Company – 12.0%
Northern Institutional Diversified
Assets Portfolio, Shares Class,
2.01% (c)(d)	1,724,314	1,724,314
TOTAL INVESTMENT COMPANY
(COST $1,724,314)		1,724,314

TOTAL INVESTMENTS
(COST $20,409,813) — 137.0%		19,681,240

Percentages indicated are based on net assets of $14,367,029.

(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2008. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(c)	Security held as collateral for to be announced securities and futures contracts.
(d)	The rates presented represent the annualized one day yield that was in effect on July 31, 2008.
(e)	Non-income producing; Defaulted Bond.

LLC	Limited Liability Co.
MTN	Medium Term Note
PLC	Public Limited Co.
TBA	Security was traded on a "to be announced" basis. Represents
35.80% of net assets.

See notes to schedules of portfolio investments.

HSBC INVESTOR GROWTH PORTFOLIO
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares	Value($)
Common Stocks – 98.8%
Aerospace & Defense – 2.7%
Precision Castparts Corp.	10,100	943,643
Rockwell Collins, Inc.	23,200	1,152,808
		2,096,451
Agriculture – 1.4%
Monsanto Co.	9,300	1,107,723
Biotechnology – 5.8%
Genzyme Corp. (a)	23,800	1,824,270
Gilead Sciences, Inc. (a)	31,400	1,694,972
Illumina, Inc. (a)	10,900	1,016,316
		4,535,558
Brokerage – 1.0%
Goldman Sachs Group, Inc.	4,200	772,968
Business Services – 1.1%
Ecolab, Inc.	19,700	880,590
Credit Card – 2.2%
MaterCard, Inc., Class A	4,400	1,074,260
Visa, Inc., Class A (a)	8,900	650,234
		1,724,494
Distribution / Wholesale – 1.4%
Fastenal Co.	24,600	1,201,956
Engineering & Construction – 1.2%
Fluor Corp.	11,600	943,660
Exchanges – 1.6%
IntercontinentalExchange, Inc. (a)	12,400	1,237,520
Farm Machinery and Equipment – 1.4%
Deere & Co.	15,600	1,094,496
Hardware / Peripherals – 5.1%
Apple, Inc. (a)	12,900	2,050,455
Hewlett-Packard Co.	43,400	1,944,320
		3,994,775
Household Products – 2.3%
Avon Products, Inc.	22,100	937,040
The Procter & Gamble Co.	12,900	844,692
		1,781,732
Industrial Conglomerates – 7.0%
Danaher Corp.	28,600	2,277,990
SPX Corp.	8,100	1,026,918
United Technologies Corp.	34,200	2,188,116
		5,493,024
Internet – 1.8%
Google, Inc., Class A (a)	3,000	1,421,250
Investment Management – 2.9%
T. Rowe Price Group, Inc.	15,700	939,645
The Charles Schwab Corp.	57,300	1,311,597
		2,251,242
Medical Products – 10.9%
Alcon, Inc. ADR	6,000	1,034,580
Allergan, Inc.	16,500	856,845
Charles River Laboratories
International, Inc. (a)	13,700	910,502
Medco Health Solutions, Inc. (a)	64,400	3,192,952
Mindray Medical International Ltd.
ADR	31,000	1,238,450
St. Jude Medical, Inc. (a)	28,200	1,313,556
		8,546,885
Medical Services & Distributers – 2.4%
Thermo Fisher Scientific, Inc. (a)	30,600	1,851,912
Metals & Mining – 0.5%
Peabody Energy Corp.	5,600	378,840
Oil & Gas – 12.2%
FMC Technologies, Inc. (a)	20,400	1,260,312
SandRidge Energy, Inc. (a)	16,100	787,129
Schlumberger Ltd.	24,700	2,509,520
Smith International, Inc.	14,100	1,048,758
Suncor Energy, Inc. ADR	14,000	763,000
Transocean, Inc. (a)	8,900	1,210,667
Weatherford International Ltd. (a)	53,000	1,999,690
		9,579,076
Pharmaceuticals – 1.6%
Teva Pharmaceutical Industries Ltd.
ADR	27,900	1,251,036
Retail – 3.5%
Amazon.com, Inc. (a)	10,500	801,570
Costco Wholesale Corp.	12,200	764,696
Wal-Mart Stores, Inc.	19,700	1,154,814
		2,721,080
Retail Pharmacy – 2.0%
CVS Caremark Corp.	42,800	1,562,200
Semiconductors – 0.8%
MEMC Electronic Materials, Inc. (a)	13,100	605,351
Software / Services – 9.8%
Autodesk, Inc. (a)	20,900	666,501
Cognizant Technology Solutions
Corp. (a)	50,500	1,417,535
Dolby Laboratories, Inc., Class A (a)	16,400	667,316
Infosys Technologies Ltd.	33,800	1,331,382
Microsoft Corp.	75,700	1,947,004
Oracle Corp. (a)	37,100	798,763
SAP AG ADR	14,300	826,683
		7,655,184
Solar – 0.7%
SunPower Corp., Class A (a)	7,000	551,390
Storage – 1.0%
EMC Corp. (a)	51,900	779,019
Telecommunications – 7.1%
Cisco Systems, Inc. (a)	72,100	1,585,479
Corning, Inc.	38,000	760,380
QUALCOMM, Inc.	58,400	3,231,856
		5,577,715
Telecomm-Cellular – 1.4%
Equinix, Inc. (a)	13,100	1,065,816
Transportation – 0.9%
C.H. Robinson Worldwide, Inc.	14,100	679,620
Travel & Leisure – 1.3%
Priceline.com, Inc. (a)	8,900	1,023,055
Utilities – 1.0%
FirstEnergy Corp.	10,900	801,695
Wireless – 2.8%
Research In Motion Ltd. (a)	17,700	2,173,914

TOTAL COMMON STOCKS
(COST $77,441,788)		77,341,227

Investment Company – 3.6%
Northern Institutional Diversified
Assets Portfolio, Shares Class,
2.01% (b)	2,817,210	2,817,210

TOTAL INVESTMENT COMPANY
(COST $2,817,210)		2,817,210

TOTAL INVESTMENTS
(COST $80,258,998) — 102.4%		80,158,437

Percentages indicated are based on net assets of $78,290,517.

(a)	Represents non-income producing security.
(b)	The rates presented represent the annualized one day yield that was in effect on July 31, 2008.

ADR	American Depositary Receipt

See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares	Value($)
Common Stocks – 98.1%
Australia – 1.8%
BHP Billiton Ltd.	53,600	1,999,698
Caltex Australia Ltd.	66,600	741,019
National Australia Bank Ltd.	59,965	1,376,255
OZ Minerals Ltd.	316,752	588,856
Qantas Airways Ltd.	393,600	1,222,449
		5,928,277
Austria – 1.0%
Voestalpine AG	51,400	3,374,488
Belgium – 1.6%
Fortis	176,832	2,483,480
Solvay SA, Class A	24,600	2,940,343
		5,423,823
Brazil – 0.3%
Banco Do Brasil SA	60,000	969,472
Canada – 5.3%
Barrick Gold Corp.	37,500	1,588,356
Canadian Imperial Bank of
Commerce	21,000	1,271,447
Fairfax Financial Holdings Ltd.	5,200	1,332,382
Gerdau Ameristeel Corp.	161,000	2,546,244
HudBay Minerals, Inc. (a)	28,700	277,272
Industrial Alliance Insurance and
Financial Services, Inc.	26,100	875,014
Inmet Mining Corp.	11,300	716,723
Petro-Canada	68,200	3,148,512
Royal Bank of Canada	45,400	2,095,487
Teck Cominco Ltd., B Shares	64,600	2,967,801
WestJet Airlines Ltd. (a)	59,300	857,901
		17,677,139
China – 0.6%
China Petroleum & Chemical Corp.	1,920,000	2,005,110
Finland – 1.7%
Nokia Oyj	129,400	3,531,297
Stora Enso Oyj, R Shares	236,600	2,136,318
		5,667,615
France – 13.0%
Air France-KLM	28,700	713,098
BNP Paribas SA	64,580	6,365,821
Compagnie Generale des
Establissements Michelin, B Shares	39,700	2,617,133
Credit Agricole SA	240,012	5,110,032
France Telecom SA	107,200	3,389,237
Lagardere S.C.A.	46,400	2,542,904
Renault SA	51,500	4,274,687
Sanofi-Aventis	68,900	4,835,874
Societe Generale	44,231	4,092,696
Total SA	109,700	8,398,801
Vallourec SA	4,500	1,339,783
		43,680,066
Germany – 13.7%
Allianz SE	39,800	6,769,717
BASF AG	127,200	8,102,124
Deutsche Bank AG	64,400	5,940,160
Deutsche Lufthansa AG	162,600	3,742,664
Deutsche Telekom AG	220,300	3,813,165
E.ON AG	38,500	7,354,821
Infineon Technologies AG (a)	304,300	2,284,356
Muenchener Rueckversicherungs-
Gesellschaft AG	27,700	4,598,465
RWE AG	31,860	3,807,543
		46,413,015
Hong Kong – 0.4%
China Netcom Group Corp., Ltd.	462,000	1,401,548
India – 0.3%
State Bank of India GDR	17,600	1,154,560
Italy – 2.8%
ENI SpA	189,900	6,407,488
Fondiaria-SAI SpA	57,900	1,912,921
Telecom Italia SpA	536,000	961,932
		9,282,341
Japan – 19.8%
Alps Electric Co., Ltd.	55,000	565,644
Canon, Inc.	32,250	1,474,199
FUJITSU Ltd.	573,000	4,144,738
Hitachi Ltd.	170,000	1,225,642
Honda Motor Co., Ltd.	99,000	3,160,846
JFE Holdings, Inc.	101,600	4,938,766
Mitsubishi Chemical Holdings Corp.	303,000	1,807,933
Mitsubishi Corp.	129,000	3,759,573
Mitsui & Co., Ltd.	86,000	1,764,640
Mitsui Chemicals, Inc.	417,000	2,008,011
Mitsui O.S.K. Lines Ltd.	327,000	4,235,320
NAMCO BANDAI Holdings, Inc.	123,800	1,495,022
Nippon Mining Holdings, Inc.	360,000	2,169,217
Nippon Steel Corp.	329,000	1,873,037
Nippon Telegraph & Telephone
Corp.	881	4,476,631
Nippon Yusen Kabushiki Kaisha	152,000	1,299,016
Nissan Motor Co., Ltd.	534,700	4,116,840
ORIX Corp.	21,300	3,225,253
Sharp Corp.	261,000	3,626,268
Sony Corp.	12,510	473,133
Sumitomo Mitsui Financial Group,
Inc.	570	4,423,078
The Tokyo Electric Power Co., Inc.	165,200	4,550,317
Toshiba Corp.	543,000	3,525,986
Toyota Motor Corp.	56,700	2,444,536
		66,783,646
Luxembourg – 1.7%
ArcelorMittal	64,352	5,691,461
Netherlands – 3.1%
ING Groep NV	161,968	5,281,154
Koninklijke Ahold NV	266,720	3,034,429
Koninklijke DSM NV	34,900	2,117,420
		10,433,003
Norway – 2.0%
Norsk Hydro ASA	149,350	1,867,880
StatoilHydro ASA	153,100	4,961,492
		6,829,372
Russian Federation – 0.9%
JSC MMC Norilsk Nickel ADR	68,750	1,490,885
LUKOIL ADR	16,550	1,374,532
		2,865,417
Singapore – 0.5%
Flextronics International Ltd. (a)	104,800	935,864
Neptune Orient Lines Ltd.	427,000	875,797
		1,811,661
South Africa – 0.5%
Sanlam Ltd.	554,040	1,322,007

Standard Bank Group Ltd.	31,023	381,399
		1,703,406
South Korea – 1.7%
Honam Petrochemical Corp.	8,100	600,596
Hynix Semiconductor, Inc. (a)	24,700	524,160
Hyundai Motor Co., Ltd.	9,500	665,084
Hyundai Motors Co., Ltd., Second
Preferred	15,950	443,027
Industrial Bank of Korea GDR	88,300	1,412,800
Kookmin Bank ADR	14,600	837,164
Samsung Electronics Co., Ltd.,
Preferred	2,900	1,066,393
		5,549,224
Spain – 1.2%
Repsol YPF SA	118,600	3,973,085
Sweden – 1.7%
Electrolux AB, B Shares	6,500	78,368
Nordea Bank AB	73,600	1,043,452
Svenska Cellusoa AB (SCA), B
Shares	189,700	2,147,983
Tele2 AB, B Shares	73,400	1,282,407
Volvo AB, B Shares	86,500	1,040,805
		5,593,015
Switzerland – 2.8%
Credit Suisse Group	81,100	4,050,914
Novartis AG	90,330	5,363,525
		9,414,439
Taiwan – 1.3%
Asustek Computer, Inc.	430,000	1,119,248
China Steel Corp. GDR	40,044	1,143,256
Compal Electronics, Inc.	579,000	551,240
Taiwan Semiconductor
Manufacturing Co., Ltd.	510,960	923,128
United Microelectronics Corp.	1,094,551	506,367
		4,243,239
Thailand – 0.3%
PTT Public Co., Ltd.	121,400	900,190
United Kingdom – 18.1%
Associated British Foods plc	199,300	2,817,687
Aviva plc	352,191	3,494,514
Barclays plc	591,100	4,013,257
BP plc	125,000	1,282,758
British Energy Group plc	277,000	3,974,421
GlaxoSmithKline plc	259,600	6,050,491
HBOS plc	1,002,101	5,717,787
Home Retail Group plc	358,100	1,531,246
ITV plc	879,270	737,400
Kazakhmys plc	84,600	2,489,948
Royal & Sun Alliance Insurance
Group plc	776,127	2,014,762
Royal Bank of Scotland Group plc	1,039,124	4,310,796
Royal Dutch Shell plc, A Shares	277,887	9,853,544
Royal Dutch Shell plc, B Shares	45,973	1,614,196
Taylor Wimpey plc	468,220	362,053
Vodafone Group plc	2,624,658	7,030,049
Xstrata plc	51,700	3,707,720
		61,002,629
TOTAL COMMON STOCKS
(COST $334,420,931)		329,771,241

Investment Company – 1.0%
Northern Institutional Diversified
Assets Portfolio, Shares Class,
2.01% (b)	3,244,465	3,244,465
TOTAL INVESTMENT COMPANY
(COST $3,244,465)		3,244,465

TOTAL INVESTMENTS
(COST $337,665,396) — 99.1%		333,015,706

Percentages indicated are based on net assets of $336,019,710.

(a)	Represents non-income producing security.
(b)	The rates presented represent the annualized one day yield that was in effect on July 31, 2008.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Co.
SPA	Standby Purchase Agreement

See notes to schedules of portfolio investments.

Schedule Portfolio Investments - July 31, 2008
The Portfolio invested, as a percentage of net assets, in the following industries, as of July 31, 2008.

Industry	Percent of Net Assets
Automotive	5.6%
Banking & Financial Services	19.5%
Broadcasting	0.2%
Building & Construction	0.7%
Cash & Cash Equivalents	1.0%
Chemicals	4.6%
Drugs - Medical	4.8%
Electrical	6.9%
Electronic Components & Semiconductors	4.5%
Food & Beverage	1.7%
Import/Export	0.5%
Insurance	6.6%
Manufacturing	4.4%
Metals & Mining	10.6%
Oil & Gas	14.0%
Paper & Related Products	0.6%
Publishing	0.8%
Retail	0.5%
Telecommunications	7.7%
Transportation Services	3.9%
Total Investments	99.1%

At July 31, 2008, the Portfolio's open forward currency contracts were as follows:

		Contract	Contract		Unrealized
	Delivery	Amount	Value		Appreciation/
Currency	Date	(Local Currency)	(U.S. Dollar) ($)	Value ($)	(Depreciation) ($)
SHORT CONTRACTS
Swedish Krona	8/1/2008	2,210,000	364,266	363,375	(891)
South African Rand	8/1/2008	1,030	140	139	(1)

HSBC INVESTOR OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares	Value($)
Common Stocks – 96.9%
Aerospace & Defense – 1.8%
BE Aerospace, Inc. (a)	129,900	3,335,832
Biotechnology – 5.6%
Illumina, Inc. (a)	75,400	7,030,296
Invitrogen Corp. (a)	80,400	3,565,740
		10,596,036
Business Services – 1.8%
Navigant Consulting, Inc. (a)	187,650	3,467,772
Computer Software – 13.9%
ACI Worldwide, Inc. (a)	159,600	3,121,776
BMC Software, Inc. (a)	133,200	4,380,948
Brocade Communications Systems,
Inc. (a)	397,100	2,680,425
Check Point Software Technologies
Ltd. (a)	162,550	3,711,016
Nuance Communications, Inc. (a)	274,750	4,264,120
Red Hat, Inc. (a)	190,200	4,066,476
Satyam Computer Services Ltd. ADR	116,400	2,483,976
VeriFone Holdings, Inc. (a)	137,400	2,055,504
		26,764,241
Consumer Products – 7.1%
Church & Dwight Co., Inc.	75,400	4,137,198
Crown Holdings, Inc. (a)	141,600	3,969,048
Smithfield Foods, Inc. (a)	129,000	2,770,920
Tyson Foods, Inc., Class A	177,600	2,646,240
		13,523,406
Diversified Manufacturing Operations – 5.2%
Actuant Corp., Class A	118,900	3,621,694
AMETEK, Inc.	58,700	2,809,382
The Manitowoc Co., Inc.	129,000	3,400,440
		9,831,516
Education – 2.8%
Corinthian Colleges, Inc. (a)	161,429	2,542,507
DeVry, Inc.	48,800	2,772,328
		5,314,835
Electronic Components & Semiconductors – 1.7%
ANADIGICS, Inc. (a)	294,000	1,755,180
ATMI, Inc. (a)	61,950	1,395,734
		3,150,914
Financial Services – 2.5%
Affiliated Managers Group, Inc. (a)	20,150	1,740,960
Annaly Capital Management, Inc.	75,400	1,136,278
PrivateBancorp, Inc.	64,300	1,900,065
		4,777,303
Health Care – 8.1%
DaVita, Inc. (a)	82,100	4,585,285
DENTSPLY International, Inc.	100,500	4,045,125
Gen-Probe, Inc. (a)	68,700	3,663,084
Pediatrix Medical Group, Inc. (a)	51,900	2,524,935
Volcano Corp. (a)	42,600	646,242
		15,464,671
Hotels & Lodging – 0.8%
LaSalle Hotel Properties	66,200	1,503,402
Industrial Manufacturing – 7.2%
IDEX Corp.	122,300	4,626,609
Mettler-Toledo International, Inc. (a)	30,200	3,246,802
Oshkosh Corp.	101,400	1,829,256
WESCO International, Inc. (a)	104,700	3,941,955
		13,644,622
Media – 1.0%
DreamWorks Animation SKG, Inc. (a)	64,500	1,915,650
Oil & Gas – 15.7%
BJ Services Co.	160,000	4,704,000
Consol Energy, Inc.	37,400	2,782,186
Denbury Resources, Inc. (a)	170,900	4,809,126
Exterran Holdings, Inc. (a)	65,300	3,685,532
Massey Energy Co.	95,450	7,087,162
Range Resources Corp.	59,500	2,889,320
Smith International, Inc.	52,800	3,927,264
		29,884,590
Pharmaceuticals – 12.5%
Alexion Pharmaceuticals, Inc. (a)	70,100	6,571,875
Elan Corp. plc ADR (a)	274,800	5,509,740
OSI Pharmaceuticals, Inc. (a)	130,650	6,876,110
Santarus, Inc. (a)	247,100	590,569
Shire plc ADR	90,500	4,555,770
		24,104,064
Retail – 3.8%
O'Reilly Automotive, Inc. (a)	84,600	2,160,684
PetSmart, Inc.	87,100	1,978,041
Urban Outfitters, Inc. (a)	93,800	3,096,338
		7,235,063
Telecommunications – 2.6%
Comverse Technology, Inc. (a)	135,800	2,034,284
Polycom, Inc. (a)	121,450	2,866,220
		4,900,504
Transportation – 2.0%
Kansas City Southern (a)	69,800	3,839,000
Utilities – 0.8%
Equitable Resources, Inc.	29,300	1,530,925

TOTAL COMMON STOCKS
(COST $174,431,573)		184,784,346

Investment Company – 3.4%
Northern Institutional Government
Select Portfolio, Shares Class,
1.94% (b)	6,404,536	6,404,536

TOTAL INVESTMENT COMPANY
(COST $6,404,536)		6,404,536

TOTAL INVESTMENTS
(COST $180,836,109) — 100.3%		191,188,882

Percentages indicated are based on net assets of $190,601,053.

(a)	Represents non-income producing security.
(b)	The rates presented represent the annualized one day yield that was in effect on July 31, 2008.

ADR	American Depositary Receipt

PLC	Public Limited Co.

See notes to schedules of portfolio investments.

HSBC INVESTOR VALUE PORTFOLIO
Schedule of Portfolio Investments
July 31, 2008
(Unaudited)

	Shares	Value($)
Common Stocks – 96.9%
Aerospace & Defense – 4.8%
Lockheed Martin Corp.	14,900	1,554,517
Raytheon Co.	28,300	1,611,119
		3,165,636
Banking – 5.1%
Bank of America Corp.	29,100	957,390
Wachovia Corp.	51,200	884,224
Wells Fargo & Co.	50,700	1,534,689
		3,376,303
Business Services – 3.4%
Pitney Bowes, Inc.	71,600	2,269,004
Computer Software – 8.2%
CA, Inc.	135,600	3,235,416
Microsoft Corp.	85,400	2,196,488
		5,431,904
Conglomerates – 1.4%
Loews Corp.	20,732	923,818
Consumer Products – 3.6%
Kimberly-Clark Corp.	27,500	1,590,325
Kraft Foods, Inc.	25,069	797,695
		2,388,020
Diversified Manufacturing Operations – 3.1%
Illinois Tool Works, Inc.	18,400	862,040
Ingersoll-Rand Co., Class A	32,400	1,166,400
		2,028,440
Financial Services – 4.9%
Citigroup, Inc.	44,707	835,574
Fannie Mae	56,000	644,000
JP Morgan Chase & Co.	43,550	1,769,436
		3,249,010
Insurance – 9.9%
Aetna, Inc.	16,700	684,867
American International Group, Inc.	19,200	500,160
Aon Corp.	32,700	1,497,660
Genworth Financial, Inc., Class A	93,500	1,493,195
The Hartford Financial Services
Group, Inc.	37,300	2,364,447
		6,540,329
Media – 6.9%
CBS Corp., Class B	34,350	561,966
Comcast Corp., Class A	51,650	1,060,891
Liberty Media Corp. Interactive,
Class A (a)	37,087	520,331
Viacom, Inc., Class B (a)	87,000	2,429,910
		4,573,098

Metals & Mining – 9.0%
AngloGold Ashanti Ltd. ADR	70,027	2,308,790
Barrick Gold Corp.	57,600	2,439,360
United States Steel Corp.	7,300	1,170,628
		5,918,778
Oil & Gas – 12.5%
Apache Corp.	24,400	2,736,948
ConocoPhillips	9,571	781,185
Hess Corp.	13,600	1,379,040
Noble Energy, Inc.	32,600	2,408,162
Talisman Energy, Inc.	55,200	984,216
		8,289,551
Paper & Related Products – 0.9%
International Paper Co.	22,300	618,156
Pharmaceuticals – 5.7%
Amgen, Inc. (a)	36,100	2,260,943
Sanofi-Aventis ADR	42,700	1,492,792
		3,753,735
Telecommunications – 7.1%
AT&T, Inc.	51,791	1,595,681
Motorola, Inc.	202,400	1,748,736
Sprint Nextel Corp.	45,600	371,184
Verizon Communications, Inc.	27,800	946,312
		4,661,913
Tobacco – 5.4%
Altria Group, Inc.	30,800	626,780
Lorillard, Inc.	19,927	1,337,301
Philip Morris International, Inc.	30,800	1,590,820
		3,554,901
Transportation – 3.1%
Union Pacific Corp.	24,600	2,028,024
Utilities – 1.9%
NRG Energy, Inc. (a)	33,800	1,226,602

TOTAL COMMON STOCKS
(COST $64,871,330)		63,997,222

Investment Company – 3.0%
Northern Institutional Government
Select Portfolio, Shares Class,
1.94% (b)	1,988,966	1,988,966
TOTAL INVESTMENT COMPANY
(COST $1,988,966)		1,988,966

TOTAL INVESTMENTS
(COST $66,860,296) — 99.9%		65,986,188

Percentages indicated are based on net assets of $66,030,633.

(a)	Represents non-income producing security.
(b)	The rates presented represent the annualized one day yield that was in effect on July 31, 2008.

ADR	American Depositary Receipt

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments (Unaudited)	July 31, 2008

          1.       Organization:

The HSBC Investor Funds (the “Trust”), a Massachusetts business trust organized on April 22, 1987 are registered under the Investment Company Act of 1940, as amended (the “Act”), as open-end management investment companies. As of July 31, 2008, the Trust is comprised of 20 separate operational funds.

Fund	Short Name
HSBC Investor Core Plus Fixed Income Fund	Core Plus Fixed Income Fund
HSBC Investor High Yield Fixed Income Fund	High Yield Fixed Income Fund
HSBC Investor Intermediate Duration Fixed Income Fund	Intermediate Duration Fixed Income Fund
HSBC Investor Growth Fund	Growth Fund
HSBC Investor Opportunity Fund	Opportunity Fund
HSBC Investor Overseas Equity Fund	Overseas Equity Fund
HSBC Investor Value Fund	Value Fund
(Individually a “Feeder Fund”, collectively the “Feeder Funds”)

HSBC Investor Aggressive Growth Strategy Fund	Aggressive Growth Fund
HSBC Investor Growth Strategy Fund	Growth Strategy Fund
HSBC Investor Moderate Growth Strategy Fund	Moderate Growth Fund
HSBC Investor Conservative Growth Strategy Fund	Conservative Growth Fund
(Individually a “Lifeline Fund”, collectively the “Lifeline Funds”)

HSBC Investor New York Tax-Free Bond Fund	New York Tax-Free Bond Fund
HSBC Investor Growth and Income Fund	Growth and Income Fund
HSBC Investor Mid-Cap Fund	Mid-Cap Fund
(Individually a “Variable Direct Fund”, collectively the “Variable Direct Funds”)

HSBC Investor California Tax-Free Money Market Fund	California Tax-Free Money Market Fund
HSBC Investor Prime Money Market Fund	Prime Money Market Fund
HSBC Investor New York Tax-Free Money Market Fund	N.Y. Tax-Free Money Market Fund
HSBC Investor Tax-Free Money Market Fund	Tax-Free Money Market Fund
HSBC Investor U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC Investor U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund
(Individually a “Money Market Fund”, collectively the “Money Market Funds”)

All the funds in the Trusts, except the New York Tax-Free Bond Fund, are diversified funds. The New York Tax-Free Bond Fund is a non-diversified fund which means they may concentrate their investments in the securities of a limited number of issuers. Each Fund is a part of the HSBC Family of Funds.

The Feeder Funds, Lifeline Funds, Variable Direct Funds and Money Market Funds are collectively referred to as the “Funds.”

The HSBC Investor Portfolios (the "Portfolio Trust"), is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios. The Portfolio Trust contains the following (individually a "Portfolio", collectively the "Portfolios"):

Portfolio	Short Name
HSBC Investor Core Plus Fixed Income Portfolio	Core Plus Fixed Income Portfolio
HSBC Investor High Yield Fixed Income Portfolio	High Yield Fixed Income Portfolio
HSBC Investor Intermediate Duration Fixed Income Portfolio	Intermediate Duration Fixed Income Portfolio

HSBC Investor Growth Portfolio	Growth Portfolio
HSBC Investor International Equity Portfolio	International Equity Portfolio
HSBC Investor Opportunity Portfolio	Opportunity Portfolio
HSBC Investor Value Portfolio	Value Portfolio

The Feeder Funds utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all their investable assets in their Respective Portfolios (as defined below):

		Proportionate
		Interest on
Feeder Fund	Respective Portfolio	July 31, 2008
Core Plus Fixed Income Fund	Core Plus Fixed Income Portfolio	14.3%
High Yield Fixed Income Fund	High Yield Fixed Income Portfolio	64.2%
Intermediate Duration Fixed Income	Intermediate Duration Fixed Income Portfolio	94.2%
Fund
Growth Fund	Growth Portfolio	65.5%
Opportunity Fund	Opportunity Portfolio	9.0%
Overseas Equity Fund	International Equity Portfolio	3.5%
Value Fund	Value Portfolio	65.5%

The Lifeline Funds utilize a master-feeder fund structure and seek to achieve their investment objectives by investing substantially all their investable assets in the Portfolios and the Prime Money Market Fund (collectively the “Underlying Portfolios”) per the following schedule from November 1, 2007 to July 31, 2008:

Lifeline Funds Portfolio Weightings

	Aggressive	Growth
	Growth	Strategy	Moderate	Conservative
Underlying Portfolios	Fund	Fund	Growth Fund	Growth Fund
Core Plus Fixed Income Portfolio	None	15%	26%	25%
High Yield Fixed Income Portfolio	None	2%	5%	8%
Intermediate Duration Fixed	None	None	None	3%
Income Portfolio
Growth Portfolio	21%	21%	19%	15%
International Equity Portfolio	23%	20%	15%	10%
Opportunity Portfolio	34%	20%	11%	4%
Value Portfolio	21%	21%	18%	14%
Prime Money Market Fund	1%	1%	6%	21%
Total	100%	100%	100%	100%

LifeLine Funds Portfolio Investments

	Aggressive	Growth	Moderate	Conservative
	Growth	Strategy	Growth	Growth
Underlying Portfolios	Fund	Fund	Fund	Fund

Core Plus Fixed Income Portfolio	$-	$5,131,474	$9,687,382	$3,094,445
High Yield Fixed Income Portfolio	-	682,488	1,858,305	987,749
Intermediate Duration Fixed Income
Portfolio	-	-	-	371,614
Growth Portfolio	2,551,593	7,205,505	7,100,305	1,862,210
International Equity Portfolio	2,783,904	6,836,056	5,584,014	1,236,711
Opportunity Portfolio	4,038,233	6,707,813	4,018,165	485,403
Value Portfolio	2,552,477	7,207,992	6,728,930	1,738,663
Prime Money Market Fund	120,509	340,479	2,228,031	2,594,799
Total	$12,046,716	$34,111,807	$37,205,132	$12,371,594

The Portfolios a are diversified series of the Portfolio Trust and are part of the HSBC Investor Family of Funds, like each Feeder Fund, are open-end management investment companies. The Portfolios’ Schedules of Portfolio Investments (“Schedules”) are published separately and should be read in conjunction with the Schedules of the Feeder Funds and the Lifeline Funds.

Under the Trusts’ and Portfolio Trust’s organizational documents, the Funds’ and Portfolios’ officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds’ and Portfolios. In addition, in the normal course of business, the Funds’ and Portfolios’ enter into contracts with their service providers, which also provide for indemnifications by the Fund’s and Portfolios’. The Funds’ and Portfolios’ maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Funds’ and Portfolios’. However, based on experience, the Funds’ and Portfolios expect that risk of loss to be remote.

          2.       Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds and the Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

A. Variable Direct Funds

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued by or at the direction of the Funds’ Board of Trustees. In addition, specific securities may need to be valued by or at the discretion of the Fund’s Board of Trustees due to potentially significant events. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

B. Feeder Funds and Lifeline Funds

The Feeder Funds and Lifeline Funds record their investments in their respective Portfolios at fair value. The LifeLine Funds record their investments in the Prime Money Market Fund at the respective net asset value reported by the Fund. The underlying securities of the Portfolios’ and the Prime Money Market Fund are recorded at fair value and at amortized cost, respectively, as more fully discussed below.

C. Portfolios

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios’ Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued by or at the direction of the Portfolios’ Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios’ net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

D. Money Market Funds

Investments of the Money Market Funds are valued at amortized cost, which approximates fair value, except for securties covered in the Capital Support Agreement as discussed in note 3, which are reflected at fair value, and in investments in other money market funds, which are priced at net asset value as reported by such companies. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

Investment Transactions:

A. Variable Direct Funds, Portfolios and Money Market Funds

Investment transactions are accounted for no later than one business day following trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis.

B. Feeder Funds and Lifeline Funds

The Feeder Funds and Lifeline Funds record daily their pro-rata income, expenses and realized and unrealized gains and losses derived from their respective Portfolio. Changes in holdings of the Prime Money Market Fund for each LifeLine Fund are reflected no later than the first business day following trade date. For financial reporting purposes changes in holdings of the Prime Money Market Fund are reflected as of trade date. In addition, the Feeder Funds and Lifeline Funds accrue their own expenses daily as incurred.

Foreign Currency Translation:

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Forward Foreign Currency Exchange Contracts:

The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency.

Futures Contracts:

A. Variable Direct Funds and Portfolios

The Variable Direct Funds and the Portfolios may invest in futures contracts for the purpose of hedging existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the affected Variable Direct Fund or Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin", are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis. Should market conditions move unexpectedly, the Variable Direct Funds and the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Core Plus Fixed Income Portfolio and the Intermediate Duration Fixed Income Portfolio had the following open futures contracts at July 31, 2008:

			Unrealized
			Appreciation
	Position	Contracts	(Depreciation) ($)
Core Plus Fixed Income Portfolio
U.S. Treasury Two Year Note Futures Contract expiring
September 2008 (Notional value at $9,540,000)	Long	45	46,625
U.S. Treasury Ten Year Note Futures Contract expiring
September 2008 (Notional value at $6,315,547)	Short	75	(30,938)

Intermediate Duration Fixed Income Portfolio
U.S. Treasury Two Year Note Futures Contract expiring
September 2008 (Notional value at $2,120,000)	Long	10	12,500
U.S. Treasury Ten Year Note Futures Contract expiring
September 2008 (Notional value at $1,148,281)	Short	10	(9,141)

Mortgage Dollar Roll Transactions:

The Growth and Income Fund and the Mid-Cap Fund may write covered call options against some of the securities in their portfolios provided the securities are listed on a national securities exchange. A call option is "covered" if the Fund owns the underlying securities covered by the call. The premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If the call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining a realized gain or loss.

Options:

The Growth and Income Fund and the Mid-Cap Fund may write covered call options against some of the securities in their portfolios provided the securities are listed on a national securities exchange. A call option is “covered’’ if the Fund owns the underlying securities covered by the call. The premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If the call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining a realized gain or loss. For the quarter ended July 31, 2008, the Funds did not write any covered call options.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act’’) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the investment manager based on procedures established by the Board of Trustees of the Trust and the Portfolio Trust. Therefore, not all restricted securities are considered illiquid.

          At July 31, 2008, the Core Plus Fixed Income Portfolio and the Prime Money Market Fund held illiquid securities representing .03% and 2.63% of net assets, respectively, as follows:

	Acquisition	Amortized	Principal
Security Name	Date	Cost ($)	Amount ($)	Value ($)
Core Plus Fixed Income Portfolio
DLJ Mortgage Acceptance Corp., IO, Series 1997-
CF1, Class S, 1.18%, 5/15/30	5/16/1997	1,474	18,532	-
FHA Weyerhauser, 7.43%, 1/1/24	3/28/2002	24,940	26,392	26,392
GS Mortgage Securities Corp., IO, Series 1997-GL,
Class X2, 0.29%, 7/13/30	8/14/1997	1,430	35,896	465
Prime Money Market Fund
Stanfield Victoria Funding LLC, 0.00%, 1/25/08*	7/11/2007	21,000,000	21,000,000	18,559,800
Stanfield Victoria Funding LLC, 0.00%, 3/3/08*	1/25/2007	39,999,427	40,000,000	35,352,000
Stanfield Victoria Funding LLC, 0.00%, 7/15/08*	2/26/2007	41,996,066	42,000,000	37,119,600
Whistlejacket Capital LLC, 0.00%, 5/15/08*	4/11/2007	49,998,699	50,000,000	47,495,000
Whistlejacket Capital LLC, 0.00%, 6/23/08*	6/20/2007	74,996,391	75,000,000	71,242,500

* These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs. The Prime Money Market Fund’s holdings in SIVs were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions. Management has considered these conditions in connection with the Prime Money Market Fund’s ongoing compliance with Rule 2a-7 of the Investment Company Act of 1940.

Repurchase Agreements:

The Funds (except the U.S. Treasury Money Market Fund) and Portfolios may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer’’ (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds’ or the Portfolios’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counter-party default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Federal Income Tax Information:

At July 31, 2008, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
Fund Name	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)
New York Tax-Free Bond	55,567,358	1,234,470	(562,742)	671,728
Growth and Income Fund	30,501,750	7,657,508	(1,852,410)	5,805,098
Mid-Cap Fund	21,456,956	4,974,682	(1,226,900)	3,747,782
California Tax-Free Money Market Fund	158,872,000	-	-	-
Prime Money Market Fund	7,971,049,443	-	(18,221,682)	(18,221,682)
New York Tax-Free Money Market Fund	1,134,396,515	-	-	-
Tax-Free Money Market Fund	183,422,430	-	-	-
U.S. Government Money Market Fund	19,535,778,627	-	(875)	(875)
U.S. Treasury Money Market Fund	3,021,023,240	-	(173,060)	(173,060)
Core Plus Fixed Income Portfolio	137,940,968	360,927	(5,134,548)	(4,773,621)
High Yield Fixed Income Portfolio	14,636,002	63,182	(1,618,191)	(1,555,009)
Intermediate Duration Fixed Income Portfolio	20,410,296	42,148	(771,204)	(729,056)
Growth Portfolio	80,519,462	4,719,596	(5,080,621)	(361,025)
International Equity Portfolio	338,654,060	44,234,888	(49,873,242)	(5,638,354)
Opportunity Portfolio	181,264,665	26,534,885	(16,610,668)	9,924,217
Value Portfolio	66,737,543	11,638,100	(12,389,455)	(751,355)

          3.       Capital Support Agreement:

The HSBC Investor Prime Money Market Fund (the “Fund”) holds notes (the “Notes”) issued by certain structured investment vehicles (“SIVs”). In order to mitigate the negative impact of holding these SIVs in light of the ongoing credit conditions in the market, including the downgrade in credit rating for one of the holdings, on January 9, 2008, the Trust, on behalf of the Fund, entered into a Letter of Indemnity (as subsequently amended, the “Agreement”) with HSBC Group Investment Businesses Limited (“HGIB”), an affiliate to the Fund’s investment adviser, HSBC Global Asset Management (USA) Inc., pursuant to which HGIB agreed to provide capital support to the Fund under certain circumstances.

           The Agreement requires HGIB to contribute capital to the Fund, subject to an aggregate limit of $69 million, if as a result of realized losses on the Notes the Fund’s mark-to-market net asset value would drop below $0.9975. In such event, HGIB would pay to the Fund the lesser of the following amounts: (i) the amount of the loss realized on the Notes; (ii) the amount, if any, necessary to restore the mark-to-market net asset value per share of the Fund to $0.9975, or (iii) the remaining amount of the aggregate limit under the Agreement, taking into account all prior contributions by HGIB.

          The Board of Trustees has determined that HGIB’s commitment under the Agreement is of comparable quality to a First Tier Security as defined in Rule 2a-7.

          The termination date of the Agreement is the earlier of: (i) the full payment in cash of all amounts due by the issuers of the Notes; (ii) the payment in cash by HGIB of all amounts due under the provisions of the Agreement; (iii) the determination that HGIB’s commitment under the Agreement no longer qualifies as a First Tier Security; or (iv) December 31, 2008. If the Fund continues to hold Notes on the December 31, 2008 termination date of the Agreement, the Fund will sell such Notes on the termination date if a sale would trigger a required capital payment from HGIB to the Fund under the provisions of the Agreement. Additionally, in the event that the Agreement terminates based on a determination by the Board that HGIB’s commitment under the Agreement no longer qualifies as a First Tier Security, the Fund will sell the Notes and HGIB will pay any amounts owed under the provisions of the Agreement.

          The following table summarizes the Notes and their amortized cost value, fair value, and unrealized depreciation as of July 31, 2008:

				Unrealized
	Principal	Amortized	Fair	Depreciation
Description	Amount ($)	Cost ($)	Value ($)	($)
Stanfield Victoria Funding LLC,
0.00%, 1/25/08	21,000,000	21,000,000	18,559,800	(2,440,200)
Stanfield Victoria Funding LLC,
0.00%, 3/03/08	40,000,000	39,999,427	35,352,000	(4,647,427)
Stanfield Victoria Funding LLC,
0.00%, 7/15/08	42,000,000	41,996,066	37,119,600	(4,876,466)
Whistlejacket Capital LLC, 0.00%,
5/15/08	50,000,000	49,998,699	47,495,000	(2,503,699)
Whistlejacket Capital LLC, 0.00%,
6/23/08	75,000,000	74,996,391	71,242,500	(3,753,891)

          In addition, the fair value of the Agreement was $5,122,822 as of July 31, 2008.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Investor Funds

By (Signature and Title)*	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 19, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 19, 2008

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer

Date	September 19, 2008
* Print the name and title of each signing officer under his or her signature.